Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 38.6%
		Basic Materials: 1.5%
1,700,000	(1)	Alpek SAB de CV, 3.250%, 02/25/2031	$ 1,726,163	0.0
1,725,000	(1)	Anglo American Capital PLC, 2.250%, 03/17/2028	1,746,283	0.0
1,377,000	(1)	Anglo American Capital PLC, 3.625%, 09/11/2024	1,485,401	0.0
671,000	(1)	Anglo American Capital PLC, 4.875%, 05/14/2025	759,920	0.0
1,846,000	(1)	Anglo American Capital PLC, 5.625%, 04/01/2030	2,262,065	0.0
750,000	(1)	Braskem Netherlands Finance BV, 4.500%, 01/31/2030	783,345	0.0
4,505,000		Celulosa Arauco y Constitucion SA, 3.875%, 11/02/2027	4,855,129	0.1
3,883,000		Dow Chemical Co., 4.375%, 11/15/2042	4,640,173	0.1
5,044,000		Dow Chemical Co/The, 2.100%, 11/15/2030	4,986,698	0.1
2,984,000		Dow Chemical Co/The, 4.250%, 10/01/2034	3,458,890	0.0
10,175,000	(1)	Element Solutions, Inc., 3.875%, 09/01/2028	10,396,459	0.1
5,000,000	(1)	Equate Petrochemical BV, 2.625%, 04/28/2028	5,062,000	0.1
6,815,000	(1)	FMG Resources August 2006 Pty Ltd., 4.375%, 04/01/2031	7,299,989	0.1
9,260,000		Freeport-McMoRan, Inc., 4.250%, 03/01/2030	9,931,350	0.1
3,000,000	(1)	GC Treasury Center Co. Ltd., 2.980%, 03/18/2031	3,070,935	0.0
4,899,000	(1)	Georgia-Pacific LLC, 0.950%, 05/15/2026	4,823,215	0.1
5,625,000	(1)	Georgia-Pacific LLC, 2.300%, 04/30/2030	5,754,275	0.1
1,960,000	(1)	Georgia-Pacific LLC, 3.163%, 11/15/2021	1,971,666	0.0
10,165,000	(1)	Ingevity Corp., 3.875%, 11/01/2028	10,101,875	0.1
4,087,000		Inversiones CMPC SA, 4.375%, 04/04/2027	4,542,271	0.0
5,352,000		Mosaic Co/The, 5.450%, 11/15/2033	6,719,907	0.1
1,748,000	(1)	Newcrest Finance Pty Ltd., 3.250%, 05/13/2030	1,880,683	0.0
1,400,000	(1)	Newcrest Finance Pty Ltd., 4.200%, 05/13/2050	1,607,734	0.0
2,217,000		Newmont Corp., 2.250%, 10/01/2030	2,212,937	0.0
87,000		Newmont Corp., 3.700%, 03/15/2023	90,866	0.0
9,450,000	(1)	Novelis Corp., 4.750%, 01/30/2030	9,934,312	0.1
2,099,000		Nutrien Ltd., 2.950%, 05/13/2030	2,216,813	0.0
8,851,000	(1)	OCI NV, 4.625%, 10/15/2025	9,258,987	0.1
1,325,000	(1)	OCP SA, 3.750%, 06/23/2031	1,341,231	0.0
3,954,000		PPG Industries, Inc., 1.200%, 03/15/2026	3,947,232	0.0
1,000,000		Sasol Financing USA LLC, 5.500%, 03/18/2031	1,055,500	0.0
3,189,000		Steel Dynamics, Inc., 1.650%, 10/15/2027	3,185,627	0.0
2,139,000		Steel Dynamics, Inc., 2.400%, 06/15/2025	2,239,150	0.0
2,425,000		Suzano Austria GmbH, 3.750%, 01/15/2031	2,546,250	0.0
4,825,000		Suzano Austria GmbH, 6.000%, 01/15/2029	5,754,054	0.1
1,750,000		Teck Resources Ltd., 6.125%, 10/01/2035	2,256,931	0.0
1,499,000		Teck Resources Ltd., 6.000%, 08/15/2040	1,920,522	0.0
10,190,000	(1)	Valvoline, Inc., 3.625%, 06/15/2031	10,215,424	0.1
800,000	(1)	Vedanta Resources Finance II PLC, 8.950%, 03/11/2025	786,956	0.0
			158,829,218	1.5

		Communications: 4.2%
1,350,000		Alibaba Group Holding Ltd., 2.125%, 02/09/2031	1,328,417	0.0
2,550,000		Alibaba Group Holding Ltd., 2.700%, 02/09/2041	2,439,941	0.0
2,455,000		Alibaba Group Holding Ltd., 3.600%, 11/28/2024	2,672,377	0.0
4,618,000		Amazon.com, Inc., 2.100%, 05/12/2031	4,698,684	0.1
7,104,000		Amazon.com, Inc., 2.875%, 05/12/2041	7,338,536	0.1
2,464,000		Amazon.com, Inc., 3.100%, 05/12/2051	2,591,647	0.0
530,000		Amazon.com, Inc., 3.150%, 08/22/2027	585,923	0.0
5,040,000		Amazon.com, Inc., 3.250%, 05/12/2061	5,320,414	0.1
10,190,000	(1)	ANGI Group LLC, 3.875%, 08/15/2028	10,141,394	0.1
5,246,000		AT&T, Inc., 1.650%, 02/01/2028	5,210,328	0.1
6,145,000		AT&T, Inc., 1.700%, 03/25/2026	6,211,033	0.1
3,523,000		AT&T, Inc., 2.250%, 02/01/2032	3,461,531	0.0
2,356,000	(1)	AT&T, Inc., 2.550%, 12/01/2033	2,336,482	0.0
5,830,000		AT&T, Inc., 2.750%, 06/01/2031	6,066,261	0.1
7,317,000		AT&T, Inc., 3.100%, 02/01/2043	7,184,100	0.1
2,868,000		AT&T, Inc., 3.500%, 06/01/2041	2,984,494	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

6,715,000	(1)	AT&T, Inc., 3.550%, 09/15/2055	6,747,292	0.1
11,847,000	(1)	AT&T, Inc., 3.650%, 09/15/2059	12,032,041	0.1
3,058,000	(1)	AT&T, Inc., 3.800%, 12/01/2057	3,191,872	0.0
930,000		AT&T, Inc., 4.300%, 02/15/2030	1,075,766	0.0
2,219,000		AT&T, Inc., 4.500%, 05/15/2035	2,608,043	0.0
4,515,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.850%, 04/01/2061	4,442,428	0.1
2,520,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.900%, 06/01/2052	2,573,267	0.0
3,860,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	4,441,665	0.0
4,725,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	4,892,369	0.1
5,882,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	6,667,580	0.1
5,000,000		Comcast Corp., 2.650%, 02/01/2030	5,267,975	0.1
3,288,000		Comcast Corp., 3.900%, 03/01/2038	3,789,040	0.0
6,289,000		Comcast Corp., 3.950%, 10/15/2025	7,050,587	0.1
2,932,000		Comcast Corp., 3.999%, 11/01/2049	3,459,050	0.0
4,440,000		Comcast Corp., 4.000%, 03/01/2048	5,215,542	0.1
3,250,000		Comcast Corp., 4.600%, 10/15/2038	4,035,033	0.0
10,085,000	(1),(2)	CommScope Technologies LLC, 5.000%, 03/15/2027	10,337,125	0.1
1,690,000		Corning, Inc., 5.450%, 11/15/2079	2,371,361	0.0
9,250,000	(1)	CSC Holdings LLC, 5.750%, 01/15/2030	9,620,000	0.1
1,875,000	(1)	Deutsche Telekom AG, 3.625%, 01/21/2050	1,984,959	0.0
2,876,000		Discovery Communications LLC, 2.950%, 03/20/2023	2,993,774	0.0
8,650,000		Discovery Communications LLC, 4.000%, 09/15/2055	9,172,514	0.1
3,750,000		Discovery Communications LLC, 5.200%, 09/20/2047	4,668,456	0.1
5,750,000		Discovery Communications LLC, 5.300%, 05/15/2049	7,288,503	0.1
5,000,000	(1)	DISH DBS Corp., 5.125%, 06/01/2029	4,943,400	0.1
4,750,000	(1)	GCI LLC, 4.750%, 10/15/2028	4,871,125	0.1
9,240,000	(1)	Gray Television, Inc., 7.000%, 05/15/2027	10,020,872	0.1
2,770,000		Interpublic Group of Cos, Inc./The, 3.750%, 10/01/2021	2,794,417	0.0
1,472,000		Interpublic Group of Cos., Inc., 4.200%, 04/15/2024	1,602,352	0.0
9,745,000	(1),(2)	Match Group Holdings II LLC, 4.125%, 08/01/2030	9,935,027	0.1
600,000		MercadoLibre, Inc., 2.375%, 01/14/2026	604,656	0.0
2,000,000	(1)	Millicom International Cellular SA, 4.500%, 04/27/2031	2,072,750	0.0
2,160,000	(1)	NBN Co. Ltd., 1.450%, 05/05/2026	2,166,349	0.0
1,923,000	(1)	NBN Co. Ltd., 2.625%, 05/05/2031	1,972,288	0.0
3,125,000	(1),(3)	Network i2i Ltd., 3.975%, 12/31/2199	3,137,047	0.0
2,375,000	(1)	Ooredoo International Finance Ltd., 2.625%, 04/08/2031	2,409,133	0.0
9,935,000	(1)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	9,992,126	0.1
9,130,000	(1)	Sirius XM Radio, Inc., 5.500%, 07/01/2029	9,960,374	0.1
7,255,000		Sprint Nextel Corp., 6.875%, 11/15/2028	9,313,606	0.1
3,370,000	(2)	TEGNA, Inc., 4.625%, 03/15/2028	3,500,588	0.0
6,775,000	(2)	TEGNA, Inc., 5.000%, 09/15/2029	7,108,262	0.1
7,190,000		Telecom Italia Capital SA, 7.721%, 06/04/2038	9,828,730	0.1
4,400,000	(1)	Tencent Holdings Ltd., 2.390%, 06/03/2030	4,388,867	0.0
900,000	(1)	Tencent Holdings Ltd., 2.880%, 04/22/2031	931,724	0.0
3,420,000	(1)	Tencent Holdings Ltd., 2.985%, 01/19/2023	3,539,672	0.0
1,350,000	(1)	Tencent Holdings Ltd., 3.680%, 04/22/2041	1,449,979	0.0
2,350,000		Time Warner Cable LLC, 5.500%, 09/01/2041	2,916,928	0.0
2,829,000		Time Warner Cable LLC, 5.875%, 11/15/2040	3,670,047	0.0
2,569,000		T-Mobile USA, Inc., 2.050%, 02/15/2028	2,615,075	0.0
2,033,000		T-Mobile USA, Inc., 3.300%, 02/15/2051	2,032,187	0.0
5,552,000		T-Mobile USA, Inc., 3.600%, 11/15/2060	5,659,431	0.1
4,084,000		T-Mobile USA, Inc., 3.750%, 04/15/2027	4,522,560	0.1
10,865,000		T-Mobile USA, Inc., 3.875%, 04/15/2030	12,182,381	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

4,085,000		T-Mobile USA, Inc., 4.375%, 04/15/2040	4,801,611	0.1
2,459,000		VeriSign, Inc., 2.700%, 06/15/2031	2,501,246	0.0
6,674,000		Verizon Communications, Inc., 2.650%, 11/20/2040	6,434,536	0.1
3,959,000		Verizon Communications, Inc., 2.875%, 11/20/2050	3,770,248	0.0
1,518,000		Verizon Communications, Inc., 2.987%, 10/30/2056	1,429,422	0.0
2,312,000		Verizon Communications, Inc., 3.400%, 03/22/2041	2,448,724	0.0
10,020,000		Verizon Communications, Inc., 3.700%, 03/22/2061	10,748,791	0.1
4,610,000		Verizon Communications, Inc., 3.850%, 11/01/2042	5,243,900	0.1
1,159,000		Verizon Communications, Inc., 4.000%, 03/22/2050	1,334,454	0.0
2,816,000		Verizon Communications, Inc., 4.500%, 08/10/2033	3,369,137	0.0
6,432,000		Verizon Communications, Inc., 4.812%, 03/15/2039	8,159,267	0.1
2,090,000		ViacomCBS, Inc., 5.500%, 05/15/2033	2,656,498	0.0
9,660,000	(1),(2)	ViaSat, Inc., 5.625%, 04/15/2027	10,110,736	0.1
9,900,000	(1)	Vmed O2 UK Financing I PLC, 4.750%, 07/15/2031	10,073,250	0.1
7,365,000		Vodafone Group PLC, 4.375%, 02/19/2043	8,615,915	0.1
2,548,000		Vodafone Group PLC, 5.125%, 06/19/2059	3,337,895	0.0
1,093,000		Walt Disney Co/The, 2.000%, 09/01/2029	1,105,863	0.0
10,050,000	(1)	Zayo Group Holdings, Inc., 4.000%, 03/01/2027	9,993,419	0.1
			432,774,669	4.2

		Consumer, Cyclical: 2.1%
10,165,000	(1)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	9,847,344	0.1
4,800,000	(1)	Academy Ltd., 6.000%, 11/15/2027	5,147,208	0.1
4,255,409	(1)	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.800%, 02/15/2029	4,719,422	0.1
4,770,000	(1)	Allison Transmission, Inc., 3.750%, 01/30/2031	4,694,252	0.0
5,273,522		American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 03/22/2029	5,201,364	0.1
512,086		American Airlines 2015-2 Class AA Pass Through Trust, 3.600%, 03/22/2029	531,090	0.0
1,216,131		American Airlines 2016-1 Class A Pass Through Trust, 4.100%, 01/15/2028	1,211,092	0.0
4,046,754		American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/2029	4,138,025	0.0
1,817,090		American Airlines 2016-3 Class A Pass Through Trust, 3.250%, 04/15/2030	1,753,492	0.0
1,027,180		American Airlines 2017-1 Class A Pass Through Trust, 4.000%, 08/15/2030	1,039,794	0.0
2,236,478		American Airlines 2017-2 Class A Pass Through Trust, 3.600%, 04/15/2031	2,218,593	0.0
589,694		American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	601,225	0.0
9,508,000		Asbury Automotive Group, Inc., 4.750%, 03/01/2030	9,952,499	0.1
1,485,854	(1)	British Airways 2020-1 Class A Pass Through Trust, 4.250%, 05/15/2034	1,604,777	0.0
8,250,000	(1)	CK Hutchison International 21 Ltd., 2.500%, 04/15/2031	8,426,549	0.1
287,691		Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 04/29/2026	304,698	0.0
4,640,000	(1)	Daimler Finance North America LLC, 2.125%, 03/10/2025	4,806,849	0.1
6,383,000	(1)	Daimler Finance North America LLC, 2.550%, 08/15/2022	6,534,772	0.1
2,890,000	(2)	Dana, Inc., 5.375%, 11/15/2027	3,082,127	0.0
6,625,000		Dana, Inc., 5.625%, 06/15/2028	7,182,825	0.1
1,352,364		Delta Air Lines 2015-1 Class AA Pass Through Trust, 3.625%, 01/30/2029	1,455,952	0.0
4,665,549		Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	4,740,861	0.1
1,470,000	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	1,580,387	0.0
4,762,884	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	5,299,023	0.1
1,650,000		Falabella SA, 3.750%, 10/30/2027	1,767,208	0.0
5,600,000		Ford Motor Credit Co. LLC, 4.000%, 11/13/2030	5,873,000	0.1
3,510,000		Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	3,934,148	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

2,200,000		General Motors Co., 5.400%, 04/01/2048	2,807,341	0.0
2,333,000		General Motors Co., 6.125%, 10/01/2025	2,763,437	0.0
3,665,000		General Motors Financial Co., Inc., 4.150%, 06/19/2023	3,893,912	0.0
1,732,000		General Motors Financial Co., Inc., 4.350%, 01/17/2027	1,948,905	0.0
2,509,000		General Motors Financial Co., Inc., 5.200%, 03/20/2023	2,702,347	0.0
1,000,000	(1)	Genm Capital Labuan Ltd., 3.882%, 04/19/2031	998,280	0.0
10,150,000	(1)	H&E Equipment Services, Inc., 3.875%, 12/15/2028	10,000,288	0.1
4,653,000	(1),(2)	Harley-Davidson Financial Services, Inc., 3.350%, 06/08/2025	4,981,518	0.1
4,917,000		Hasbro, Inc., 3.000%, 11/19/2024	5,234,716	0.1
4,915,000	(1)	Hyundai Capital America, 2.000%, 06/15/2028	4,881,232	0.1
5,725,000	(1)	InRetail Consumer, 3.250%, 03/22/2028	5,670,126	0.1
3,405,000		Lowe's Cos, Inc., 1.700%, 10/15/2030	3,267,016	0.0
2,795,000		McDonald's Corp., 3.500%, 07/01/2027	3,100,235	0.0
4,625,000		MGM Resorts International, 5.500%, 04/15/2027	5,089,581	0.1
2,679,000	(1)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	2,952,928	0.0
6,054,000	(1)	Nissan Motor Co. Ltd., 4.810%, 09/17/2030	6,841,213	0.1
4,610,000	(1)	Tempur Sealy International, Inc., 4.000%, 04/15/2029	4,681,870	0.0
4,414,000		Toyota Motor Credit Corp., 1.150%, 08/13/2027	4,361,430	0.0
4,238,000		Toyota Motor Credit Corp., 2.150%, 02/13/2030	4,352,155	0.0
3,244,045		United Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	3,450,665	0.0
930,733		United Airlines 2013-1 Class A Pass Through Trust, 4.300%, 02/15/2027	986,186	0.0
1,716,042		United Airlines 2014-1 Class A Pass Through Trust, 4.000%, 10/11/2027	1,812,877	0.0
3,107,179		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	3,282,708	0.0
7,574,453		United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/2030	7,754,615	0.1
191,282		United Airlines 2020-1 Class A Pass Through Trust, 5.875%, 04/15/2029	212,642	0.0
2,425,459		US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	2,538,660	0.0
447,529		US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/2026	451,870	0.0
9,800,000	(1)	Wyndham Hotels & Resorts, Inc., 4.375%, 08/15/2028	10,204,250	0.1
			218,871,579	2.1

		Consumer, Non-cyclical: 6.5%
2,740,000		AbbVie, Inc., 2.300%, 11/21/2022	2,812,971	0.0
5,636,000		AbbVie, Inc., 2.600%, 11/21/2024	5,945,185	0.1
8,167,000		AbbVie, Inc., 2.900%, 11/06/2022	8,440,436	0.1
3,188,000		AbbVie, Inc., 2.950%, 11/21/2026	3,429,184	0.0
1,609,000		AbbVie, Inc., 4.050%, 11/21/2039	1,871,347	0.0
10,195,000		AbbVie, Inc., 4.300%, 05/14/2036	12,127,357	0.1
4,325,000		AbbVie, Inc., 4.400%, 11/06/2042	5,258,649	0.1
2,526,000		AbbVie, Inc., 4.450%, 05/14/2046	3,055,888	0.0
7,965,000		AbbVie, Inc., 4.500%, 05/14/2035	9,606,222	0.1
1,538,000		AbbVie, Inc., 4.550%, 03/15/2035	1,869,660	0.0
2,298,000		AbbVie, Inc., 4.625%, 10/01/2042	2,845,954	0.0
6,638,000		Aetna, Inc., 4.500%, 05/15/2042	7,968,480	0.1
3,398,000		Aetna, Inc., 6.625%, 06/15/2036	4,966,015	0.1
8,045,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	7,964,550	0.1
1,890,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	2,038,819	0.0
2,486,000		Altria Group, Inc., 2.450%, 02/04/2032	2,406,932	0.0
4,971,000		Altria Group, Inc., 3.700%, 02/04/2051	4,723,531	0.1
3,473,000		Altria Group, Inc., 4.400%, 02/14/2026	3,931,395	0.0
533,000		Altria Group, Inc., 4.800%, 02/14/2029	618,330	0.0
1,325,000		Altria Group, Inc., 5.800%, 02/14/2039	1,639,125	0.0
1,326,000		Altria Group, Inc., 5.950%, 02/14/2049	1,699,737	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

9,003,000		AmerisourceBergen Corp., 3.400%, 05/15/2024	9,631,057	0.1
968,000		Amgen, Inc., 1.900%, 02/21/2025	1,003,152	0.0
2,960,000	(1)	AMN Healthcare, Inc., 4.000%, 04/15/2029	2,991,672	0.0
2,410,000	(1)	AMN Healthcare, Inc., 4.625%, 10/01/2027	2,509,292	0.0
10,519,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	12,921,567	0.1
10,000,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	12,679,674	0.1
2,495,000		Anheuser-Busch InBev Finance, Inc., 4.000%, 01/17/2043	2,792,299	0.0
4,324,000		Anheuser-Busch InBev Worldwide, Inc., 5.450%, 01/23/2039	5,714,568	0.1
4,196,000		Anthem, Inc., 2.875%, 09/15/2029	4,458,080	0.1
1,598,000		Anthem, Inc., 3.500%, 08/15/2024	1,721,973	0.0
4,225,000		Anthem, Inc., 4.650%, 08/15/2044	5,284,428	0.1
2,250,000		Anthem, Inc., 5.100%, 01/15/2044	2,972,698	0.0
2,656,000		Astrazeneca Finance LLC, 1.200%, 05/28/2026	2,650,087	0.0
2,636,000		Astrazeneca Finance LLC, 1.750%, 05/28/2028	2,637,722	0.0
2,950,000		Astrazeneca Finance LLC, 2.250%, 05/28/2031	2,998,822	0.0
2,822,000		AstraZeneca PLC, 1.375%, 08/06/2030	2,672,720	0.0
7,854,000		AstraZeneca PLC, 3.375%, 11/16/2025	8,601,226	0.1
14,471,000		BAT Capital Corp., 2.259%, 03/25/2028	14,377,968	0.1
2,393,000		BAT Capital Corp., 2.726%, 03/25/2031	2,364,991	0.0
1,005,000		BAT Capital Corp., 3.215%, 09/06/2026	1,067,218	0.0
2,393,000		BAT Capital Corp., 3.734%, 09/25/2040	2,342,878	0.0
4,880,000		BAT Capital Corp., 4.390%, 08/15/2037	5,269,693	0.1
9,725,000	(1),(2)	Bausch Health Cos, Inc., 5.250%, 01/30/2030	9,056,406	0.1
8,862,000	(1)	Bayer US Finance LLC, 3.000%, 10/08/2021	8,925,539	0.1
2,720,000		Becton Dickinson and Co., 3.363%, 06/06/2024	2,915,170	0.0
2,418,000		Bristol-Myers Squibb Co., 1.450%, 11/13/2030	2,336,799	0.0
2,418,000		Bristol-Myers Squibb Co., 2.550%, 11/13/2050	2,318,003	0.0
3,421,000		Bristol-Myers Squibb Co., 4.125%, 06/15/2039	4,137,329	0.0
4,922,000		Bunge Ltd. Finance Corp., 2.750%, 05/14/2031	4,979,706	0.1
5,377,000	(1)	Cargill, Inc., 3.875%, 05/23/2049	6,350,525	0.1
4,450,000		Centene Corp., 3.375%, 02/15/2030	4,657,704	0.1
4,750,000		Centene Corp., 4.625%, 12/15/2029	5,229,845	0.1
9,915,000		Central Garden & Pet Co., 4.125%, 10/15/2030	10,161,388	0.1
6,698,000		Cigna Corp., 3.050%, 11/30/2022	6,934,851	0.1
3,471,000		Cigna Corp., 3.250%, 04/15/2025	3,743,721	0.0
2,145,000		Cigna Corp., 3.400%, 03/15/2050	2,238,720	0.0
1,882,000		Cigna Corp., 4.800%, 08/15/2038	2,346,594	0.0
1,375,000		Cigna Corp., 4.800%, 07/15/2046	1,750,737	0.0
4,165,000		Cigna Corp., 4.900%, 12/15/2048	5,373,959	0.1
4,945,000		Coca-Cola Co/The, 2.000%, 03/05/2031	4,998,259	0.1
4,309,000		Coca-Cola Co/The, 2.875%, 05/05/2041	4,484,934	0.1
4,475,000		CVS Health Corp., 2.700%, 08/21/2040	4,345,843	0.0
2,465,000		CVS Health Corp., 3.875%, 07/20/2025	2,722,571	0.0
3,492,000		CVS Health Corp., 4.125%, 04/01/2040	4,060,756	0.0
2,326,000		CVS Health Corp., 4.780%, 03/25/2038	2,865,820	0.0
9,602,000		CVS Health Corp., 5.050%, 03/25/2048	12,494,979	0.1
7,379,000	(1)	Danone SA, 2.947%, 11/02/2026	7,913,599	0.1
6,060,000	(1)	DaVita, Inc., 3.750%, 02/15/2031	5,825,175	0.1
4,330,000	(1)	DaVita, Inc., 4.625%, 06/01/2030	4,457,605	0.1
6,370,000		Dentsply Sirona, Inc., 3.250%, 06/01/2030	6,820,488	0.1
1,942,000	(2)	Diageo Capital PLC, 2.125%, 04/29/2032	1,952,083	0.0
4,189,000	(1)	Element Fleet Management Corp., 3.850%, 06/15/2025	4,512,146	0.1
3,720,000	(1)	Fresenius Medical Care US Finance III, Inc., 1.875%, 12/01/2026	3,723,493	0.0
4,340,000		General Mills, Inc., 4.000%, 04/17/2025	4,812,575	0.1
2,056,000		Gilead Sciences, Inc., 0.750%, 09/29/2023	2,057,094	0.0
1,540,000		Gilead Sciences, Inc., 3.500%, 02/01/2025	1,670,209	0.0
1,644,000		Gilead Sciences, Inc., 4.500%, 02/01/2045	2,014,790	0.0
4,928,000		Global Payments, Inc., 1.200%, 03/01/2026	4,884,895	0.1
11,343,000		Global Payments, Inc., 2.650%, 02/15/2025	11,960,934	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

3,439,000		HCA, Inc., 4.125%, 06/15/2029	3,875,380	0.0
3,076,000		HCA, Inc., 4.500%, 02/15/2027	3,479,673	0.0
1,425,000		HCA, Inc., 5.125%, 06/15/2039	1,784,816	0.0
1,449,000		HCA, Inc., 5.250%, 04/15/2025	1,659,087	0.0
622,000		HCA, Inc., 5.250%, 06/15/2049	794,377	0.0
1,820,000		HCA, Inc., 5.500%, 06/15/2047	2,374,419	0.0
2,509,000	(1)	Health Care Service Corp. A Mutual Legal Reserve Co., 1.500%, 06/01/2025	2,550,219	0.0
5,902,000		Hormel Foods Corp., 3.050%, 06/03/2051	6,131,347	0.1
5,172,000		Humana, Inc., 3.125%, 08/15/2029	5,574,474	0.1
4,873,000		Humana, Inc., 4.500%, 04/01/2025	5,459,776	0.1
3,350,000	(1)	Hutama Karya Persero PT, 3.750%, 05/11/2030	3,602,278	0.0
3,695,000		Illumina, Inc., 2.550%, 03/23/2031	3,754,486	0.0
2,290,000	(1)	Imperial Brands Finance PLC, 3.750%, 07/21/2022	2,350,114	0.0
2,152,000		Johnson & Johnson, 0.950%, 09/01/2027	2,113,814	0.0
4,825,000		Kraft Heinz Foods Co., 4.625%, 10/01/2039	5,635,533	0.1
3,495,000		Kraft Heinz Foods Co., 6.875%, 01/26/2039	5,033,111	0.1
2,414,000		Laboratory Corp. of America Holdings, 3.250%, 09/01/2024	2,584,664	0.0
1,434,000		Laboratory Corp. of America Holdings, 4.000%, 11/01/2023	1,533,667	0.0
3,585,000	(1)	Mars, Inc., 0.875%, 07/16/2026	3,514,251	0.0
3,336,000	(1)	Mars, Inc., 4.125%, 04/01/2054	4,172,859	0.0
4,269,000		McKesson Corp., 0.900%, 12/03/2025	4,209,031	0.0
1,484,000		Medtronic, Inc., 4.375%, 03/15/2035	1,848,590	0.0
4,946,000		Mylan, Inc., 5.200%, 04/15/2048	6,117,567	0.1
9,800,000	(1)	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 4.125%, 04/30/2028	10,006,290	0.1
8,641,000		PayPal Holdings, Inc., 2.850%, 10/01/2029	9,330,554	0.1
7,252,000		PerkinElmer, Inc., 3.300%, 09/15/2029	7,860,409	0.1
1,689,000		Philip Morris International, Inc., 3.875%, 08/21/2042	1,872,294	0.0
9,620,000	(1),(2)	Pilgrim's Pride Corp., 4.250%, 04/15/2031	9,980,750	0.1
1,430,000	(1)	Post Holdings, Inc., 4.625%, 04/15/2030	1,455,854	0.0
8,405,000	(1)	Post Holdings, Inc., 5.500%, 12/15/2029	9,032,727	0.1
10,560,000	(1)	Prestige Brands, Inc., 3.750%, 04/01/2031	10,202,280	0.1
10,250,000	(1)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	10,262,813	0.1
9,811,000		Regeneron Pharmaceuticals, Inc., 1.750%, 09/15/2030	9,308,775	0.1
6,783,000		Reynolds American, Inc., 5.850%, 08/15/2045	8,318,472	0.1
818,000		Reynolds American, Inc., 6.150%, 09/15/2043	1,026,052	0.0
1,626,000	(1)	Royalty Pharma PLC, 1.200%, 09/02/2025	1,612,620	0.0
2,055,000	(1)	Royalty Pharma PLC, 1.750%, 09/02/2027	2,024,038	0.0
2,921,000	(1)	Royalty Pharma PLC, 2.200%, 09/02/2030	2,867,493	0.0
9,019,000	(1)	Royalty Pharma PLC, 3.300%, 09/02/2040	9,098,852	0.1
4,382,000	(1)	Royalty Pharma PLC, 3.550%, 09/02/2050	4,369,408	0.1
6,336,000		Shire Acquisitions Investments Ireland DAC, 2.875%, 09/23/2023	6,633,501	0.1
6,130,000		Smith & Nephew PLC, 2.032%, 10/14/2030	6,003,519	0.1
1,717,000		STERIS Irish FinCo UnLtd. Co., 2.700%, 03/15/2031	1,750,591	0.0
8,820,000		STERIS Irish FinCo UnLtd. Co., 3.750%, 03/15/2051	9,383,537	0.1
3,420,000		Takeda Pharmaceutical Co. Ltd., 2.050%, 03/31/2030	3,395,637	0.0
1,823,000		Takeda Pharmaceutical Co. Ltd., 3.025%, 07/09/2040	1,843,828	0.0
1,125,000		Takeda Pharmaceutical Co. Ltd., 3.175%, 07/09/2050	1,139,468	0.0
1,375,000		Takeda Pharmaceutical Co. Ltd., 3.375%, 07/09/2060	1,414,806	0.0
9,750,000	(1)	Tenet Healthcare Corp., 4.250%, 06/01/2029	9,884,063	0.1
2,461,000	(1)	Triton Container International Ltd., 2.050%, 04/15/2026	2,476,303	0.0
2,636,000	(1)	Triton Container International Ltd., 3.150%, 06/15/2031	2,653,683	0.0
4,500,000		United Rentals North America, Inc., 4.000%, 07/15/2030	4,644,000	0.1
4,325,000		United Rentals North America, Inc., 4.875%, 01/15/2028	4,592,069	0.1
1,974,000		UnitedHealth Group, Inc., 1.150%, 05/15/2026	1,975,332	0.0
5,425,000		UnitedHealth Group, Inc., 2.300%, 05/15/2031	5,559,731	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

2,218,000		UnitedHealth Group, Inc., 3.050%, 05/15/2041	2,325,460	0.0
5,425,000		UnitedHealth Group, Inc., 3.250%, 05/15/2051	5,798,349	0.1
2,117,000		UnitedHealth Group, Inc., 3.500%, 08/15/2039	2,369,269	0.0
9,504,000	(1)	Viatris, Inc., 3.850%, 06/22/2040	10,121,226	0.1
5,715,000	(1)	Viatris, Inc., 4.000%, 06/22/2050	6,054,273	0.1
3,086,000	(1)	Viterra Finance BV, 2.000%, 04/21/2026	3,092,862	0.0
			668,813,517	6.5

		Energy: 4.4%
9,895,000		Apache Corp., 5.100%, 09/01/2040	10,377,381	0.1
2,621,000	(2)	BP Capital Markets America, Inc., 1.749%, 08/10/2030	2,560,584	0.0
4,856,000		BP Capital Markets America, Inc., 3.224%, 04/14/2024	5,179,766	0.1
4,845,000		BP Capital Markets America, Inc., 3.379%, 02/08/2061	4,882,225	0.1
3,610,000	(3)	BP Capital Markets PLC, 4.875%, 12/31/2199	3,972,805	0.0
1,140,000		Burlington Resources LLC, 5.950%, 10/15/2036	1,577,589	0.0
1,220,000		Canadian Natural Resources Ltd., 6.750%, 02/01/2039	1,709,876	0.0
4,095,000		Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	4,476,971	0.1
265,000		Chevron USA, Inc., 3.250%, 10/15/2029	293,776	0.0
4,468,000		Chevron USA, Inc., 4.200%, 10/15/2049	5,513,802	0.1
2,013,000		Chevron USA, Inc., 4.950%, 08/15/2047	2,718,570	0.0
7,427,000		Cimarex Energy Co., 3.900%, 05/15/2027	8,195,334	0.1
5,603,000	(1)	ConocoPhillips, 2.400%, 02/15/2031	5,740,222	0.1
2,719,000	(1)	ConocoPhillips, 3.750%, 10/01/2027	3,058,504	0.0
10,185,000	(1)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.625%, 05/01/2027	10,482,402	0.1
3,662,000		Diamondback Energy, Inc., 2.875%, 12/01/2024	3,870,362	0.0
2,473,000		Diamondback Energy, Inc., 3.125%, 03/24/2031	2,565,576	0.0
4,245,000		Diamondback Energy, Inc., 3.250%, 12/01/2026	4,553,592	0.1
7,532,000		Diamondback Energy, Inc., 3.500%, 12/01/2029	8,069,966	0.1
1,979,000		Diamondback Energy, Inc., 4.400%, 03/24/2051	2,234,159	0.0
1,436,000		Diamondback Energy, Inc., 4.750%, 05/31/2025	1,618,400	0.0
8,250,000		Ecopetrol SA, 6.875%, 04/29/2030	9,968,145	0.1
7,100,000		Empresa Nacional del Petroleo, 3.750%, 08/05/2026	7,441,730	0.1
400,000	(1)	Empresa Nacional del Petroleo, 3.750%, 08/05/2026	419,252	0.0
5,373,000	(2),(3)	Enbridge, Inc., 5.750%, 07/15/2080	6,004,327	0.1
1,263,000		Energy Transfer L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	1,356,258	0.0
325,000		Energy Transfer L.P., 4.250%, 04/01/2024	350,643	0.0
645,000		Energy Transfer L.P., 4.900%, 03/15/2035	747,936	0.0
4,946,000		Energy Transfer L.P., 5.300%, 04/01/2044	5,720,915	0.1
8,457,000		Energy Transfer L.P., 5.300%, 04/15/2047	9,910,309	0.1
1,003,000		Energy Transfer L.P., 5.350%, 05/15/2045	1,166,569	0.0
3,075,000		Energy Transfer L.P., 5.800%, 06/15/2038	3,834,006	0.0
1,389,000		Enterprise Products Operating LLC, 3.950%, 01/31/2060	1,552,099	0.0
3,800,000	(3)	Enterprise Products Operating LLC, 4.875%, 08/16/2077	3,731,465	0.0
1,989,000		EOG Resources, Inc., 4.950%, 04/15/2050	2,653,283	0.0
2,642,000		Equinor ASA, 3.125%, 04/06/2030	2,879,279	0.0
1,850,000		Exxon Mobil Corp., 4.227%, 03/19/2040	2,211,270	0.0
5,286,000	(1)	Flex Intermediate Holdco LLC, 3.363%, 06/30/2031	5,361,714	0.1
825,000	(1)	Galaxy Pipeline Assets Bidco Ltd., 2.160%, 03/31/2034	812,055	0.0
1,000,000	(1)	Galaxy Pipeline Assets Bidco Ltd., 2.940%, 09/30/2040	995,736	0.0
1,800,000		Gazprom PJSC Via Gaz Capital SA, 4.950%, 03/23/2027	2,014,736	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

3,450,000		Gazprom PJSC Via Gaz Capital SA, 4.950%, 02/06/2028	3,863,310	0.0
3,250,000	(1)	Gazprom PJSC via Gaz Finance PLC, 2.950%, 01/27/2029	3,192,641	0.0
9,050,000	(1)	Gazprom PJSC via Gaz Finance PLC, 3.250%, 02/25/2030	9,031,085	0.1
9,800,000	(1),(3)	Gazprom PJSC via Gaz Finance PLC, 4.599%, 12/31/2199	10,235,679	0.1
163,000		Halliburton Co., 3.500%, 08/01/2023	171,921	0.0
136,000		Halliburton Co., 3.800%, 11/15/2025	150,432	0.0
10,597,000		Hess Corp., 5.600%, 02/15/2041	13,246,283	0.1
9,740,000	(1)	Indigo Natural Resources LLC, 5.375%, 02/01/2029	10,190,865	0.1
5,775,000		KazMunayGas National Co. JSC, 4.750%, 04/19/2027	6,600,652	0.1
2,650,000		KazMunayGas National Co. JSC, 5.375%, 04/24/2030	3,173,902	0.0
1,575,000	(1)	KazMunayGas National Co. JSC, 5.375%, 04/24/2030	1,886,376	0.0
1,295,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	1,424,596	0.0
2,332,000		Kinder Morgan, Inc., 5.550%, 06/01/2045	3,023,943	0.0
1,971,000	(1)	Lundin Energy Finance BV, 2.000%, 07/15/2026	1,976,473	0.0
3,850,000		Marathon Petroleum Corp., 4.700%, 05/01/2025	4,345,103	0.1
4,062,000		Marathon Petroleum Corp., 4.750%, 09/15/2044	4,821,378	0.1
1,443,000		Marathon Petroleum Corp., 5.000%, 09/15/2054	1,737,281	0.0
2,897,000		MPLX L.P., 1.750%, 03/01/2026	2,929,872	0.0
2,026,000		MPLX L.P., 2.650%, 08/15/2030	2,046,671	0.0
1,095,000		MPLX L.P., 4.700%, 04/15/2048	1,275,433	0.0
1,388,000		MPLX L.P., 5.200%, 03/01/2047	1,712,837	0.0
2,671,000		MPLX L.P., 5.200%, 12/01/2047	3,270,040	0.0
3,230,000		MPLX L.P., 5.500%, 02/15/2049	4,190,149	0.1
2,015,000	(1)	Northern Natural Gas Co., 3.400%, 10/16/2051	2,073,497	0.0
2,187,000		ONEOK Partners L.P., 6.125%, 02/01/2041	2,823,175	0.0
2,785,000		ONEOK Partners L.P., 6.200%, 09/15/2043	3,676,929	0.0
1,910,000		ONEOK, Inc., 2.200%, 09/15/2025	1,965,623	0.0
5,000,000	(1)	Pertamina Persero PT, 2.300%, 02/09/2031	4,805,708	0.1
6,075,000	(1)	Pertamina Persero PT, 3.100%, 01/21/2030	6,247,685	0.1
750,000		Pertamina Persero PT, 5.625%, 05/20/2043	885,221	0.0
16,250,000		Petrobras Global Finance BV, 5.600%, 01/03/2031	18,220,312	0.2
4,750,000		Petroleos del Peru SA, 4.750%, 06/19/2032	4,993,437	0.1
4,000,000	(1)	Petroleos del Peru SA, 4.750%, 06/19/2032	4,205,000	0.1
7,000,000		Petroleos Mexicanos, 5.950%, 01/28/2031	6,809,250	0.1
8,500,000		Petroleos Mexicanos, 6.500%, 03/13/2027	8,982,375	0.1
2,225,000		Petroleos Mexicanos, 6.500%, 01/23/2029	2,292,862	0.0
3,900,000	(1)	Petroleos Mexicanos, 6.875%, 10/16/2025	4,322,175	0.1
2,225,000		Petroleos Mexicanos, 6.875%, 08/04/2026	2,434,484	0.0
1,250,000	(1)	Petronas Capital Ltd., 2.480%, 01/28/2032	1,259,621	0.0
4,200,000	(1)	Petronas Energy Canada Ltd., 2.112%, 03/23/2028	4,248,730	0.1
1,425,000		Phillips 66, 0.900%, 02/15/2024	1,426,962	0.0
8,387,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.550%, 12/15/2029	8,840,354	0.1
3,962,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.500%, 12/15/2026	4,450,261	0.1
3,468,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	3,882,510	0.0
4,825,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.900%, 02/15/2045	5,255,401	0.1
510,000		Plains All American Pipeline L.P. / PAA Finance Corp., 5.150%, 06/01/2042	572,847	0.0
1,450,000	(1)	PTTEP Treasury Center Co. Ltd., 2.587%, 06/10/2027	1,505,723	0.0
950,000		Qatar Petroleum, 3.125%, 07/12/2041	946,495	0.0
2,025,000		Qatar Petroleum, 3.300%, 07/12/2051	2,025,000	0.0
2,550,000	(1),(2)	SA Global Sukuk Ltd., 2.694%, 06/17/2031	2,584,833	0.0
1,890,000		Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	2,135,672	0.0
2,203,000		Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	2,546,601	0.0
2,150,000		Sabine Pass Liquefaction LLC, 5.625%, 03/01/2025	2,459,082	0.0
5,554,000	(1)	Santos Finance Ltd., 3.649%, 04/29/2031	5,691,633	0.1
3,750,000	(1)	Saudi Arabian Oil Co., 2.250%, 11/24/2030	3,687,619	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

1,750,000	(1),(2)	Saudi Arabian Oil Co., 3.250%, 11/24/2050	1,705,156	0.0
2,675,000	(1)	Schlumberger Holdings Corp., 3.750%, 05/01/2024	2,880,770	0.0
5,190,000	(1)	Schlumberger Investment SA, 2.400%, 08/01/2022	5,273,721	0.1
4,235,000		Shell International Finance BV, 3.250%, 05/11/2025	4,598,516	0.1
3,245,000		Shell International Finance BV, 4.125%, 05/11/2035	3,865,801	0.0
3,000,000	(1)	Tengizchevroil Finance Co. International Ltd., 3.250%, 08/15/2030	3,063,450	0.0
4,282,000		TotalEnergies Capital International SA, 2.986%, 06/29/2041	4,368,496	0.1
1,957,000		TotalEnergies Capital International SA, 3.127%, 05/29/2050	1,988,119	0.0
1,290,000		Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	1,397,887	0.0
4,932,000		Valero Energy Corp., 2.850%, 04/15/2025	5,233,060	0.1
9,740,000		Western Midstream Operating L.P., 5.300%, 03/01/2048	10,413,180	0.1
10,875,000		Williams Cos, Inc./The, 4.000%, 09/15/2025	12,048,754	0.1
2,726,000		Williams Cos, Inc./The, 5.400%, 03/04/2044	3,462,278	0.0
1,846,000		Williams Partners L.P., 3.600%, 03/15/2022	1,877,164	0.0
2,768,000		Williams Partners L.P., 3.750%, 06/15/2027	3,077,243	0.0
			450,791,183	4.4

		Financial: 11.3%
1,000,000	(3)	ABN AMRO Bank NV, 4.400%, 03/27/2028	1,053,108	0.0
6,000,000	(1)	ABN AMRO Bank NV, 4.750%, 07/28/2025	6,735,408	0.1
5,468,000		Alexandria Real Estate Equities, Inc., 2.000%, 05/18/2032	5,332,863	0.1
2,537,000		American Homes 4 Rent L.P., 2.375%, 07/08/2031	2,507,552	0.0
791,000		American Homes 4 Rent L.P., 2.375%, 07/08/2051	774,879	0.0
3,163,000		American International Group, Inc., 3.875%, 01/15/2035	3,589,402	0.0
3,670,000		American International Group, Inc., 3.900%, 04/01/2026	4,097,293	0.0
1,147,000		American International Group, Inc., 4.375%, 01/15/2055	1,395,471	0.0
4,248,000		American International Group, Inc., 4.500%, 07/16/2044	5,163,467	0.1
2,202,000		American International Group, Inc., 4.800%, 07/10/2045	2,761,676	0.0
2,649,000	(1)	ANZ New Zealand Int'l Ltd./London, 1.250%, 06/22/2026	2,638,814	0.0
4,440,000		Arthur J Gallagher & Co., 3.500%, 05/20/2051	4,658,076	0.1
5,641,000		Assurant, Inc., 2.650%, 01/15/2032	5,637,843	0.1
5,119,000		Assurant, Inc., 3.700%, 02/22/2030	5,552,952	0.1
5,689,000	(1)	Athene Global Funding, 2.800%, 05/26/2023	5,929,963	0.1
3,452,000	(1)	Athene Global Funding, 2.950%, 11/12/2026	3,680,314	0.0
1,137,000	(1)	Aviation Capital Group LLC, 3.875%, 05/01/2023	1,191,669	0.0
2,027,000	(1)	Aviation Capital Group LLC, 4.375%, 01/30/2024	2,175,163	0.0
4,559,000	(1)	Aviation Capital Group LLC, 5.500%, 12/15/2024	5,157,284	0.1
1,759,000	(1)	Avolon Holdings Funding Ltd., 2.125%, 02/21/2026	1,753,209	0.0
5,232,000	(1),(2)	Avolon Holdings Funding Ltd., 2.750%, 02/21/2028	5,179,931	0.1
1,151,000	(1)	Avolon Holdings Funding Ltd., 2.875%, 02/15/2025	1,185,841	0.0
4,600,000	(1)	Banco Bradesco SA/Cayman Islands, 3.200%, 01/27/2025	4,738,667	0.1
4,250,000		Banco de Bogota SA, 6.250%, 05/12/2026	4,659,211	0.1
3,325,000	(1),(3)	Banco de Credito del Peru, 3.250%, 09/30/2031	3,300,811	0.0
764,000	(2)	Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.375%, 10/14/2025	846,050	0.0
3,750,000	(1)	Banco Nacional de Panama, 2.500%, 08/11/2030	3,636,619	0.0
1,600,000		Banco Santander SA, 1.849%, 03/25/2026	1,617,890	0.0
5,200,000		Banco Santander SA, 2.746%, 05/28/2025	5,482,162	0.1
1,600,000		Banco Santander SA, 2.958%, 03/25/2031	1,649,754	0.0
4,600,000		Banco Santander SA, 3.125%, 02/23/2023	4,792,809	0.1
4,175,000		Bancolombia SA, 3.000%, 01/29/2025	4,292,944	0.0
7,100,000	(1),(3)	Bangkok Bank PCL/Hong Kong, 5.000%, 12/31/2199	7,500,653	0.1
9,365,000	(3)	Bank of America Corp., 0.981%, 09/25/2025	9,363,282	0.1
5,462,000	(3)	Bank of America Corp., 1.197%, 10/24/2026	5,415,886	0.1
7,639,000	(3)	Bank of America Corp., 1.734%, 07/22/2027	7,701,896	0.1
3,180,000	(3)	Bank of America Corp., 1.898%, 07/23/2031	3,094,393	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

3,901,000	(3)	Bank of America Corp., 1.922%, 10/24/2031	3,805,652	0.0
1,495,000	(3)	Bank of America Corp., 2.015%, 02/13/2026	1,542,068	0.0
5,660,000	(3)	Bank of America Corp., 2.087%, 06/14/2029	5,711,318	0.1
7,858,000	(3)	Bank of America Corp., 2.676%, 06/19/2041	7,637,861	0.1
6,113,000	(3)	Bank of America Corp., 2.687%, 04/22/2032	6,293,135	0.1
5,000,000	(3)	Bank of America Corp., 2.884%, 10/22/2030	5,271,121	0.1
3,625,000	(3)	Bank of America Corp., 3.194%, 07/23/2030	3,907,579	0.0
494,000	(3)	Bank of America Corp., 3.419%, 12/20/2028	538,379	0.0
2,300,000	(3)	Bank of America Corp., 3.550%, 03/05/2024	2,417,044	0.0
1,941,000		Bank of America Corp., 3.950%, 04/21/2025	2,131,677	0.0
1,718,000	(3)	Bank of America Corp., 3.970%, 03/05/2029	1,938,695	0.0
2,645,000	(3)	Bank of America Corp., 4.078%, 04/23/2040	3,092,503	0.0
2,000,000	(3)	Bank of America Corp., 4.083%, 03/20/2051	2,394,703	0.0
7,307,000		Bank of America Corp., 4.183%, 11/25/2027	8,190,897	0.1
4,495,000		Bank of America Corp., 4.250%, 10/22/2026	5,078,832	0.1
9,614,000	(3)	Bank of America Corp., 4.271%, 07/23/2029	11,053,233	0.1
5,594,000	(3)	Bank of Montreal, 3.803%, 12/15/2032	6,174,010	0.1
2,940,000	(2)	Bank of Nova Scotia/The, 2.200%, 02/03/2025	3,066,643	0.0
2,417,000		Bank of Nova Scotia/The, 2.700%, 08/03/2026	2,590,413	0.0
4,740,000	(3)	Bank of Nova Scotia/The, 4.900%, 12/31/2199	5,214,000	0.1
3,962,000		Bank of Nova Scotia, 4.500%, 12/16/2025	4,492,527	0.0
4,952,000	(1)	Banque Federative du Credit Mutuel SA, 0.650%, 02/27/2024	4,941,058	0.1
13,595,000	(1)	Banque Federative du Credit Mutuel SA, 2.375%, 11/21/2024	14,211,278	0.1
6,041,000	(3)	Barclays PLC, 1.007%, 12/10/2024	6,065,258	0.1
3,687,000	(3)	Barclays PLC, 3.564%, 09/23/2035	3,845,873	0.0
4,548,000	(3)	Barclays PLC, 3.932%, 05/07/2025	4,912,240	0.1
2,475,000	(3)	Barclays PLC, 4.610%, 02/15/2023	2,538,635	0.0
2,575,000	(2)	Berkshire Hathaway Finance Corp., 1.450%, 10/15/2030	2,518,022	0.0
1,687,000		Berkshire Hathaway Finance Corp., 2.850%, 10/15/2050	1,687,462	0.0
3,020,000		Berkshire Hathaway Finance Corp., 4.250%, 01/15/2049	3,758,967	0.0
5,406,000	(1),(3)	BNP Paribas SA, 1.323%, 01/13/2027	5,344,447	0.1
5,150,000	(1),(3)	BNP Paribas SA, 2.219%, 06/09/2026	5,311,266	0.1
2,641,000	(1),(3)	BNP Paribas SA, 2.588%, 08/12/2035	2,582,707	0.0
9,060,000	(1),(3)	BNP Paribas SA, 2.819%, 11/19/2025	9,535,637	0.1
3,742,000	(1),(3)	BNP Paribas SA, 2.871%, 04/19/2032	3,845,577	0.0
4,499,000	(1)	BNP Paribas SA, 3.375%, 01/09/2025	4,829,168	0.1
3,062,000		Boston Properties L.P., 3.250%, 01/30/2031	3,283,135	0.0
4,875,000	(1),(3)	BPCE SA, 2.277%, 01/20/2032	4,788,525	0.1
8,130,000	(1)	BPCE SA, 2.700%, 10/01/2029	8,501,212	0.1
2,094,000	(1)	BPCE SA, 5.150%, 07/21/2024	2,334,080	0.0
7,020,000	(1)	BPCE SA, 5.700%, 10/22/2023	7,775,714	0.1
1,394,000		Camden Property Trust, 2.800%, 05/15/2030	1,479,622	0.0
11,000,000	(2)	Canadian Imperial Bank of Commerce, 2.250%, 01/28/2025	11,495,273	0.1
2,002,000	(2)	Canadian Imperial Bank of Commerce, 3.100%, 04/02/2024	2,128,548	0.0
2,119,000		Capital One Financial Corp., 3.650%, 05/11/2027	2,354,731	0.0
3,146,000		Capital One Financial Corp., 3.750%, 03/09/2027	3,499,269	0.0
4,091,000		CBRE Services, Inc., 2.500%, 04/01/2031	4,147,296	0.0
4,675,000		Charles Schwab Corp./The, 1.650%, 03/11/2031	4,542,300	0.1
1,971,000		Charles Schwab Corp./The, 2.000%, 03/20/2028	2,023,565	0.0
3,329,000	(3)	Charles Schwab Corp./The, 5.375%, 12/31/2199	3,687,866	0.0
3,161,000		CI Financial Corp., 4.100%, 06/15/2051	3,309,891	0.0
2,459,000	(3)	Citigroup, Inc., 1.462%, 06/09/2027	2,451,319	0.0
2,787,000	(3)	Citigroup, Inc., 1.678%, 05/15/2024	2,846,575	0.0
4,426,000	(2),(3)	Citigroup, Inc., 2.561%, 05/01/2032	4,508,579	0.1
3,170,000	(3)	Citigroup, Inc., 2.876%, 07/24/2023	3,252,006	0.0
4,915,000		Citigroup, Inc., 5.500%, 09/13/2025	5,728,152	0.1
1,147,000	(1)	Citizens Financial Group, Inc., 4.150%, 09/28/2022	1,193,121	0.0
1,201,000		Columbia Property Trust Operating Partnership L.P., 3.650%, 08/15/2026	1,267,256	0.0
638,000		Columbia Property Trust Operating Partnership L.P., 4.150%, 04/01/2025	687,891	0.0
2,977,000	(1)	Commonwealth Bank of Australia, 2.688%, 03/11/2031	2,979,234	0.0
1,520,000	(1)	Commonwealth Bank of Australia, 3.743%, 09/12/2039	1,678,827	0.0
3,693,000	(1),(3)	Cooperatieve Rabobank UA, 1.004%, 09/24/2026	3,649,062	0.0
4,027,000	(1),(3)	Cooperatieve Rabobank UA, 1.339%, 06/24/2026	4,046,423	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

6,000,000		Cooperatieve Rabobank UA, 3.950%, 11/09/2022	6,282,812	0.1
9,163,000		Cooperatieve Rabobank UA, 4.375%, 08/04/2025	10,238,735	0.1
1,500,000		Cooperatieve Rabobank UA, 4.625%, 12/01/2023	1,640,668	0.0
2,700,000	(1)	Corp Financiera de Desarrollo SA, 2.400%, 09/28/2027	2,659,027	0.0
15,084,000	(1),(3)	Credit Agricole SA/London, 1.907%, 06/16/2026	15,386,801	0.2
3,611,000		Credit Suisse AG/New York NY, 1.000%, 05/05/2023	3,650,825	0.0
4,068,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	4,503,479	0.0
3,222,000	(1),(3)	Credit Suisse Group AG, 2.193%, 06/05/2026	3,300,762	0.0
6,870,000	(1),(3)	Credit Suisse Group AG, 2.997%, 12/14/2023	7,096,527	0.1
8,409,000		Credit Suisse Group Funding Guernsey Ltd., 3.800%, 09/15/2022	8,752,482	0.1
1,732,000		Crown Castle International Corp., 1.050%, 07/15/2026	1,693,196	0.0
4,910,000	(1),(3)	Danske Bank A/S, 1.621%, 09/11/2026	4,919,520	0.1
2,005,000	(1)	Danske Bank A/S, 5.000%, 01/12/2022	2,051,683	0.0
2,407,000	(1),(3)	Depository Trust & Clearing Corp./The, 3.375%, 12/31/2199	2,450,627	0.0
2,000,000	(1)	Development Bank of Kazakhstan JSC, 2.950%, 05/06/2031	1,994,800	0.0
2,897,000		Discover Bank, 4.250%, 03/13/2026	3,254,057	0.0
2,404,000	(3)	Discover Bank, 4.682%, 08/09/2028	2,555,368	0.0
1,671,000	(1)	Empower Finance 2020 L.P., 1.357%, 09/17/2027	1,647,351	0.0
6,000,000		ERP Operating L.P., 2.500%, 02/15/2030	6,218,137	0.1
8,087,000	(1)	Federation des Caisses Desjardins du Quebec, 2.050%, 02/10/2025	8,359,675	0.1
750,000		Fondo Mivivienda SA, 3.500%, 01/31/2023	775,241	0.0
2,511,000		GE Capital Funding LLC, 4.400%, 05/15/2030	2,928,234	0.0
4,509,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	5,411,894	0.1
4,945,000	(3)	Goldman Sachs Group, Inc./The, 1.431%, 03/09/2027	4,933,186	0.1
4,913,000	(3)	Goldman Sachs Group, Inc./The, 1.542%, 09/10/2027	4,905,258	0.1
95,000	(3)	Goldman Sachs Group, Inc./The, 3.210%, 04/22/2042	99,516	0.0
5,493,000		Goldman Sachs Group, Inc., 4.250%, 10/21/2025	6,144,820	0.1
1,680,000		Goldman Sachs Group, Inc., 5.150%, 05/22/2045	2,252,421	0.0
792,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	1,155,070	0.0
3,726,000	(1)	Guardian Life Global Funding, 1.250%, 11/19/2027	3,637,961	0.0
2,059,000		Hartford Financial Services Group, Inc./The, 5.950%, 10/15/2036	2,817,110	0.0
8,475,000	(1)	HAT Holdings I LLC / HAT Holdings II LLC, 3.375%, 06/15/2026	8,549,156	0.1
3,779,000	(3)	HSBC Holdings PLC, 1.589%, 05/24/2027	3,789,128	0.0
2,569,000	(3)	HSBC Holdings PLC, 1.645%, 04/18/2026	2,604,702	0.0
5,105,000	(3)	HSBC Holdings PLC, 2.013%, 09/22/2028	5,125,525	0.1
6,500,000	(3)	HSBC Holdings PLC, 2.099%, 06/04/2026	6,684,574	0.1
4,759,000	(3)	HSBC Holdings PLC, 2.633%, 11/07/2025	4,997,353	0.1
8,523,000	(3)	HSBC Holdings PLC, 3.262%, 03/13/2023	8,696,192	0.1
2,924,000	(3)	HSBC Holdings PLC, 3.973%, 05/22/2030	3,275,418	0.0
4,593,000	(3)	HSBC Holdings PLC, 4.041%, 03/13/2028	5,096,849	0.1
4,085,000		HSBC Holdings PLC, 4.300%, 03/08/2026	4,610,963	0.1
4,751,000	(2),(3)	HSBC Holdings PLC, 4.700%, 12/31/2199	4,941,040	0.1
1,883,000		HSBC Holdings PLC, 4.950%, 03/31/2030	2,274,744	0.0
4,831,000	(3)	HSBC Holdings PLC, 6.000%, 12/31/2199	5,374,487	0.1
6,599,000		ING Groep NV, 3.550%, 04/09/2024	7,112,199	0.1
3,483,000		Intercontinental Exchange, Inc., 2.650%, 09/15/2040	3,326,121	0.0
3,301,000		Intercontinental Exchange, Inc., 3.000%, 06/15/2050	3,264,363	0.0
2,500,000	(1)	Itau Unibanco Holding SA/Cayman Island, 3.250%, 01/24/2025	2,574,375	0.0
1,200,000	(1),(3)	Itau Unibanco Holding SA/Cayman Island, 3.875%, 04/15/2031	1,195,134	0.0
6,236,000	(3)	JPMorgan Chase & Co., 0.969%, 06/23/2025	6,246,110	0.1
3,479,000	(3)	JPMorgan Chase & Co., 1.040%, 02/04/2027	3,423,692	0.0
8,447,000	(3)	JPMorgan Chase & Co., 1.953%, 02/04/2032	8,210,160	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

6,322,000	(3)	JPMorgan Chase & Co., 2.069%, 06/01/2029	6,377,835	0.1
3,784,000	(3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	3,877,439	0.0
5,000,000	(3)	JPMorgan Chase & Co., 2.301%, 10/15/2025	5,210,970	0.1
6,559,000	(3)	JPMorgan Chase & Co., 2.522%, 04/22/2031	6,754,967	0.1
4,205,000	(3)	JPMorgan Chase & Co., 2.525%, 11/19/2041	4,016,712	0.0
12,992,000	(3)	JPMorgan Chase & Co., 2.580%, 04/22/2032	13,343,086	0.1
6,884,000	(3)	JPMorgan Chase & Co., 3.157%, 04/22/2042	7,173,659	0.1
8,459,000	(3)	JPMorgan Chase & Co., 3.207%, 04/01/2023	8,643,699	0.1
3,766,000	(3)	JPMorgan Chase & Co., 3.328%, 04/22/2052	4,026,990	0.0
10,000	(3)	JPMorgan Chase & Co., 3.559%, 04/23/2024	10,547	0.0
4,270,000	(3)	JPMorgan Chase & Co., 3.797%, 07/23/2024	4,550,761	0.1
3,700,000		JPMorgan Chase & Co., 3.875%, 09/10/2024	4,035,071	0.0
2,423,000	(3)	JPMorgan Chase & Co., 3.964%, 11/15/2048	2,848,894	0.0
2,825,000	(3)	JPMorgan Chase & Co., 4.452%, 12/05/2029	3,306,087	0.0
2,200,000	(3)	JPMorgan Chase & Co., 4.493%, 03/24/2031	2,607,744	0.0
2,990,000		Kilroy Realty L.P., 3.450%, 12/15/2024	3,193,117	0.0
2,641,000		Kite Realty Group L.P., 4.000%, 10/01/2026	2,851,957	0.0
2,500,000	(1)	Kookmin Bank, 2.500%, 11/04/2030	2,491,425	0.0
4,485,000	(1)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	4,490,606	0.0
2,631,000	(1)	Liberty Mutual Group, Inc., 3.951%, 10/15/2050	2,939,375	0.0
2,545,000	(3)	Lloyds Banking Group PLC, 2.438%, 02/05/2026	2,655,274	0.0
2,849,000	(3)	Lloyds Banking Group PLC, 2.907%, 11/07/2023	2,938,356	0.0
4,164,000	(1)	LSEGA Financing PLC, 2.500%, 04/06/2031	4,271,468	0.0
5,345,000	(1)	LSEGA Financing PLC, 3.200%, 04/06/2041	5,611,872	0.1
5,560,000		Main Street Capital Corp., 3.000%, 07/14/2026	5,718,410	0.1
4,310,000		Main Street Capital Corp., 5.200%, 05/01/2024	4,692,978	0.1
7,183,000		Mitsubishi UFJ Financial Group, Inc., 1.412%, 07/17/2025	7,254,573	0.1
4,479,000		Mitsubishi UFJ Financial Group, Inc., 2.193%, 02/25/2025	4,663,196	0.1
725,000		Mitsubishi UFJ Financial Group, Inc., 2.757%, 09/13/2026	772,551	0.0
2,750,000	(1),(3)	Mizrahi Tefahot Bank Ltd., 3.077%, 04/07/2031	2,789,531	0.0
5,500,000		Mizuho Financial Group Cayman 2 Ltd., 4.200%, 07/18/2022	5,703,219	0.1
5,774,000	(3)	Mizuho Financial Group, Inc., 1.241%, 07/10/2024	5,855,562	0.1
3,417,000	(3)	Mizuho Financial Group, Inc., 2.226%, 05/25/2026	3,538,602	0.0
2,726,000	(3)	Mizuho Financial Group, Inc., 2.555%, 09/13/2025	2,856,305	0.0
660,000	(1)	Mizuho Financial Group, Inc., 3.477%, 04/12/2026	722,010	0.0
3,912,000	(3)	Morgan Stanley, 0.790%, 05/30/2025	3,900,992	0.0
5,685,000	(3)	Morgan Stanley, 1.593%, 05/04/2027	5,727,710	0.1
6,344,000	(3)	Morgan Stanley, 1.794%, 02/13/2032	6,101,159	0.1
5,414,000	(3)	Morgan Stanley, 2.188%, 04/28/2026	5,623,914	0.1
1,890,000	(3)	Morgan Stanley, 3.622%, 04/01/2031	2,111,678	0.0
3,210,000		Morgan Stanley, 3.875%, 04/29/2024	3,492,733	0.0
2,750,000		Morgan Stanley, 3.875%, 01/27/2026	3,075,658	0.0
3,524,000		Morgan Stanley, 4.000%, 07/23/2025	3,922,599	0.0
2,439,000	(3)	Morgan Stanley, 4.457%, 04/22/2039	3,020,686	0.0
10,040,000		MPT Operating Partnership L.P. / MPT Finance Corp., 3.500%, 03/15/2031	10,152,900	0.1
5,050,000	(1)	National Australia Bank Ltd., 2.332%, 08/21/2030	4,908,053	0.1
3,590,000	(1),(3)	National Australia Bank Ltd., 3.933%, 08/02/2034	3,893,786	0.0
9,520,000	(1),(3)	Nationwide Building Society, 4.363%, 08/01/2024	10,218,192	0.1
3,595,000	(3)	Natwest Group PLC, 3.032%, 11/28/2035	3,605,246	0.0
2,910,000	(3)	Natwest Group PLC, 3.073%, 05/22/2028	3,072,892	0.0
6,418,000		Natwest Group PLC, 3.875%, 09/12/2023	6,857,926	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

459,000	(3)	Natwest Group PLC, 4.269%, 03/22/2025	498,139	0.0
5,954,000	(3)	Natwest Group PLC, 4.519%, 06/25/2024	6,395,103	0.1
5,075,000		Navient Corp., 5.000%, 03/15/2027	5,261,506	0.1
1,000,000	(1),(3)	NBK Tier 1 Financing 2 Ltd., 4.500%, 12/31/2199	1,046,915	0.0
3,915,000	(1)	New York Life Global Funding, 2.875%, 04/10/2024	4,158,328	0.0
1,345,000	(1),(3)	Nordea Bank ABP, 6.125%, 12/31/2199	1,482,963	0 .0
DKK 3	(4)	Nordea Kredit Realkreditaktieselskab, 6.000%, 07/01/2029	–	–
3,885,000		Northern Trust Corp., 1.950%, 05/01/2030	3,922,535	0.0
4,918,000	(1)	Northwestern Mutual Global Funding, 1.700%, 06/01/2028	4,927,500	0.1
4,068,000	(1)	Northwestern Mutual Life Insurance Co/The, 3.625%, 09/30/2059	4,485,680	0.0
3,295,000		Old Republic International Corp., 3.850%, 06/11/2051	3,514,842	0.0
7,860,000		ORIX Corp., 3.250%, 12/04/2024	8,477,673	0.1
2,000,000	(1),(3)	Oversea-Chinese Banking Corp. Ltd., 1.832%, 09/10/2030	2,005,520	0.0
8,396,000		Owl Rock Capital Corp., 4.250%, 01/15/2026	9,080,555	0.1
5,456,000	(1)	Owl Rock Technology Finance Corp., 4.750%, 12/15/2025	6,004,974	0.1
4,906,000	(1)	Pacific Life Global Funding II, 1.375%, 04/14/2026	4,918,428	0.1
3,412,000		Piedmont Operating Partnership L.P., 3.150%, 08/15/2030	3,471,020	0.0
1,580,000		Piedmont Operating Partnership L.P., 4.450%, 03/15/2024	1,704,331	0.0
4,970,000		Public Storage, 0.875%, 02/15/2026	4,931,692	0.1
4,895,000	(1)	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., 3.875%, 03/01/2031	4,937,782	0.1
4,520,000	(1)	Quicken Loans LLC, 5.250%, 01/15/2028	4,751,650	0.1
3,152,000		Regency Centers L.P., 2.950%, 09/15/2029	3,322,821	0.0
3,622,000		Regency Centers L.P., 3.700%, 06/15/2030	4,013,266	0.0
1,250,000		Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/2023	1,352,134	0.0
3,008,000		Retail Properties of America, Inc., 4.750%, 09/15/2030	3,339,553	0.0
3,572,000	(1)	Scentre Group Trust 1 / Scentre Group Trust 2, 3.625%, 01/28/2026	3,907,906	0.0
1,350,000	(1),(2),(3)	Shinhan Financial Group Co. Ltd., 2.875%, 12/31/2199	1,343,898	0.0
3,482,000		Simon Property Group L.P., 1.750%, 02/01/2028	3,466,049	0.0
5,780,000	(1)	Skandinaviska Enskilda Banken AB, 0.850%, 09/02/2025	5,724,570	0.1
6,383,000	(1),(3)	Societe Generale SA, 1.792%, 06/09/2027	6,374,974	0.1
2,815,000	(1),(2),(3)	Standard Chartered PLC, 1.456%, 01/14/2027	2,792,597	0 .0
6,104,000	(1),(3)	Standard Chartered PLC, 3.265%, 02/18/2036	6,129,273	0.1
4,770,000		Sumitomo Mitsui Financial Group, Inc., 2.142%, 09/23/2030	4,659,958	0.1
3,225,000		Sumitomo Mitsui Financial Group, Inc., 2.448%, 09/27/2024	3,385,204	0.0
300,000		Sumitomo Mitsui Financial Group, Inc., 3.010%, 10/19/2026	324,117	0.0
3,351,000	(1)	Sumitomo Mitsui Trust Bank Ltd., 1.050%, 09/12/2025	3,333,363	0.0
3,451,000	(1),(3)	Svenska Handelsbanken AB, 1.418%, 06/11/2027	3,441,724	0.0
2,115,000		Travelers Cos, Inc./The, 3.050%, 06/08/2051	2,240,506	0.0
3,244,000		Truist Financial Corp., 1.125%, 08/03/2027	3,169,059	0.0
4,450,000	(3)	Truist Financial Corp., 1.267%, 03/02/2027	4,447,277	0.0
5,269,000	(3)	Truist Financial Corp., 1.887%, 06/07/2029	5,290,095	0.1
3,609,000	(3)	Truist Financial Corp., 5.100%, 12/31/2199	4,064,636	0.0
500,000	(1)	Turkiye Vakiflar Bankasi TAO, 5.250%, 02/05/2025	497,910	0.0
3,500,000	(1)	Turkiye Vakiflar Bankasi TAO, 6.500%, 01/08/2026	3,594,657	0.0
3,180,000		UBS AG, 5.125%, 05/15/2024	3,512,628	0.0
4,162,000	(1),(3)	UBS Group AG, 1.008%, 07/30/2024	4,193,705	0.0
3,853,000	(1),(3)	UBS Group AG, 1.364%, 01/30/2027	3,828,912	0.0
5,650,000	(1),(3)	UBS Group AG, 2.095%, 02/11/2032	5,540,136	0.1
7,779,000	(1),(3)	UBS Group AG, 2.859%, 08/15/2023	7,984,555	0.1
3,396,000		Unum Group, 4.125%, 06/15/2051	3,440,900	0.0
8,766,000	(1)	USAA Capital Corp., 2.125%, 05/01/2030	8,875,662	0.1
1,005,000		Ventas Realty L.P., 5.700%, 09/30/2043	1,334,566	0.0
5,928,000		VEREIT Operating Partnership L.P., 2.200%, 06/15/2028	6,024,746	0.1
5,017,000	(3)	Wells Fargo & Co., 2.393%, 06/02/2028	5,206,565	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

18,935,000	(3)	Wells Fargo & Co., 2.406%, 10/30/2025	19,820,131	0.2
2,500,000	(3)	Wells Fargo & Co., 3.068%, 04/30/2041	2,569,109	0.0
6,670,000		Wells Fargo & Co., 3.750%, 01/24/2024	7,175,646	0.1
4,723,000		Wells Fargo & Co., 4.125%, 08/15/2023	5,081,025	0.1
1,556,000		Wells Fargo & Co., 4.750%, 12/07/2046	1,973,094	0.0
4,455,000	(3)	Wells Fargo Bank NA, 2.082%, 09/09/2022	4,470,036	0.0
4,919,000		Westpac Banking Corp., 2.150%, 06/03/2031	4,976,428	0.1
2,270,000		Westpac Banking Corp., 2.350%, 02/19/2025	2,388,782	0.0
4,347,000		Westpac Banking Corp., 2.963%, 11/16/2040	4,281,564	0.0
3,004,000		WP Carey, Inc., 2.400%, 02/01/2031	2,994,201	0.0
6,067,000		XLIT Ltd., 4.450%, 03/31/2025	6,813,464	0.1
2,000,000		XLIT Ltd., 5.250%, 12/15/2043	2,781,191	0.0
2,296,000		XLIT Ltd., 5.500%, 03/31/2045	3,124,200	0.0
750,000	(1),(3)	Yapi ve Kredi Bankasi AS, 7.875%, 01/22/2031	776,550	0.0
			1,167,285,541	11.3

		Industrial: 2.2%
975,000	(1)	ATP Tower Holdings LLC / Andean Tower Partners Colombia SAS / Andean Telecom Par, 4.050%, 04/27/2026	1,005,128	0.0
1,590,000		Avnet, Inc., 3.000%, 05/15/2031	1,586,430	0.0
3,482,000	(1)	Berry Global, Inc., 0.950%, 02/15/2024	3,489,382	0.0
4,500,000	(1)	Berry Global, Inc., 1.650%, 01/15/2027	4,466,655	0.1
5,800,000	(1)	Berry Global, Inc., 5.625%, 07/15/2027	6,141,272	0.1
3,395,000		Boeing Co/The, 3.250%, 02/01/2028	3,602,981	0.0
1,709,000		Boeing Co/The, 3.625%, 02/01/2031	1,839,905	0.0
1,269,000		Boeing Co/The, 3.850%, 11/01/2048	1,306,618	0.0
3,324,000		Boeing Co/The, 4.875%, 05/01/2025	3,726,158	0.1
2,599,000		Boeing Co/The, 5.805%, 05/01/2050	3,505,638	0.0
9,445,000	(1)	Builders FirstSource, Inc., 5.000%, 03/01/2030	9,944,263	0.1
2,560,000		Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	3,011,844	0.0
1,165,000		Burlington Northern Santa Fe LLC, 4.450%, 03/15/2043	1,467,834	0.0
2,728,000		Burlington Northern Santa Fe LLC, 5.150%, 09/01/2043	3,751,928	0.1
2,682,000		Carrier Global Corp., 2.722%, 02/15/2030	2,782,927	0.0
4,460,000	(1)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	4,694,150	0.1
3,490,000	(1)	CCL Industries, Inc., 3.050%, 06/01/2030	3,668,865	0.0
2,375,000	(1),(3)	Cemex SAB de CV, 5.125%, 12/31/2199	2,454,444	0.0
4,350,000	(1)	Cemex SAB de CV, 5.200%, 09/17/2030	4,796,136	0.1
2,715,000		CSX Corp., 4.650%, 03/01/2068	3,561,586	0.0
890,000		CSX Corp., 4.500%, 08/01/2054	1,123,368	0.0
1,550,000	(1)	ENA Master Trust, 4.000%, 05/19/2048	1,561,555	0.0
2,926,604		FedEx Corp. 2020-1 Class AA Pass Through Trust, 1.875%, 08/20/2035	2,915,221	0.0
1,428,000		FedEx Corp., 3.900%, 02/01/2035	1,641,798	0.0
4,000,000		FedEx Corp., 4.050%, 02/15/2048	4,602,432	0.1
2,096,000		FedEx Corp., 4.250%, 05/15/2030	2,442,531	0.0
2,647,000		FedEx Corp., 4.400%, 01/15/2047	3,171,356	0.0
2,800,000		GATX Corp., 4.000%, 06/30/2030	3,161,440	0.0
5,327,000		General Dynamics Corp., 3.500%, 04/01/2027	5,916,033	0.1
2,518,000	(2)	General Electric Co., 3.625%, 05/01/2030	2,810,342	0.0
8,345,000	(1)	GFL Environmental, Inc., 3.500%, 09/01/2028	8,335,862	0.1
1,755,000	(1)	GFL Environmental, Inc., 3.750%, 08/01/2025	1,805,456	0.0
1,843,000	(1)	GXO Logistics, Inc., 1.650%, 07/15/2026	1,836,015	0.0
1,843,000	(1)	GXO Logistics, Inc., 2.650%, 07/15/2031	1,830,504	0.0
2,000,000	(1)	Klabin Austria GmbH, 3.200%, 01/12/2031	1,968,440	0.0
3,379,000		Norfolk Southern Corp., 3.650%, 08/01/2025	3,710,506	0.0
1,514,000		Norfolk Southern Corp., 4.100%, 05/15/2121	1,665,176	0.0
434,000		Northrop Grumman Corp., 2.930%, 01/15/2025	462,918	0.0
3,618,000	(1)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.200%, 11/15/2025	3,586,185	0.0
4,922,000	(1)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.700%, 06/15/2026	4,959,151	0.1
2,335,000		Raytheon Technologies Corp., 3.200%, 03/15/2024	2,484,774	0.0
3,686,000		Raytheon Technologies Corp., 3.500%, 03/15/2027	4,068,291	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

211,000		Raytheon Technologies Corp., 3.650%, 08/16/2023	224,069	0.0
538,000		Raytheon Technologies Corp., 4.450%, 11/16/2038	652,877	0.0
8,741,000		Raytheon Technologies Corp., 4.500%, 06/01/2042	10,898,225	0.1
534,000		Raytheon Technologies Corp., 5.400%, 05/01/2035	706,924	0.0
506,000		Raytheon Technologies Corp., 6.125%, 07/15/2038	722,870	0.0
3,147,000		Republic Services, Inc., 1.450%, 02/15/2031	2,952,800	0.0
2,591,000		Republic Services, Inc., 1.750%, 02/15/2032	2,467,638	0.0
3,300,000	(1)	Sealed Air Corp., 4.000%, 12/01/2027	3,521,282	0.0
10,190,000	(1)	Sensata Technologies, Inc., 3.750%, 02/15/2031	10,088,915	0.1
9,748,000		Silgan Holdings, Inc., 4.125%, 02/01/2028	10,129,049	0.1
3,230,000	(1)	Standard Industries, Inc./NJ, 3.375%, 01/15/2031	3,096,149	0.0
7,120,000	(1),(2)	Standard Industries, Inc./NJ, 4.375%, 07/15/2030	7,363,540	0.1
4,150,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 06/01/2025	4,193,368	0.1
5,735,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	6,101,122	0.1
12,331,000		Teledyne Technologies, Inc., 1.600%, 04/01/2026	12,369,525	0.1
5,745,000	(1)	TTX Co., 3.600%, 01/15/2025	6,278,859	0.1
4,035,000		Union Pacific Corp., 3.550%, 05/20/2061	4,352,526	0.1
2,283,000		Waste Management, Inc., 1.500%, 03/15/2031	2,162,569	0.0
3,540,000		WRKCo, Inc., 3.000%, 06/15/2033	3,712,587	0.1
			228,858,392	2.2

		Technology: 2.2%
562,000		Analog Devices, Inc., 3.500%, 12/05/2026	624,256	0.0
4,971,000	(2)	Apple, Inc., 1.650%, 02/08/2031	4,898,472	0.1
2,605,000		Apple, Inc., 2.650%, 05/11/2050	2,563,673	0.0
8,535,000		Apple, Inc., 2.650%, 02/08/2051	8,361,326	0.1
10,661,000		Apple, Inc., 2.800%, 02/08/2061	10,414,039	0.1
5,087,000		Apple, Inc., 3.750%, 09/12/2047	6,022,101	0.1
5,143,000		Apple, Inc., 3.750%, 11/13/2047	6,034,460	0.1
963,000		Apple, Inc., 4.450%, 05/06/2044	1,245,715	0.0
5,105,000		CDW LLC / CDW Finance Corp., 3.250%, 02/15/2029	5,178,767	0.1
2,487,000		Citrix Systems, Inc., 1.250%, 03/01/2026	2,457,712	0.0
2,143,000		Dell International LLC / EMC Corp., 6.020%, 06/15/2026	2,573,892	0.0
2,695,000		Fiserv, Inc., 2.750%, 07/01/2024	2,844,126	0.0
9,701,000		Fiserv, Inc., 3.500%, 07/01/2029	10,684,011	0.1
3,653,000	(1)	HP, Inc., 1.450%, 06/17/2026	3,630,220	0.0
2,895,000		HP, Inc., 4.050%, 09/15/2022	3,022,373	0.0
2,139,000	(1)	Infor, Inc., 1.450%, 07/15/2023	2,164,660	0.0
1,975,000		Intel Corp., 3.100%, 02/15/2060	2,024,106	0.0
12,903,000		Intel Corp., 3.250%, 11/15/2049	13,762,019	0.1
2,590,000		Intel Corp., 4.950%, 03/25/2060	3,665,969	0.0
7,595,000		International Business Machines Corp., 3.300%, 05/15/2026	8,360,076	0.1
5,058,000		International Business Machines Corp., 3.500%, 05/15/2029	5,665,102	0.1
9,650,000	(1)	J2 Global, Inc., 4.625%, 10/15/2030	10,002,707	0.1
5,223,000		Microchip Technology, Inc., 2.670%, 09/01/2023	5,442,729	0.1
6,701,000		Microsoft Corp., 2.400%, 08/08/2026	7,147,860	0.1
9,677,000		Microsoft Corp., 2.921%, 03/17/2052	10,288,119	0.1
2,332,000		NetApp, Inc., 1.875%, 06/22/2025	2,399,363	0.0
7,006,000		NVIDIA Corp., 1.550%, 06/15/2028	6,984,313	0.1
6,881,000		NVIDIA Corp., 2.000%, 06/15/2031	6,897,417	0.1
4,533,000	(1)	NXP BV / NXP Funding LLC, 5.350%, 03/01/2026	5,292,514	0.1
2,761,000	(1)	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.400%, 05/01/2030	3,017,841	0.0
9,810,000	(1)	ON Semiconductor Corp., 3.875%, 09/01/2028	10,119,849	0.1
2,948,000		Oracle Corp., 3.650%, 03/25/2041	3,130,837	0.0
370,000		Oracle Corp., 3.850%, 07/15/2036	407,599	0.0
2,443,000		Oracle Corp., 3.950%, 03/25/2051	2,669,716	0.0
8,841,000		Oracle Corp., 4.000%, 11/15/2047	9,660,703	0.1
2,498,000		Roper Technologies, Inc., 1.400%, 09/15/2027	2,459,193	0.0
4,724,000		salesforce.com, Inc., 1.950%, 07/15/2031	4,735,351	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

3,601,000		salesforce.com, Inc., 2.700%, 07/15/2041	3,629,566	0.0
2,462,000		salesforce.com, Inc., 2.900%, 07/15/2051	2,498,338	0.0
4,032,000		salesforce.com, Inc., 3.050%, 07/15/2061	4,108,876	0.1
10,360,000	(1)	Seagate HDD Cayman, 3.375%, 07/15/2031	10,025,009	0.1
2,755,000	(1)	TSMC Global Ltd., 0.750%, 09/28/2025	2,697,299	0.0
2,915,000	(1),(2)	TSMC Global Ltd., 1.000%, 09/28/2027	2,808,330	0.0
			222,620,604	2.2

		Utilities: 4.2%
1,059,000		AEP Texas, Inc., 3.450%, 01/15/2050	1,099,285	0.0
3,671,000	(1)	AEP Texas, Inc., 3.850%, 10/01/2025	4,021,733	0.1
2,870,000	(1)	AES Corp./The, 1.375%, 01/15/2026	2,843,210	0.0
3,943,000	(1)	AES Corp./The, 3.950%, 07/15/2030	4,324,052	0.1
2,480,000		Alabama Power Co., 3.450%, 10/01/2049	2,700,371	0.0
10,755,000	(1)	Alliant Energy Finance LLC, 3.750%, 06/15/2023	11,399,324	0.1
3,136,000		American Electric Power Co., Inc., 3.250%, 03/01/2050	3,164,162	0.0
7,500,000	(1)	American Transmission Systems, Inc., 5.000%, 09/01/2044	9,641,558	0.1
5,385,000	(1)	American Transmission Systems, Inc., 5.250%, 01/15/2022	5,514,591	0.1
2,812,000		Appalachian Power Co., 2.700%, 04/01/2031	2,910,131	0.0
2,011,000		Appalachian Power Co., 3.700%, 05/01/2050	2,224,559	0.0
2,595,000		Arizona Public Service Co., 4.200%, 08/15/2048	3,144,676	0.0
9,776,000		Avangrid, Inc., 3.200%, 04/15/2025	10,507,093	0.1
3,422,000		Baltimore Gas and Electric Co., 2.250%, 06/15/2031	3,459,041	0.0
2,510,000	(2)	Baltimore Gas and Electric Co., 3.200%, 09/15/2049	2,637,018	0.0
3,953,000	(2)	Berkshire Hathaway Energy Co., 1.650%, 05/15/2031	3,802,327	0.1
3,615,000		Black Hills Corp., 2.500%, 06/15/2030	3,685,939	0.0
3,250,000		Black Hills Corp., 3.050%, 10/15/2029	3,466,745	0.0
1,720,000		Black Hills Corp., 4.250%, 11/30/2023	1,849,211	0.0
2,750,000		Black Hills Corp., 4.350%, 05/01/2033	3,206,748	0.0
566,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/2042	636,662	0.0
4,000,000	(1)	Centrais Eletricas Brasileiras SA, 3.625%, 02/04/2025	4,128,240	0.1
2,166,000	(1)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	2,319,097	0.0
3,430,000	(3)	CMS Energy Corp., 3.750%, 12/01/2050	3,493,626	0.0
5,860,000	(3)	CMS Energy Corp., 4.750%, 06/01/2050	6,544,887	0.1
2,519,000		Commonwealth Edison Co., 3.750%, 08/15/2047	2,923,706	0.0
1,864,000		Consolidated Edison Co. of New York, Inc., 4.000%, 11/15/2057	2,114,662	0.0
2,591,000		Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	3,270,253	0.0
831,000		Consolidated Edison Co. of New York, Inc., 5.300%, 03/01/2035	1,055,167	0.0
4,865,000	(3)	Dominion Energy, Inc., 4.650%, 12/31/2199	5,181,225	0.1
1,476,000		DTE Electric Co., 1.900%, 04/01/2028	1,499,853	0.0
1,476,000		DTE Electric Co., 3.250%, 04/01/2051	1,603,656	0.0
1,790,000		DTE Electric Co., 3.950%, 03/01/2049	2,170,782	0.0
1,210,000		DTE Electric Co., 4.050%, 05/15/2048	1,475,479	0.0
6,817,000		DTE Energy Co., 1.050%, 06/01/2025	6,818,368	0.1
1,472,000		Duke Energy Carolinas LLC, 2.550%, 04/15/2031	1,529,666	0.0
1,539,000		Duke Energy Carolinas LLC, 2.950%, 12/01/2026	1,667,223	0.0
2,322,000		Duke Energy Carolinas LLC, 3.200%, 08/15/2049	2,439,526	0.0
2,340,000		Duke Energy Carolinas LLC, 3.700%, 12/01/2047	2,642,442	0.0
2,185,000		Duke Energy Carolinas LLC, 4.000%, 09/30/2042	2,582,609	0.0
2,155,000	(3)	Duke Energy Corp., 4.875%, 12/31/2199	2,295,075	0.0
3,383,000		Duke Energy Indiana LLC, 2.750%, 04/01/2050	3,284,176	0.0
3,500,000		Duke Energy Indiana LLC, 3.250%, 10/01/2049	3,713,003	0.1
1,200,000		Duke Energy Indiana LLC, 3.750%, 05/15/2046	1,349,984	0.0
1,890,000		Duke Energy Ohio, Inc., 2.125%, 06/01/2030	1,900,284	0.0
2,588,000		Duke Energy Ohio, Inc., 3.700%, 06/15/2046	2,903,116	0.0
3,723,000		Duke Energy Progress LLC, 3.700%, 10/15/2046	4,223,036	0.1
4,000,000		Duke Energy Progress LLC, 4.100%, 05/15/2042	4,712,467	0.1
3,677,000		Duke Energy Progress LLC, 4.200%, 08/15/2045	4,442,522	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

2,390,000	(1)	Duquesne Light Holdings, Inc., 2.532%, 10/01/2030	2,352,837	0.0
3,391,000		Entergy Arkansas LLC, 2.650%, 06/15/2051	3,223,493	0.0
4,202,000		Entergy Corp., 0.900%, 09/15/2025	4,149,721	0.1
3,955,000		Entergy Corp., 2.400%, 06/15/2031	3,951,949	0.1
1,869,000		Entergy Corp., 2.800%, 06/15/2030	1,948,770	0.0
1,758,000		Entergy Louisiana LLC, 2.900%, 03/15/2051	1,737,014	0.0
6,480,000		Entergy Louisiana LLC, 4.050%, 09/01/2023	6,892,550	0.1
5,263,000		Entergy Louisiana LLC, 4.200%, 04/01/2050	6,463,605	0.1
464,000		Entergy Mississippi LLC, 3.100%, 07/01/2023	482,843	0.0
2,421,000		Entergy Mississippi LLC, 3.500%, 06/01/2051	2,658,568	0.0
2,172,000		Entergy Texas, Inc., 4.000%, 03/30/2029	2,453,652	0.0
2,882,000		Evergy Kansas Central, Inc., 3.250%, 09/01/2049	3,059,176	0.0
2,520,000		Evergy Metro, Inc., 2.250%, 06/01/2030	2,568,710	0.0
2,943,000		Eversource Energy, 0.800%, 08/15/2025	2,912,961	0.0
2,871,000	(2)	Eversource Energy, 3.450%, 01/15/2050	3,031,868	0.0
1,060,000		Exelon Corp., 4.050%, 04/15/2030	1,208,536	0.0
1,585,000		Exelon Corp., 4.700%, 04/15/2050	2,006,639	0.0
1,725,000		Fortis, Inc./Canada, 3.055%, 10/04/2026	1,852,201	0.0
3,055,000		Georgia Power Co., 2.200%, 09/15/2024	3,181,349	0.0
2,124,000		Georgia Power Co., 5.750%, 04/15/2023	2,301,413	0.0
1,444,000		Idaho Power Co., 4.200%, 03/01/2048	1,761,462	0.0
5,355,000		Indiana Michigan Power Co., 3.250%, 05/01/2051	5,623,484	0.1
6,060,000		Inkia Energy Ltd., 5.875%, 11/09/2027	6,270,161	0.1
2,870,000		Interstate Power and Light Co., 2.300%, 06/01/2030	2,916,236	0.0
4,400,000		Interstate Power and Light Co., 3.250%, 12/01/2024	4,736,927	0.1
3,462,000		IPALCO Enterprises, Inc., 4.250%, 05/01/2030	3,898,140	0.1
1,579,000	(1)	Jersey Central Power & Light Co., 2.750%, 03/01/2032	1,606,448	0.0
3,199,000	(1)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	3,543,511	0.0
3,950,000	(1)	Kallpa Generacion SA, 4.125%, 08/16/2027	4,064,471	0.1
1,423,000		Kentucky Utilities Co., 3.300%, 06/01/2050	1,507,807	0.0
1,950,000	(1)	Metropolitan Edison Co., 3.500%, 03/15/2023	2,019,457	0.0
4,552,000		Mississippi Power Co., 4.250%, 03/15/2042	5,389,094	0.1
271,000		Mississippi Power Co., 4.750%, 10/15/2041	315,094	0.0
2,460,000	(1)	Monongahela Power Co., 3.550%, 05/15/2027	2,715,284	0.0
3,392,000	(1)	Narragansett Electric Co/The, 3.395%, 04/09/2030	3,720,542	0.1
5,417,000		National Rural Utilities Cooperative Finance Corp., 2.400%, 03/15/2030	5,595,974	0.1
2,880,000	(3)	National Rural Utilities Cooperative Finance Corp., 4.750%, 04/30/2043	3,016,090	0.0
2,635,000		NextEra Energy Capital Holdings, Inc., 1.900%, 06/15/2028	2,667,532	0.0
5,049,000		NextEra Energy Capital Holdings, Inc., 3.150%, 04/01/2024	5,369,019	0.1
6,227,000		NiSource, Inc., 0.950%, 08/15/2025	6,180,970	0.1
6,788,000	(2)	NiSource, Inc., 3.600%, 05/01/2030	7,525,236	0.1
1,453,000		NiSource, Inc., 5.950%, 06/15/2041	2,043,348	0.0
1,310,000	(1)	NRG Energy, Inc., 3.375%, 02/15/2029	1,286,433	0.0
3,375,000	(1)	NRG Energy, Inc., 3.625%, 02/15/2031	3,320,831	0.0
2,992,000		Oglethorpe Power Corp., 3.750%, 08/01/2050	3,171,994	0.0
7,408,000		ONE Gas, Inc., 1.100%, 03/11/2024	7,413,380	0.1
1,861,000		Pacific Gas and Electric Co., 4.250%, 03/15/2046	1,778,141	0.0
4,188,000		Pacific Gas and Electric Co., 4.300%, 03/15/2045	4,035,665	0.1
2,484,000		Pacific Gas and Electric Co., 4.450%, 04/15/2042	2,465,994	0.0
1,138,000		PECO Energy Co., 4.150%, 10/01/2044	1,385,377	0.0
750,000	(1)	Perusahaan Listrik Negara PT, 5.375%, 01/25/2029	874,571	0.0
2,675,000		Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	3,124,734	0.0
4,500,000	(1)	Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	5,256,562	0.1
2,035,000		Piedmont Natural Gas Co., Inc., 3.350%, 06/01/2050	2,103,132	0.0
1,200,000	(1)	Promigas SA ESP / Gases del Pacifico SAC, 3.750%, 10/16/2029	1,193,970	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

2,889,000		Public Service Enterprise Group, Inc., 0.800%, 08/15/2025	2,859,531	0.0
2,541,000		Public Service Enterprise Group, Inc., 1.600%, 08/15/2030	2,411,401	0.0
3,937,000		Sempra Energy, 3.800%, 02/01/2038	4,382,383	0.1
3,344,000	(3)	Sempra Energy, 4.875%, 12/31/2199	3,636,600	0.0
5,750,000		Sierra Pacific Power Co., 2.600%, 05/01/2026	6,117,261	0.1
5,098,000		South Jersey Industries, Inc., 5.020%, 04/15/2031	5,404,367	0.1
435,000		Southern California Edison Co., 2.400%, 02/01/2022	438,736	0.0
1,570,000	(2)	Southern California Edison Co., 3.650%, 02/01/2050	1,573,032	0.0
813,000		Southern California Edison Co., 4.050%, 03/15/2042	876,812	0.0
1,444,000		Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	1,704,179	0.0
1,680,000		Southern Co. Gas Capital Corp., 5.875%, 03/15/2041	2,321,550	0.0
6,902,000	(3)	Southern Co/The, 3.750%, 09/15/2051	6,954,800	0.1
4,975,000	(3)	Southern Co/The, 4.000%, 01/15/2051	5,273,500	0.1
4,444,000		Southwestern Electric Power Co., 1.650%, 03/15/2026	4,501,723	0.1
1,709,000		Tampa Electric Co., 4.350%, 05/15/2044	2,079,128	0.0
1,710,000		Tucson Electric Power Co., 4.850%, 12/01/2048	2,208,249	0.0
3,623,000		Tucson Electric Power Co., 1.500%, 08/01/2030	3,446,620	0.0
2,260,000		Union Electric Co., 3.900%, 09/15/2042	2,616,861	0.0
1,915,000		Virginia Electric and Power Co., 3.450%, 09/01/2022	1,968,870	0.0
5,165,000		Virginia Electric and Power Co., 3.800%, 09/15/2047	5,964,337	0.1
2,276,000		Washington Gas Light Co., 3.650%, 09/15/2049	2,561,475	0.0
4,673,000		WEC Energy Group, Inc., 1.375%, 10/15/2027	4,569,240	0.1
2,633,000		Wisconsin Electric Power Co., 1.700%, 06/15/2028	2,643,621	0.0
3,590,000		Wisconsin Public Service Corp., 3.671%, 12/01/2042	4,070,343	0.1
			429,442,111	4.2

	Total Corporate Bonds/Notes
	(Cost $3,814,457,885)		3,978,286,814	38.6

COLLATERALIZED MORTGAGE OBLIGATIONS: 15.8%
609,633	(1),(3)	Agate Bay Mortgage Trust 2014-2 B4, 3.886%, 09/25/2044	614,842	0.0
2,399,899		Alternative Loan Trust 2004-J7 MI, 1.112%, (US0001M + 1.020%), 10/25/2034	2,361,069	0.0
2,225,467		Alternative Loan Trust 2005-10CB 1A1, 0.592%, (US0001M + 0.500%), 05/25/2035	1,819,140	0.0
1,933,150		Alternative Loan Trust 2005-51 3A2A, 1.406%, (12MTA + 1.290%), 11/20/2035	1,821,846	0.0
550,562		Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	505,486	0.0
688,771		Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/2035	668,118	0.0
1,355,549		Alternative Loan Trust 2005-J2 1A12, 0.492%, (US0001M + 0.400%), 04/25/2035	1,134,785	0.0
680,696		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	460,491	0.0
141,127		Alternative Loan Trust 2006-18CB A10, 0.492%, (US0001M + 0.400%), 07/25/2036	69,614	0.0
862,221		Alternative Loan Trust 2006-19CB A28, 0.692%, (US0001M + 0.600%), 08/25/2036	465,997	0.0
731,799		Alternative Loan Trust 2006-HY11 A1, 0.332%, (US0001M + 0.120%), 06/25/2036	710,325	0.0
979,168		Alternative Loan Trust 2007-23CB A3, 0.592%, (US0001M + 0.500%), 09/25/2037	424,559	0.0
2,319,919		Alternative Loan Trust 2007-2CB 2A1, 0.692%, (US0001M + 0.600%), 03/25/2037	1,138,250	0.0
946,336		Alternative Loan Trust 2007-3T1 1A11, 6.000%, 04/25/2037	629,379	0.0
919,395		Alternative Loan Trust 2007-8CB A3, 0.592%, (US0001M + 0.500%), 05/25/2037	461,138	0.0
1,921,445		American Home Mortgage Assets Trust 2007-4 A4, 0.382%, (US0001M + 0.290%), 08/25/2037	1,831,015	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

1,666,460	(1),(3)	Arroyo Mortgage Trust 2019-3 A3, 3.416%, 10/25/2048	1,691,657	0.0
730,499		Banc of America Funding 2007-2 1A16 Trust, 0.692%, (US0001M + 0.600%), 03/25/2037	569,570	0.0
870,287	(5)	Banc of America Mortgage 2007-2 A8 Trust, 6.000%, 05/25/2037	96,338	0.0
1,021,577	(3)	Bear Stearns ALT-A Trust 2005-4 23A1, 2.624%, 05/25/2035	1,047,094	0.0
1,334,838	(3)	Bear Stearns ALT-A Trust 2005-7 21A1, 2.816%, 09/25/2035	1,245,539	0.0
2,866,216		Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 0.282%, (US0001M + 0.190%), 01/25/2037	2,674,628	0.0
2,000,000	(1)	Bellemeade Re 2019-1A M2 Ltd., 2.792%, (US0001M + 2.700%), 03/25/2029	2,007,506	0.0
5,543,732	(1)	Bellemeade Re 2020-4 M2A Ltd., 2.692%, (US0001M + 2.600%), 06/25/2030	5,549,435	0.1
1,858,192	(1),(3)	Chase Mortgage Finance Corp. 2019-1 B2, 3.945%, 03/25/2050	1,909,578	0.0
2,172,001	(1),(3)	Chase Mortgage Finance Corp. 2019-1 B3, 3.945%, 03/25/2050	2,241,728	0.0
1,314,751	(3)	CHL Mortgage Pass-Through Trust 2004-22 A3, 2.800%, 11/25/2034	1,330,743	0.0
532,187		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	389,007	0.0
404,113	(1),(3)	CIM Trust 2019-INV1 A1, 4.000%, 02/25/2049	410,348	0.0
559,043	(1),(3)	CIM Trust 2019-INV3 A3, 3.500%, 08/25/2049	569,864	0.0
1,636,079	(1),(3)	CIM Trust 2019-J1 1A2, 3.500%, 08/25/2049	1,650,945	0.0
2,890,225	(1),(3)	CIM Trust 2019-J2 B2, 3.825%, 10/25/2049	2,999,284	0.0
963,408	(1),(3)	CIM Trust 2019-J2 B3, 3.825%, 10/25/2049	989,487	0.0
2,600,000	(1),(3)	CIM Trust 2019-R5 M2, 3.250%, 09/25/2059	2,721,136	0.0
3,224,667	(1),(3)	CIM Trust 2020-J1 B3, 3.470%, 07/25/2050	3,291,984	0.1
3,129,791	(1),(3)	CIM Trust 2020-J2 A19, 2.500%, 01/25/2051	3,159,439	0.0
1,033,863		Citicorp Mortgage Securities Trust Series 2006-3 1A4, 6.000%, 06/25/2036	1,040,233	0.0
992,509	(3)	Citigroup Mortgage Loan Trust 2006-AR9 2A, 3.133%, 11/25/2036	918,053	0.0
428,248	(3)	Citigroup Mortgage Loan Trust 2007-10 22AA, 3.234%, 09/25/2037	423,925	0.0
1,313,534	(1),(3)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	1,381,904	0.0
1,992,774	(1),(3)	Citigroup Mortgage Loan Trust 2021-J1 A4A, 2.500%, 04/25/2051	2,005,275	0.0
1,000,000	(1),(3)	Citigroup Mortgage Loan Trust 2021-J2 A4A, 2.500%, 07/25/2051	1,006,875	0.0
1,404,000	(1),(3)	Citigroup Mortgage Loan Trust 2021-J2 B2W, 2.781%, 07/25/2051	1,409,317	0.0
1,578,000	(1),(3)	Citigroup Mortgage Loan Trust 2021-J2 B3W, 2.781%, 07/25/2051	1,561,583	0.0
795,917	(1),(3)	COLT 2019-4 A3 Mortgage Loan Trust, 2.988%, 11/25/2049	799,885	0.0
6,588,232	(1)	Connecticut Avenue Securities Trust 2020-R02 2M2, 2.092%, (US0001M + 2.000%), 01/25/2040	6,624,043	0.1
480,186		Countrywide Alternative Loan Trust 2005-53T2 2A6, 0.592%, (US0001M + 0.500%), 11/25/2035	265,251	0.0
4,110,234		Countrywide Asset-Backed Certificates 2005-IM1 M1, 0.812%, (US0001M + 0.720%), 11/25/2035	4,063,643	0.1
1,255,986	(1)	CSMC Series 2008-2R 1A1, 6.000%, 07/25/2037	1,207,162	0.0
1,125,840	(1),(3)	CSMC Trust 2015-2 B3, 3.919%, 02/25/2045	1,147,785	0.0
1,000,000	(1),(3)	Deephaven Residential Mortgage Trust 2019-4 M1, 3.484%, 10/25/2059	1,004,424	0.0
3,500,000	(1),(3)	Deephaven Residential Mortgage Trust 2020-1 M1, 3.010%, 01/25/2060	3,511,689	0.1
68,775,604	(3),(5)	Deutsche ALT-A Securities, Inc. ALT 07-AB1 X, 0.775%, 04/25/2037	2,773,390	0.0
800,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 1M2, 3.742%, (US0001M + 3.650%), 02/25/2040	827,496	0.0
3,237,467	(5)	Fannie Mae 2008-12 SC, 6.259%, (-1.000*US0001M + 6.350%), 03/25/2038	679,573	0.0
8,841,421		Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	10,285,016	0.1
710,261		Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	753,801	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

5,919,751		Fannie Mae 2012-66 EP, 4.000%, 06/25/2042	6,881,547	0.1
2,084,176		Fannie Mae 2013-116 UB, 4.000%, 11/25/2043	2,224,312	0.0
2,848,107		Fannie Mae 2013-20 DL, 4.000%, 03/25/2033	3,139,919	0.0
21,166,651	(5)	Fannie Mae 2016-82 SD, 5.959%, (-1.000*US0001M + 6.050%), 11/25/2046	4,404,077	0.1
2,373,589		Fannie Mae 2016-88 EA, 3.500%, 01/25/2045	2,471,513	0.0
12,758,896	(5)	Fannie Mae 2018-86 US, 6.499%, (-1.000*US0001M + 6.590%), 09/25/2040	2,949,914	0.0
3,662,684		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.092%, (US0001M + 4.000%), 05/25/2025	3,742,910	0.1
50,550		Fannie Mae Connecticut Avenue Securities 2015-C02 2M2, 4.092%, (US0001M + 4.000%), 05/25/2025	51,200	0.0
7,084,738		Fannie Mae Connecticut Avenue Securities 2015-C04 2M2, 5.642%, (US0001M + 5.550%), 04/25/2028	7,509,413	0.1
1,643,061		Fannie Mae Connecticut Avenue Securities 2015-CO1 1M2, 4.392%, (US0001M + 4.300%), 02/25/2025	1,683,559	0.0
380,318		Fannie Mae Connecticut Avenue Securities 2016-C01 2M2, 7.042%, (US0001M + 6.950%), 08/25/2028	403,688	0.0
2,465,734		Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 3.642%, (US0001M + 3.550%), 07/25/2029	2,562,298	0.0
12,146,211		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 3.742%, (US0001M + 3.650%), 09/25/2029	12,597,518	0.1
4,606,535		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.092%, (US0001M + 3.000%), 10/25/2029	4,754,525	0.1
10,690,313		Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 2.942%, (US0001M + 2.850%), 11/25/2029	10,966,448	0.1
8,251,092		Fannie Mae Connecticut Avenue Securities 2017-C06 1M2, 2.742%, (US0001M + 2.650%), 02/25/2030	8,391,425	0.1
5,746,689		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 2.592%, (US0001M + 2.500%), 05/25/2030	5,822,585	0.1
7,755,176		Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 2.892%, (US0001M + 2.800%), 02/25/2030	7,937,789	0.1
722,321		Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 2.642%, (US0001M + 2.550%), 12/25/2030	736,031	0.0
9,126,658		Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 2.092%, (US0001M + 2.000%), 03/25/2031	9,205,713	0.1
8,766,257		Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 2.192%, (US0001M + 2.100%), 03/25/2031	8,877,215	0.1
1,905,910	(1)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 2.392%, (US0001M + 2.300%), 08/25/2031	1,920,428	0.0
6,804,696	(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R01 2M2, 2.542%, (US0001M + 2.450%), 07/25/2031	6,847,450	0.1
1,000,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R05 1B1, 4.192%, (US0001M + 4.100%), 07/25/2039	1,020,197	0.0
2,587,398	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 2.142%, (US0001M + 2.050%), 01/25/2040	2,600,772	0.0
500,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 2M2, 3.742%, (US0001M + 3.650%), 02/25/2040	518,954	0.0
5,534,107		Fannie Mae Connecticut Avenue Securities, 5.792%, (US0001M + 5.700%), 04/25/2028	5,871,249	0.1
10,515		Fannie Mae Grantor Trust 1998-T2 A6, 0.651%, (US0001M + 0.550%), 01/25/2032	10,665	0.0
1,883	(5)	Fannie Mae Interest Strip Series 104 2, 9.500%, 10/25/2021	11	0.0
186,840	(5)	Fannie Mae Interest Strip Series 418 20, 3.000%, 05/25/2043	19,483	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

863,072	(5)	Fannie Mae Interest Strip Series 418 59, 3.000%, 08/25/2028	49,252	0.0
104,365		Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/2029	116,892	0.0
66,024	(5)	Fannie Mae REMIC Trust 1999-6 SE, 7.604%, (-1.000*US0001M + 7.685%), 02/17/2029	3,423	0.0
902,624		Fannie Mae REMIC Trust 2003-105 AZ, 5.500%, 10/25/2033	1,041,131	0.0
318,245		Fannie Mae REMIC Trust 2003-45 FJ, 1.592%, (US0001M + 1.500%), 06/25/2033	334,138	0.0
1,089,766	(5)	Fannie Mae REMIC Trust 2003-66 SA, 7.559%, (-1.000*US0001M + 7.650%), 07/25/2033	280,577	0.0
206,306	(5)	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/2033	43,171	0.0
560,616		Fannie Mae REMIC Trust 2003-84 PZ, 5.000%, 09/25/2033	633,552	0.0
853,583		Fannie Mae REMIC Trust 2004-50 VZ, 5.500%, 07/25/2034	971,810	0.0
18,317		Fannie Mae REMIC Trust 2004-56 FE, 0.542%, (US0001M + 0.450%), 10/25/2033	18,449	0.0
434,654		Fannie Mae REMIC Trust 2004-7 Z, 5.500%, 02/25/2034	491,342	0.0
853,016		Fannie Mae REMIC Trust 2004-75 ZG, 4.500%, 10/25/2034	952,559	0.0
2,346,451		Fannie Mae REMIC Trust 2005-25 Z, 5.000%, 04/25/2035	2,656,694	0.0
113,397		Fannie Mae REMIC Trust 2006-104 ES, 32.993%, (-5.000*US0001M + 33.450%), 11/25/2036	220,521	0.0
1,963,448	(5)	Fannie Mae REMIC Trust 2006-12 SD, 6.659%, (-1.000*US0001M + 6.750%), 10/25/2035	341,880	0.0
696,210	(5)	Fannie Mae REMIC Trust 2006-123 UI, 6.649%, (-1.000*US0001M + 6.740%), 01/25/2037	155,577	0.0
139,973	(5)	Fannie Mae REMIC Trust 2006-72 HS, 6.609%, (-1.000*US0001M + 6.700%), 08/25/2026	16,447	0.0
17,892		Fannie Mae REMIC Trust 2007-10 Z, 6.000%, 02/25/2037	21,022	0.0
3,703,930	(5)	Fannie Mae REMIC Trust 2007-91 AS, 6.309%, (-1.000*US0001M + 6.400%), 10/25/2037	831,401	0.0
1,426,134		Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	1,597,858	0.0
7,086,042	(3)	Fannie Mae REMIC Trust 2009-50 HZ, 5.538%, 02/25/2049	8,141,836	0.1
1,640,407	(5)	Fannie Mae REMIC Trust 2009-90 TS, 6.059%, (-1.000*US0001M + 6.150%), 11/25/2039	295,119	0.0
1,336,161	(5)	Fannie Mae REMIC Trust 2010-118 GS, 5.859%, (-1.000*US0001M + 5.950%), 10/25/2039	67,923	0.0
3,921,061	(5)	Fannie Mae REMIC Trust 2010-123 SL, 5.979%, (-1.000*US0001M + 6.070%), 11/25/2040	687,939	0.0
4,877,478	(5)	Fannie Mae REMIC Trust 2010-41 SB, 6.309%, (-1.000*US0001M + 6.400%), 05/25/2040	939,509	0.0
1,293,852	(5)	Fannie Mae REMIC Trust 2010-43 VS, 6.359%, (-1.000*US0001M + 6.450%), 05/25/2040	280,771	0.0
8,655,608		Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/2040	9,863,926	0.1
1,111,453	(5)	Fannie Mae REMIC Trust 2011-102 SA, 6.509%, (-1.000*US0001M + 6.600%), 10/25/2041	206,856	0.0
2,515,980		Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	2,677,693	0.0
2,276,095	(5)	Fannie Mae REMIC Trust 2011-93 GS, 6.459%, (-1.000*US0001M + 6.550%), 04/25/2039	543,459	0.0
4,788,855	(5)	Fannie Mae REMIC Trust 2012-122 SB, 6.059%, (-1.000*US0001M + 6.150%), 11/25/2042	1,025,754	0.0
2,558,072	(5)	Fannie Mae REMIC Trust 2012-128 LI, 3.500%, 06/25/2042	194,241	0.0
5,623,804	(5)	Fannie Mae REMIC Trust 2012-133 AS, 6.109%, (-1.000*US0001M + 6.200%), 10/25/2042	999,385	0.0
826,995	(5)	Fannie Mae REMIC Trust 2012-149 GI, 3.500%, 06/25/2042	75,389	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

2,178,610	(5)	Fannie Mae REMIC Trust 2012-15 SP, 6.529%, (-1.000*US0001M + 6.620%), 06/25/2040	114,741	0.0
1,639,418	(5)	Fannie Mae REMIC Trust 2012-24 HS, 6.459%, (-1.000*US0001M + 6.550%), 09/25/2040	185,561	0.0
2,602,442	(5)	Fannie Mae REMIC Trust 2012-30 QS, 6.509%, (-1.000*US0001M + 6.600%), 04/25/2031	189,763	0.0
944,078	(5)	Fannie Mae REMIC Trust 2012-68 YS, 6.609%, (-1.000*US0001M + 6.700%), 07/25/2042	154,398	0.0
1,752,711	(5)	Fannie Mae REMIC Trust 2013-26 JS, 6.109%, (-1.000*US0001M + 6.200%), 10/25/2032	232,368	0.0
6,384,654	(5)	Fannie Mae REMIC Trust 2013-60 DS, 6.109%, (-1.000*US0001M + 6.200%), 06/25/2033	1,063,644	0.0
6,094,742	(5)	Fannie Mae REMIC Trust 2013-9 SM, 6.159%, (-1.000*US0001M + 6.250%), 02/25/2033	1,014,940	0.0
2,534,205	(5)	Fannie Mae REMIC Trust 2014-17 DS, 6.109%, (-1.000*US0001M + 6.200%), 02/25/2043	252,684	0.0
1,738,062	(5)	Fannie Mae REMIC Trust 2014-28 BS, 6.109%, (-1.000*US0001M + 6.200%), 08/25/2043	238,050	0.0
40,130,179	(5)	Fannie Mae REMIC Trust 2015-79 SA, 6.159%, (-1.000*US0001M + 6.250%), 11/25/2045	8,124,816	0.1
16,095,949	(5)	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/2045	3,640,691	0.1
27,664,879	(5)	Fannie Mae REMICS 16-60 SB, 6.009%, (-1.000*US0001M + 6.100%), 09/25/2046	5,713,940	0.1
102,766	(5)	Fannie Mae REMICS 1997-18 SG, 8.018%, (-1.000*US0001M + 8.100%), 03/17/2027	10,650	0.0
50,677	(5)	Fannie Mae REMICS 1997-91 FC, 0.101%, (US0001M + (8.500)%), 11/25/2023	16	0.0
69	(5)	Fannie Mae REMICS 1999-57 SC, 9.668%, (-1.000*US0001M + 9.750%), 11/17/2029	3	0.0
250,251	(5)	Fannie Mae REMICS 2001-72 SC, 1.000%, (-1.000*US0001M + 8.500%), 12/25/2031	8,849	0.0
64,957	(5)	Fannie Mae REMICS 2001-8 SK, 8.668%, (-1.000*US0001M + 8.750%), 03/18/2031	7,764	0.0
504,036	(5)	Fannie Mae REMICS 2003-49 SW, 6.909%, (-1.000*US0001M + 7.000%), 01/25/2033	102,241	0.0
4,427,654	(5)	Fannie Mae REMICS 2004-54 SN, 6.959%, (-1.000*US0001M + 7.050%), 07/25/2034	917,978	0.0
8,431,837	(5)	Fannie Mae REMICS 2005-75 ES, 5.959%, (-1.000*US0001M + 6.050%), 09/25/2035	1,635,391	0.0
1,000,106	(5)	Fannie Mae REMICS 2005-75 SP, 6.659%, (-1.000*US0001M + 6.750%), 08/25/2035	171,738	0.0
2,277,681	(5)	Fannie Mae REMICS 2006-56 SM, 6.659%, (-1.000*US0001M + 6.750%), 07/25/2036	431,975	0.0
435,554	(5)	Fannie Mae REMICS 2007-21 SB, 6.309%, (-1.000*US0001M + 6.400%), 03/25/2037	45,415	0.0
1,307,089	(5)	Fannie Mae REMICS 2007-52 NS, 6.359%, (-1.000*US0001M + 6.450%), 06/25/2037	237,550	0.0
1,287,639	(5)	Fannie Mae REMICS 2007-85 SM, 6.369%, (-1.000*US0001M + 6.460%), 09/25/2037	254,396	0.0
487,566		Fannie Mae REMICS 2008-16 Z, 5.500%, 03/25/2038	558,122	0.0
7,522,823	(5)	Fannie Mae REMICS 2009-66 SP, 6.009%, (-1.000*US0001M + 6.100%), 09/25/2039	1,194,737	0.0
4,550,957	(5)	Fannie Mae REMICS 2010-1 S, 6.159%, (-1.000*US0001M + 6.250%), 02/25/2040	941,223	0.0
6,967,339	(5)	Fannie Mae REMICS 2010-150 SJ, 6.389%, (-1.000*US0001M + 6.480%), 01/25/2041	1,580,719	0.0
1,136,743	(5)	Fannie Mae REMICS 2010-35 CS, 6.359%, (-1.000*US0001M + 6.450%), 04/25/2050	202,849	0.0
1,315,523		Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	1,496,539	0.0
6,166,562		Fannie Mae REMICS 2011-101 DB, 4.000%, 10/25/2041	6,912,495	0.1
3,785,177		Fannie Mae REMICS 2011-116 ZA, 3.500%, 11/25/2041	4,099,162	0.1
102,033		Fannie Mae REMICS 2011-127 UY, 3.500%, 12/25/2041	107,650	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

5,769,453		Fannie Mae REMICS 2011-136 PZ, 4.000%, 01/25/2042	6,472,695	0.1
8,889,404	(5)	Fannie Mae REMICS 2011-47 GS, 5.839%, (-1.000*US0001M + 5.930%), 06/25/2041	1,557,043	0.0
2,075,032		Fannie Mae REMICS 2011-8 ZA, 4.000%, 02/25/2041	2,223,982	0.0
6,530,310		Fannie Mae REMICS 2011-87 GB, 4.500%, 09/25/2041	7,790,130	0.1
2,708,185	(5)	Fannie Mae REMICS 2012-111 SL, 6.009%, (-1.000*US0001M + 6.100%), 05/25/2041	502,630	0.0
6,164,033		Fannie Mae REMICS 2012-111 ZK, 3.500%, 10/25/2042	6,650,072	0.1
6,492,964	(5)	Fannie Mae REMICS 2012-120 WI, 3.000%, 11/25/2027	451,683	0.0
1,812,295		Fannie Mae REMICS 2012-134 KV, 3.000%, 07/25/2031	1,841,490	0.0
7,905,377		Fannie Mae REMICS 2012-17 QZ, 4.000%, 03/25/2042	8,673,370	0.1
5,366,752		Fannie Mae REMICS 2012-2 HE, 4.000%, 02/25/2042	5,939,774	0.1
1,301,991		Fannie Mae REMICS 2012-30 AB, 4.000%, 04/25/2042	1,447,504	0.0
1,855,044		Fannie Mae REMICS 2012-33 BW, 4.000%, 04/25/2042	1,985,073	0.0
315,833		Fannie Mae REMICS 2012-44 KW, 3.500%, 05/25/2032	334,437	0.0
2,883,622		Fannie Mae REMICS 2012-55 PC, 3.500%, 05/25/2042	3,044,028	0.0
500,000		Fannie Mae REMICS 2012-80 MY, 3.250%, 08/25/2042	549,783	0.0
10,043,994		Fannie Mae REMICS 2012-94 LZ, 3.500%, 09/25/2042	10,897,280	0.1
2,700,000		Fannie Mae REMICS 2013-111 BA, 3.000%, 11/25/2033	2,925,614	0.0
1,403,000		Fannie Mae REMICS 2013-13 BE, 4.000%, 03/25/2043	1,702,022	0.0
535,000		Fannie Mae REMICS 2013-16 GD, 3.000%, 03/25/2033	551,440	0.0
6,737,472	(5)	Fannie Mae REMICS 2013-40 LS, 6.059%, (-1.000*US0001M + 6.150%), 05/25/2043	1,332,314	0.0
7,441,734	(5)	Fannie Mae REMICS 2013-70 BI, 3.000%, 07/25/2033	699,668	0.0
9,370,884	(5)	Fannie Mae REMICS 2014-15 SB, 6.559%, (-1.000*US0001M + 6.650%), 04/25/2044	2,249,381	0.0
1,556,036	(5)	Fannie Mae REMICS 2014-20 HI, 4.000%, 01/25/2040	6,697	0.0
970,000		Fannie Mae REMICS 2014-61 PY, 3.500%, 10/25/2044	1,075,397	0.0
17,266,611		Fannie Mae REMICS 2015-20 EZ, 3.500%, 04/25/2045	19,249,999	0.2
6,755,889	(5)	Fannie Mae REMICS 2015-56 IC, 6.000%, 08/25/2045	1,316,738	0.0
2,000,000		Fannie Mae REMICS 2015-67 AV, 3.500%, 01/25/2036	2,205,147	0.0
5,000,000		Fannie Mae REMICS 2015-67 QV, 3.000%, 12/25/2040	5,202,513	0.1
2,825,304	(5)	Fannie Mae REMICS 2015-76 PI, 6.000%, 09/25/2045	502,637	0.0
22,288,250	(5)	Fannie Mae REMICS 2015-86 BS, 5.609%, (-1.000*US0001M + 5.700%), 11/25/2045	3,815,659	0.1
36,459,852	(5)	Fannie Mae REMICS 2015-88 IO, 6.500%, 12/25/2045	9,653,869	0.1
5,279,863	(5)	Fannie Mae REMICS 2016-104 BI, 6.000%, 01/25/2047	1,138,431	0.0
7,567,387	(5)	Fannie Mae REMICS 2016-52 MI, 4.000%, 12/25/2045	1,142,453	0.0
23,842,362	(5)	Fannie Mae REMICS 2016-81 CS, 6.009%, (-1.000*US0001M + 6.100%), 11/25/2046	4,337,343	0.1
558,103		Fannie Mae REMICS 2016-9 D, 3.000%, 03/25/2046	589,796	0.0
31,566,264	(5)	Fannie Mae REMICS 2017-10 SA, 6.009%, (-1.000*US0001M + 6.100%), 03/25/2047	5,629,546	0.1
7,320,262		Fannie Mae REMICS 2017-54 D, 3.000%, 07/25/2047	7,723,710	0.1
39,055,865	(5)	Fannie Mae REMICS 2018-15 SC, 6.209%, (-1.000*US0001M + 6.300%), 03/25/2048	7,911,117	0.1
2,108,410		Fannie Mae REMICS 2018-38 LA, 3.000%, 06/25/2048	2,198,851	0.0
18,654,360		Fannie Mae REMICS 2018-73 AB, 3.000%, 10/25/2048	19,744,139	0.2
2,416,266		Fannie Mae REMICS 2018-8 AB, 3.500%, 10/25/2047	2,514,881	0.0
49,204,952	(5)	Fannie Mae REMICS 2018-82 SA, 6.109%, (-1.000*US0001M + 6.200%), 11/25/2048	9,757,135	0.1
11,498,348	(5)	Fannie Mae REMICS 2018-86 AS, 6.109%, (-1.000*US0001M + 6.200%), 12/25/2048	2,138,013	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

49,137,704	(5)	Fannie Mae REMICS 2018-86 SM, 6.109%, (-1.000*US0001M + 6.200%), 12/25/2048	9,401,871	0.1
44,285,442	(5)	Fannie Mae REMICS 2018-91 SB, 6.009%, (-1.000*US0001M + 6.100%), 12/25/2058	9,731,819	0.1
14,300,341	(5)	Fannie Mae REMICS 2019-21 AI, 5.000%, 05/25/2059	3,555,927	0.1
14,721,502	(5)	Fannie Mae REMICS 2019-30 SB, 6.009%, (-1.000*US0001M + 6.100%), 07/25/2049	2,942,026	0.0
12,838,689	(5)	Fannie Mae REMICS 2019-39 SA, 6.009%, (-1.000*US0001M + 6.100%), 08/25/2049	2,420,674	0.0
79,797,819	(5)	Fannie Mae REMICS 2019-41 S, 5.909%, (-1.000*US0001M + 6.000%), 08/25/2059	15,614,957	0.2
8,729,676	(5)	Fannie Mae REMICS 2019-47 SB, 6.009%, (-1.000*US0001M + 6.100%), 05/25/2040	1,803,527	0.0
33,132,793	(5)	Fannie Mae REMICS 2020-35 IO, 5.000%, 06/25/2050	5,855,777	0.1
26,940,665	(5)	Fannie Mae REMICS 2020-44 DI, 2.500%, 07/25/2050	3,710,080	0.1
17,096,317	(5)	Fannie Mae REMICS 2020-44 EI, 3.500%, 09/25/2042	2,419,396	0.0
133,638,390	(5)	Fannie Mae REMICS 2021-10 AI, 3.000%, 03/25/2041	12,182,730	0.1
47,601,898	(5)	Fannie Mae REMICS 2021-22 BI, 4.000%, 04/25/2051	6,793,671	0.1
64,515,668	(5)	Fannie Mae REMICS 2021-41 MI, 5.000%, 06/25/2048	10,887,019	0.1
47,215,623	(5)	Fannie Mae REMICS 2021-8 TI, 4.000%, 03/25/2051	6,349,548	0.1
2,961		Fannie Mae REMICS G93-35 ZQ, 6.500%, 11/25/2023	3,100	0.0
2,770,220		Fannie Mae REMICS Trust 2010-53 JZ, 5.000%, 07/25/2040	2,966,791	0.0
25,203,117	(5)	Fannie Mae Series 2013-44 DI, 3.000%, 05/25/2033	2,380,258	0.0
1,395,851	(5)	Fannie Mae Series 2013-72 YS, 6.059%, (-1.000*US0001M + 6.150%), 07/25/2033	255,652	0.0
100,724	(5)	FHLMC-GNMA 20 S, 8.809%, (-1.000*US0001M + 8.900%), 10/25/2023	7,210	0.0
582,837		First Horizon Alternative Mortgage Securities Trust 2006-FA8 1A11, 6.000%, 02/25/2037	362,956	0.0
1,779,744	(1),(3)	First Republic Mortgage Trust 2020-1 B1, 2.880%, 04/25/2050	1,746,525	0.0
1,089,782	(1),(3)	First Republic Mortgage Trust 2020-1 B2, 2.880%, 04/25/2050	1,020,985	0.0
1,849,974	(1),(3)	Flagstar Mortgage Trust 2018-1 B1, 4.004%, 03/25/2048	1,879,168	0.0
2,169,094	(1),(3)	Flagstar Mortgage Trust 2018-1 B2, 4.004%, 03/25/2048	2,259,484	0.0
2,412,366	(1),(3)	Flagstar Mortgage Trust 2018-1 B3, 4.004%, 03/25/2048	2,493,826	0.0
1,235,014	(1),(3)	Flagstar Mortgage Trust 2018-2 B2, 4.114%, 04/25/2048	1,251,240	0.0
1,470,472	(1),(3)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	1,499,874	0.0
3,790,535	(1),(3)	Flagstar Mortgage Trust 2018-3INV B2, 4.480%, 05/25/2048	3,977,727	0.1
937,905	(1),(3)	Flagstar Mortgage Trust 2018-4 B3, 4.294%, 07/25/2048	948,502	0.0
1,773,924	(1),(3)	Flagstar Mortgage Trust 2018-5 B3, 4.520%, 09/25/2048	1,791,413	0.0
2,961,253	(1),(3)	Flagstar Mortgage Trust 2018-6RR B3, 4.984%, 10/25/2048	3,085,040	0.0
1,475,636	(1),(3)	Flagstar Mortgage Trust 2019-2 B1, 4.104%, 12/25/2049	1,507,538	0.0
1,431,066	(1),(3)	Flagstar Mortgage Trust 2019-2 B2, 4.104%, 12/25/2049	1,457,694	0.0
2,005,907	(1),(3)	Flagstar Mortgage Trust 2020-1NV B1A, 4.286%, 03/25/2050	2,121,809	0.0
2,427,998	(1),(3)	Flagstar Mortgage Trust 2020-1NV B2A, 4.286%, 03/25/2050	2,560,039	0.0
1,628,034	(1),(3)	Flagstar Mortgage Trust 2020-2 A4, 3.000%, 08/25/2050	1,644,294	0.0
16,331,125		Freddie Mac 326 350, 3.500%, 03/15/2044	17,396,284	0.2
7,996,066	(5)	Freddie Mac 3510 AS, 6.337%, (-1.000*US0001M + 6.410%), 04/15/2037	1,736,311	0.0
5,435,910	(5)	Freddie Mac 4191 SA, 6.127%, (-1.000*US0001M + 6.200%), 03/15/2043	925,238	0.0
4,494,054		Freddie Mac 4316 XZ, 4.500%, 03/15/2044	5,332,509	0.1
812,884		Freddie Mac 4800 KG, 3.500%, 11/15/2045	819,851	0.0
615,254		Freddie Mac Reference Series R007 ZA, 6.000%, 05/15/2036	725,893	0.0
284,466		Freddie Mac Reference Series R008 ZA, 6.000%, 07/15/2036	331,397	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

82,951		Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/2029	93,667	0.0
74,299		Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	83,344	0.0
512,261		Freddie Mac REMIC Trust 2143 ZB, 6.000%, 04/15/2029	586,709	0.0
45,171		Freddie Mac REMIC Trust 2528 KM, 5.500%, 11/15/2022	46,173	0.0
227,580		Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	261,710	0.0
80,817	(5)	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/2033	16,367	0.0
573,540		Freddie Mac REMIC Trust 2845 QH, 5.000%, 08/15/2034	651,137	0.0
99,261		Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	116,430	0.0
29,692	(5)	Freddie Mac REMIC Trust 2883 SD, 6.627%, (-1.000*US0001M + 6.700%), 10/15/2034	208	0.0
168,777		Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/2035	191,543	0.0
236,949		Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	269,927	0.0
5,153,223	(5)	Freddie Mac REMIC Trust 3045 DI, 6.657%, (-1.000*US0001M + 6.730%), 10/15/2035	1,062,317	0.0
902,230		Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	1,035,840	0.0
971,094	(5)	Freddie Mac REMIC Trust 3171 PS, 6.412%, (-1.000*US0001M + 6.485%), 06/15/2036	163,517	0.0
5,265,605	(5)	Freddie Mac REMIC Trust 3199 S, 6.377%, (-1.000*US0001M + 6.450%), 08/15/2036	1,146,101	0.0
428,386		Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	497,669	0.0
140,821		Freddie Mac REMIC Trust 3394 ZY, 6.000%, 11/15/2037	164,519	0.0
232,627	(3)	Freddie Mac REMIC Trust 3524 LA, 5.332%, 03/15/2033	258,853	0.0
22,062		Freddie Mac REMIC Trust 3556 NT, 3.173%, (US0001M + 3.100%), 03/15/2038	22,439	0.0
4,757,022		Freddie Mac REMIC Trust 3639 ZN, 5.500%, 12/15/2034	5,504,763	0.1
428,773		Freddie Mac REMIC Trust 3662 ZB, 5.500%, 08/15/2036	499,681	0.0
315,586		Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	361,425	0.0
270,010		Freddie Mac REMIC Trust 3753 DC, 3.500%, 09/15/2039	274,981	0.0
1,126,629	(5)	Freddie Mac REMIC Trust 3856 KS, 6.477%, (-1.000*US0001M + 6.550%), 05/15/2041	209,189	0.0
635,069	(5)	Freddie Mac REMIC Trust 3925 SD, 5.977%, (-1.000*US0001M + 6.050%), 07/15/2040	66,930	0.0
3,537,959	(5)	Freddie Mac REMIC Trust 3925 SL, 5.977%, (-1.000*US0001M + 6.050%), 01/15/2041	316,997	0.0
224,920		Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	250,948	0.0
547,952	(5)	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/2040	19,061	0.0
1,161,987	(5)	Freddie Mac REMIC Trust 4088 CS, 5.927%, (-1.000*US0001M + 6.000%), 08/15/2042	214,028	0.0
5,853,891	(5)	Freddie Mac REMIC Trust 4161 WI, 3.000%, 02/15/2033	589,072	0.0
2,737,447	(5)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	394,336	0.0
3,068,591		Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	3,294,723	0.1
1,416,370		Freddie Mac REMIC Trust 4246 ZX, 4.500%, 04/15/2041	1,573,157	0.0
1,262,086	(5)	Freddie Mac REMIC Trust 4293 KI, 4.500%, 08/15/2043	140,486	0.0
5,231,929		Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	5,886,980	0.1
7,022,845		Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	7,978,126	0.1
1,916,000		Freddie Mac REMIC Trust 4370 AD, 3.000%, 08/15/2040	1,958,543	0.0
3,974,131	(5)	Freddie Mac REMIC Trust 4386 LS, 6.027%, (-1.000*US0001M + 6.100%), 09/15/2044	724,581	0.0
34,592,598	(5)	Freddie Mac REMIC Trust 5103 HI, 4.000%, 05/25/2051	5,571,619	0.1
29,014	(5)	Freddie Mac REMICS 2074 S, 8.618%, (-1.000*US0001M + 8.700%), 07/17/2028	1,810	0.0
15,645	(5)	Freddie Mac REMICS 2232 SA, 8.518%, (-1.000*US0001M + 8.600%), 05/17/2030	1,034	0.0
14,327	(5)	Freddie Mac REMICS 2301 SP, 9.177%, (-1.000*US0001M + 9.250%), 04/15/2031	1,757	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

790,567	(5)	Freddie Mac REMICS 2953 LS, 6.627%, (-1.000*US0001M + 6.700%), 12/15/2034	33,408	0.0
1,063,287	(5)	Freddie Mac REMICS 2993 GS, 6.077%, (-1.000*US0001M + 6.150%), 06/15/2025	74,507	0.0
810,834	(5)	Freddie Mac REMICS 3006 SI, 6.667%, (-1.000*US0001M + 6.740%), 07/15/2035	146,060	0.0
781,205	(5)	Freddie Mac REMICS 3006 YI, 6.667%, (-1.000*US0001M + 6.740%), 07/15/2035	167,182	0.0
5,036,357	(5)	Freddie Mac REMICS 3213 JS, 7.127%, (-1.000*US0001M + 7.200%), 09/15/2036	1,224,309	0.0
10,052,937	(5)	Freddie Mac REMICS 3346 SC, 6.477%, (-1.000*US0001M + 6.550%), 10/15/2033	2,003,460	0.0
1,135,228	(5)	Freddie Mac REMICS 3375 QI, 0.600%, (-10.000*US0001M + 64.600%), 10/15/2037	28,423	0.0
7,728,249	(5)	Freddie Mac REMICS 3629 CS, 6.277%, (-1.000*US0001M + 6.350%), 01/15/2040	1,623,853	0.0
3,217,059		Freddie Mac REMICS 3736 ZP, 4.000%, 10/15/2040	3,483,696	0.1
2,619,956		Freddie Mac REMICS 3740 KE, 4.000%, 10/15/2040	2,836,720	0.0
22,520,288		Freddie Mac REMICS 3753 KZ, 4.500%, 11/15/2040	25,273,548	0.3
5,340,280		Freddie Mac REMICS 3775 GZ, 4.500%, 12/15/2040	5,659,462	0.1
1,900,000		Freddie Mac REMICS 3820 NC, 4.500%, 03/15/2041	2,167,541	0.0
754,948		Freddie Mac REMICS 3843 JZ, 5.100%, 04/15/2041	924,346	0.0
500,000		Freddie Mac REMICS 3848 WX, 5.000%, 04/15/2041	579,450	0.0
2,650,000		Freddie Mac REMICS 3890 ME, 5.000%, 07/15/2041	3,169,832	0.0
3,084,668		Freddie Mac REMICS 3893 PU, 4.000%, 07/15/2041	3,339,963	0.1
6,280,395		Freddie Mac REMICS 3919 BY, 4.000%, 09/15/2041	6,915,541	0.1
9,822,378		Freddie Mac REMICS 3919 ZB, 4.000%, 09/15/2041	10,878,710	0.1
3,790,000		Freddie Mac REMICS 3923 GY, 4.000%, 09/15/2041	4,208,791	0.1
2,180,572		Freddie Mac REMICS 3934 CB, 4.000%, 10/15/2041	2,415,896	0.0
420,000		Freddie Mac REMICS 3934 KB, 5.000%, 10/15/2041	489,082	0.0
1,276,973		Freddie Mac REMICS 3997 PB, 4.000%, 02/15/2042	1,414,721	0.0
4,620,012	(5)	Freddie Mac REMICS 4057 SN, 6.577%, (-1.000*US0001M + 6.650%), 12/15/2041	714,543	0.0
3,287,115		Freddie Mac REMICS 4057 ZB, 3.500%, 06/15/2042	3,574,706	0.1
15,562,067		Freddie Mac REMICS 4084 TZ, 4.000%, 07/15/2042	17,088,458	0.2
2,184,553	(5)	Freddie Mac REMICS 4090 SN, 6.627%, (-1.000*US0001M + 6.700%), 08/15/2032	417,681	0.0
1,000,311		Freddie Mac REMICS 4100 JA, 3.500%, 10/15/2041	1,063,034	0.0
2,128,000		Freddie Mac REMICS 4193 BP, 4.000%, 04/15/2043	2,541,129	0.0
310,000		Freddie Mac REMICS 4235 QD, 3.000%, 08/15/2033	335,659	0.0
35,210,710	(5)	Freddie Mac REMICS 4301 SD, 6.027%, (-1.000*US0001M + 6.100%), 07/15/2037	6,575,966	0.1
6,567,625		Freddie Mac REMICS 4310 BZ, 4.000%, 02/15/2044	7,325,127	0.1
3,102,000		Freddie Mac REMICS 4401 BL, 3.500%, 10/15/2034	3,422,559	0.1
15,365,010	(5)	Freddie Mac REMICS 4407 CS, 6.127%, (-1.000*US0001M + 6.200%), 06/15/2044	2,507,603	0.0
24,033,287	(5)	Freddie Mac REMICS 4407 PS, 5.527%, (-1.000*US0001M + 5.600%), 06/15/2044	3,574,391	0.1
18,785,375	(5)	Freddie Mac REMICS 4461 AS, 5.527%, (-1.000*US0001M + 5.600%), 04/15/2045	3,437,340	0.1
3,124,000		Freddie Mac REMICS 4492 VB, 3.500%, 05/15/2035	3,455,884	0.1
342,667		Freddie Mac REMICS 4500 HC, 3.000%, 11/15/2042	348,911	0.0
2,913,000		Freddie Mac REMICS 4505 PB, 3.000%, 08/15/2045	3,108,981	0.0
18,206,501	(5)	Freddie Mac REMICS 4574 ST, 5.927%, (-1.000*US0001M + 6.000%), 04/15/2046	3,284,005	0.0
93,155,173	(5)	Freddie Mac REMICS 4585 AS, 6.027%, (-1.000*US0001M + 6.100%), 05/15/2046	17,984,780	0.2
7,413,449		Freddie Mac REMICS 4608 JV, 3.500%, 01/15/2055	7,872,953	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

26,332,733	(5)	Freddie Mac REMICS 4611 BS, 6.027%, (-1.000*US0001M + 6.100%), 06/15/2041	5,088,443	0.1
10,383,178		Freddie Mac REMICS 4664 KZ, 3.500%, 02/15/2047	11,227,559	0.1
14,906		Freddie Mac REMICS 4673 WA, 3.500%, 09/15/2043	14,903	0.0
6,634,897		Freddie Mac REMICS 4682 HZ, 3.500%, 04/15/2047	7,157,904	0.1
33,706,619		Freddie Mac REMICS 4771 HZ, 3.500%, 03/15/2048	36,670,324	0.4
2,457,000		Freddie Mac REMICS 4772 VG, 4.500%, 08/15/2036	2,644,478	0.0
22,771,644		Freddie Mac REMICS 4776 AZ, 4.000%, 07/15/2047	24,698,485	0.3
818,596		Freddie Mac REMICS 4787 PY, 4.000%, 05/15/2048	875,889	0.0
13,474,764		Freddie Mac REMICS 4795 D, 5.000%, 05/15/2048	15,264,866	0.2
52,321,347	(5)	Freddie Mac REMICS 4879 DS, 6.027%, (-1.000*US0001M + 6.100%), 08/15/2034	9,324,836	0.1
1,632,872		Freddie Mac REMICS 4904 HB, 3.000%, 08/25/2049	1,751,485	0.0
13,905,868	(5)	Freddie Mac REMICS 4906 SQ, 5.959%, (-1.000*US0001M + 6.050%), 09/25/2049	2,394,677	0.0
606,535		Freddie Mac REMICS 4914 DB, 3.000%, 09/25/2049	643,462	0.0
2,091,938		Freddie Mac REMICS 4941 CZ, 3.000%, 11/25/2049	2,207,555	0.0
78,309,465	(5)	Freddie Mac REMICS 5014 HI, 4.000%, 09/25/2050	12,691,067	0.1
45,940,578	(5)	Freddie Mac REMICS 5019 HI, 3.500%, 10/25/2050	7,086,922	0.1
34,456,651	(5)	Freddie Mac REMICS 5045 BS, 6.182%, (-1.000*SOFR30A + 6.200%), 11/25/2050	7,407,480	0.1
64,254,294	(5)	Freddie Mac REMICS 5082 IQ, 3.000%, 03/25/2051	8,051,609	0.1
36,108,250	(5)	Freddie Mac REMICS 5113 AI, 4.000%, 06/25/2041	4,616,357	0.1
42,696,098	(5)	Freddie Mac REMICS 5128 IC, 5.500%, 09/25/2041	8,768,271	0.1
12,238,277		Freddie Mac Series 4348 ZX, 4.250%, 06/15/2044	13,638,612	0.2
3,091,163	(1)	Freddie Mac STACR 2019-HQA3 M2, 1.942%, (US0001M + 1.850%), 09/25/2049	3,106,105	0.0
9,350,000	(1)	Freddie Mac STACR REMIC Trust 2020-DNA2 M2, 1.942%, (US0001M + 1.850%), 02/25/2050	9,436,695	0.1
2,281,195	(1)	Freddie Mac STACR REMIC Trust 2020-DNA3 M2, 3.092%, (US0001M + 3.000%), 06/25/2050	2,295,887	0.0
7,357,197	(1)	Freddie Mac STACR REMIC Trust 2020-HQA1 M2, 1.992%, (US0001M + 1.900%), 01/25/2050	7,384,251	0.1
7,700,000	(1)	Freddie Mac Stacr Remic Trust 2020-HQA2 M2, 3.192%, (US0001M + 3.100%), 03/25/2050	7,829,774	0.1
8,810,024	(1)	Freddie Mac STACR REMIC Trust 2020-HQA3 M2, 3.692%, (US0001M + 3.600%), 07/25/2050	8,925,717	0.1
2,640,000	(1)	Freddie Mac STACR REMIC Trust 2021-HQA1 M2, 2.268%, (SOFR30A + 2.250%), 08/25/2033	2,678,424	0.0
8,900,000	(1)	Freddie Mac STACR Trust 2018-DNA3 M2, 2.192%, (US0001M + 2.100%), 09/25/2048	9,024,703	0.1
1,860,000	(1)	Freddie Mac Stacr Trust 2018-HQA2 M2, 2.392%, (US0001M + 2.300%), 10/25/2048	1,878,969	0.0
11,487,597	(1)	Freddie Mac STACR Trust 2019-DNA3 M2, 2.142%, (US0001M + 2.050%), 07/25/2049	11,600,396	0.1
6,153,320	(1)	Freddie Mac Stacr Trust 2019-HQA1 M2, 2.442%, (US0001M + 2.350%), 02/25/2049	6,222,650	0.1
4,126,717		Freddie Mac Strips 277 30, 3.000%, 09/15/2042	4,348,992	0.1
4,796,293	(5)	Freddie Mac Strips 303 C17, 3.500%, 01/15/2043	736,184	0.0
1,207,668	(3),(5)	Freddie Mac Strips 344 68, 3.000%, 02/15/2045	125,494	0.0
429,090	(3),(5)	Freddie Mac Strips 344 89, 4.500%, 02/15/2045	77,084	0.0
5,677,950	(5)	Freddie Mac Strips 344 C13, 4.500%, 02/15/2045	906,325	0.0
3,901,298	(3),(5)	Freddie Mac Strips 344 C18, 4.000%, 02/15/2045	591,114	0.0
7,914,216	(5)	Freddie Mac Strips 344 C18, 4.000%, 02/15/2045	1,174,738	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

4,816,358	(3),(5)	Freddie Mac Strips 344 C19, 3.500%, 02/15/2045	658,450	0.0
8,023,882	(5)	Freddie Mac Strips 344 C2, 4.000%, 02/15/2045	1,162,714	0.0
6,599,632	(5)	Freddie Mac Strips 344 C4, 4.000%, 02/15/2045	939,231	0.0
11,744,610	(5)	Freddie Mac Strips 344 C5, 3.500%, 02/15/2045	1,478,166	0.0
12,483,598	(5)	Freddie Mac Strips 344 C6, 4.000%, 02/15/2045	1,721,183	0.0
6,277,509	(5)	Freddie Mac Strips 344 C7, 4.000%, 02/15/2045	875,448	0.0
6,320,110	(5)	Freddie Mac Strips 344 C9, 3.500%, 02/15/2045	881,940	0.0
5,463,065	(5)	Freddie Mac Strips 344 C9, 3.500%, 02/15/2045	805,828	0.0
12,131,875	(5)	Freddie Mac Strips 347 C14, 3.500%, 02/15/2044	1,894,590	0.0
8,090,289	(5)	Freddie Mac Strips 347 C22, 4.000%, 02/15/2044	1,215,993	0.0
9,330,471	(5)	Freddie Mac Strips 347 C23, 4.000%, 02/15/2044	1,401,951	0.0
9,169,641	(5)	Freddie Mac Strips 347 C24, 4.000%, 02/15/2044	1,361,713	0.0
8,101,902	(5)	Freddie Mac Strips 347 C25, 4.000%, 02/15/2044	1,171,204	0.0
10,186,488	(5)	Freddie Mac Strips 347 C26, 4.000%, 02/15/2044	1,538,592	0.0
9,721,512	(5)	Freddie Mac Strips 347 C28, 4.500%, 02/15/2044	1,627,451	0.0
12,934,367	(5)	Freddie Mac Strips 347 C5, 3.000%, 05/15/2043	1,792,154	0.0
30,918,563	(5)	Freddie Mac Strips 365 C23, 3.500%, 10/15/2047	4,262,548	0.1
40,043,022	(5)	Freddie Mac Strips Series 311 S1, 5.877%, (-1.000*US0001M + 5.950%), 08/15/2043	6,817,725	0.1
2,749,485		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA2 M3, 3.992%, (US0001M + 3.900%), 12/25/2027	2,797,040	0.0
6,154,019		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA2 M3, 5.242%, (US0001M + 5.150%), 11/25/2028	6,453,086	0.1
750,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA3 M3, 3.942%, (US0001M + 3.850%), 03/25/2029	777,862	0.0
11,205,859		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 2.742%, (US0001M + 2.650%), 12/25/2029	11,415,163	0.1
1,402,931		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 2.442%, (US0001M + 2.350%), 04/25/2030	1,435,995	0.0
7,828,828		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2, 1.892%, (US0001M + 1.800%), 07/25/2030	7,884,160	0.1
1,397,632		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 2.392%, (US0001M + 2.300%), 09/25/2030	1,419,328	0.0
9,354,622	(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA1 M2, 2.742%, (US0001M + 2.650%), 01/25/2049	9,500,687	0.1
8,508,068	(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-HQA2 M2, 2.142%, (US0001M + 2.050%), 04/25/2049	8,583,293	0.1
935,685	(3)	Freddie Mac Structured Pass Through Certificates T-48 1A, 4.699%, 07/25/2033	1,034,259	0.0
3,509,013	(1),(3)	Galton Funding Mortgage Trust 2018-1 B1, 3.800%, 11/25/2057	3,579,275	0.1
2,500,000	(1),(3)	Galton Funding Mortgage Trust 2018-2 A51, 4.500%, 10/25/2058	2,579,579	0.0
3,857,824	(1),(3)	Galton Funding Mortgage Trust 2018-2 B2, 4.750%, 10/25/2058	4,006,528	0.1
1,441,470	(5)	Ginnie Mae 2005-37 SI, 6.057%, (-1.000*US0001M + 6.150%), 05/20/2035	285,993	0.0
1,425,109	(5)	Ginnie Mae 2007-23 ST, 6.107%, (-1.000*US0001M + 6.200%), 04/20/2037	227,861	0.0
1,670,160	(5)	Ginnie Mae 2007-40 SE, 6.657%, (-1.000*US0001M + 6.750%), 07/20/2037	365,519	0.0
1,151,078	(5)	Ginnie Mae 2007-7 EI, 6.107%, (-1.000*US0001M + 6.200%), 02/20/2037	224,749	0.0
4,058,010	(5)	Ginnie Mae 2010-11 SA, 6.345%, (-1.000*US0001M + 6.420%), 01/16/2040	841,595	0.0
1,755,427	(5)	Ginnie Mae 2010-14 SB, 6.707%, (-1.000*US0001M + 6.800%), 11/20/2035	362,737	0.0
1,424,754	(5)	Ginnie Mae 2010-99 IT, 5.000%, 08/16/2040	220,444	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

601,725		Ginnie Mae 2013-69 KA, 1.250%, 08/20/2042	598,327	0.0
31,899,040	(5)	Ginnie Mae 2018-167 CS, 6.007%, (-1.000*US0001M + 6.100%), 12/20/2048	4,384,364	0.1
463,801	(5)	Ginnie Mae Series 2005-7 AH, 6.695%, (-1.000*US0001M + 6.770%), 02/16/2035	86,573	0.0
8,340,577	(5)	Ginnie Mae Series 2007-17 IC, 6.175%, (-1.000*US0001M + 6.250%), 04/16/2037	1,336,334	0.0
9,107,074	(5)	Ginnie Mae Series 2007-41 SL, 6.607%, (-1.000*US0001M + 6.700%), 07/20/2037	1,994,869	0.0
975,146	(5)	Ginnie Mae Series 2008-2 SW, 6.457%, (-1.000*US0001M + 6.550%), 01/20/2038	206,416	0.0
553,588	(5)	Ginnie Mae Series 2008-35 SN, 6.307%, (-1.000*US0001M + 6.400%), 04/20/2038	92,328	0.0
307,217	(5)	Ginnie Mae Series 2008-40 PS, 6.425%, (-1.000*US0001M + 6.500%), 05/16/2038	56,994	0.0
798,728	(5)	Ginnie Mae Series 2009-25 KS, 6.107%, (-1.000*US0001M + 6.200%), 04/20/2039	161,948	0.0
609,611		Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	687,798	0.0
592,484		Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/2039	663,640	0.0
12,265,394		Ginnie Mae Series 2009-33 ZB, 6.000%, 05/20/2039	13,255,424	0.1
1,259,283		Ginnie Mae Series 2009-34 Z, 4.500%, 05/16/2039	1,400,562	0.0
1,607,311		Ginnie Mae Series 2009-98 DA, 3.250%, 07/16/2039	1,699,792	0.0
3,312,072		Ginnie Mae Series 2010-108 WL, 4.000%, 04/16/2040	3,644,341	0.1
1,551,011	(5)	Ginnie Mae Series 2010-116 NS, 6.575%, (-1.000*US0001M + 6.650%), 09/16/2040	273,853	0.0
4,525,050	(5)	Ginnie Mae Series 2010-116 SK, 6.527%, (-1.000*US0001M + 6.620%), 08/20/2040	876,235	0.0
5,887,594	(5)	Ginnie Mae Series 2010-149 HS, 6.025%, (-1.000*US0001M + 6.100%), 05/16/2040	609,423	0.0
480,000		Ginnie Mae Series 2010-164 MD, 4.000%, 12/20/2040	538,312	0.0
1,747,425	(5)	Ginnie Mae Series 2010-168 BI, 5.000%, 04/20/2040	315,605	0.0
1,109,284	(5)	Ginnie Mae Series 2010-68 MS, 5.757%, (-1.000*US0001M + 5.850%), 06/20/2040	206,626	0.0
2,115,187		Ginnie Mae Series 2011-52 PA, 4.250%, 02/16/2041	2,265,915	0.0
2,921,952	(5)	Ginnie Mae Series 2011-72 SA, 5.275%, (-1.000*US0001M + 5.350%), 05/16/2041	503,486	0.0
2,507,551	(5)	Ginnie Mae Series 2011-73 LS, 6.597%, (-1.000*US0001M + 6.690%), 08/20/2039	136,501	0.0
559,244	(5)	Ginnie Mae Series 2012-91 QI, 4.500%, 09/20/2041	44,280	0.0
3,881,967	(5)	Ginnie Mae Series 2013-111 SA, 6.607%, (-1.000*US0001M + 6.700%), 07/20/2043	806,175	0.0
1,388,000		Ginnie Mae Series 2013-116 KB, 3.500%, 12/20/2042	1,468,921	0.0
5,710,085	(5)	Ginnie Mae Series 2013-167 PI, 5.500%, 11/20/2043	979,890	0.0
342,515		Ginnie Mae Series 2013-27 KA, 2.250%, 02/20/2043	355,150	0.0
1,040,313	(5)	Ginnie Mae Series 2014-10 GI, 4.500%, 01/16/2029	55,861	0.0
3,767,785	(5)	Ginnie Mae Series 2014-185 SB, 5.507%, (-1.000*US0001M + 5.600%), 12/20/2044	680,784	0.0
2,975,696	(5)	Ginnie Mae Series 2014-3 QS, 6.057%, (-1.000*US0001M + 6.150%), 03/20/2043	438,354	0.0
6,349,080	(5)	Ginnie Mae Series 2014-3 SU, 5.957%, (-1.000*US0001M + 6.050%), 07/20/2039	1,142,855	0.0
4,321,341	(5)	Ginnie Mae Series 2014-56 SP, 6.125%, (-1.000*US0001M + 6.200%), 12/16/2039	619,734	0.0
8,910,963	(5)	Ginnie Mae Series 2014-58 SG, 5.525%, (-1.000*US0001M + 5.600%), 04/16/2044	1,458,992	0.0
25,155,349	(5)	Ginnie Mae Series 2015-110 MS, 5.617%, (-1.000*US0001M + 5.710%), 08/20/2045	3,874,797	0.1
1,830,417		Ginnie Mae Series 2015-27 PB, 3.000%, 08/20/2044	1,916,595	0.0
21,640,110	(5)	Ginnie Mae Series 2016-160 GS, 6.007%, (-1.000*US0001M + 6.100%), 11/20/2046	4,433,996	0.1
781,461		Ginnie Mae Series 2016-44 JA, 3.500%, 03/20/2046	839,980	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

46,428,674	(5)	Ginnie Mae Series 2016-6 SB, 5.557%, (-1.000*US0001M + 5.650%), 01/20/2046	8,169,896	0.1
13,136,429	(5)	Ginnie Mae Series 2017-101 SA, 6.107%, (-1.000*US0001M + 6.200%), 07/20/2047	2,060,261	0.0
23,420,479	(5)	Ginnie Mae Series 2017-163 SH, 6.107%, (-1.000*US0001M + 6.200%), 11/20/2047	4,394,424	0.1
313,146		Ginnie Mae Series 2018-104 HZ, 3.500%, 08/20/2048	338,632	0.0
2,147,328		Ginnie Mae Series 2018-120 DE, 3.500%, 09/20/2048	2,282,318	0.0
187,375		Ginnie Mae Series 2018-122 GZ, 3.500%, 09/20/2048	213,628	0.0
2,879,108		Ginnie Mae Series 2018-126 A, 3.500%, 09/20/2048	3,071,733	0.0
186,588		Ginnie Mae Series 2018-147 KZ, 3.750%, 10/20/2048	213,981	0.0
176,532		Ginnie Mae Series 2019-100 JB, 3.000%, 08/20/2049	183,111	0.0
532,322		Ginnie Mae Series 2019-100 KB, 3.000%, 08/20/2049	551,246	0.0
1,349,931		Ginnie Mae Series 2019-100 MC, 3.000%, 08/20/2049	1,397,261	0.0
31,866,689	(5)	Ginnie Mae Series 2019-159 SM, 5.957%, (-1.000*US0001M + 6.050%), 12/20/2049	6,170,232	0.1
1,081,376		Ginnie Mae Series 2019-23 NG, 3.500%, 02/20/2049	1,181,734	0.0
71,326		Ginnie Mae Series 2019-54 AB, 3.000%, 04/20/2049	74,640	0.0
798,785		Ginnie Mae Series 2019-78 MB, 3.000%, 06/20/2049	872,253	0.0
416,445		Ginnie Mae Series 2019-89 KB, 3.000%, 07/20/2049	453,869	0.0
299,424		Ginnie Mae Series 2019-89 WB, 3.000%, 07/20/2049	306,283	0.0
29,423,951	(5)	Ginnie Mae Series 2020-188 PI, 3.500%, 06/20/2050	4,578,920	0.1
32,254,795	(5)	Ginnie Mae Series 2020-32 SG, 6.007%, (-1.000*US0001M + 6.100%), 03/20/2050	6,418,246	0.1
60,365,348	(5)	Ginnie Mae Series 2020-46 BS, 3.257%, (-1.000*US0001M + 3.350%), 04/20/2050	4,926,772	0.1
34,392,245	(5)	Ginnie Mae Series 2020-77 JS, 6.007%, (-1.000*US0001M + 6.100%), 10/20/2048	4,142,866	0.1
688,861	(1),(3)	GS Mortage-Backed Securities Trust 2020-PJ1 A1, 3.500%, 05/25/2050	697,879	0.0
1,104,803	(1),(3)	GS Mortage-Backed Securities Trust 2020-PJ1 A4, 3.500%, 05/25/2050	1,118,340	0.0
2,100,000	(1),(3)	GS Mortage-Backed Securities Trust 2020-PJ1 A8, 3.500%, 05/25/2050	2,129,550	0.0
3,414,924	(1),(3)	GS Mortage-Backed Securities Trust 2020-PJ1 B2, 3.696%, 05/25/2050	3,551,945	0.1
1,401,104	(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	1,409,288	0.0
2,907,792	(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B3, 4.454%, 11/25/2049	3,020,364	0.0
1,153,499	(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B1, 4.072%, 03/25/2050	1,191,333	0.0
2,759,781	(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ2 A4, 3.500%, 07/25/2050	2,796,414	0.0
1,622,465	(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ3 B2A, 3.459%, 10/25/2050	1,687,737	0.0
984,006	(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ3 B4, 3.459%, 10/25/2050	989,479	0.0
2,301,816	(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ4 A4, 3.000%, 01/25/2051	2,328,371	0.0
2,568,186	(3)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ5 A4, 3.000%, 03/27/2051	2,614,802	0.0
2,500,000	(1),(3)	GS Mortgage-Backed Securities Trust 2021-PJ6 A12, 2.500%, 11/25/2051	2,542,254	0.0
4,000,000	(1),(3)	GS Mortgage-Backed Securities Trust 2021-PJ6 A4, 2.500%, 11/25/2051	4,035,000	0.1
2,214		GSR Mortgage Loan Trust 2005-5F 8A1, 0.592%, (US0001M + 0.500%), 06/25/2035	2,149	0.0
151,555		GSR Mortgage Loan Trust 2007-1F 3A13, 6.000%, 01/25/2037	130,834	0.0
2,106,765		HarborView Mortgage Loan Trust 2007-5 A1A, 0.283%, (US0001M + 0.190%), 09/19/2037	2,057,197	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

101,366		HomeBanc Mortgage Trust 2004-1 2A, 0.952%, (US0001M + 0.860%), 08/25/2029	100,049	0.0
1,831,312	(1),(3)	Homeward Opportunities Fund I Trust 2019-2 A3, 3.007%, 09/25/2059	1,837,853	0.0
803,057		Impac CMB Trust Series 2005-1 M1, 0.782%, (US0001M + 0.690%), 04/25/2035	785,700	0.0
1,405,095		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 0.512%, (US0001M + 0.420%), 04/25/2046	1,336,167	0.0
2,060,201		IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 0.512%, (US0001M + 0.420%), 02/25/2046	1,660,839	0.0
341,638		JP Morgan Alternative Loan Trust 2005-S1 1A1, 5.500%, 12/25/2035	206,136	0.0
2,283,071	(3)	JP Morgan Mortgage Trust 2005-A4 B1, 2.646%, 07/25/2035	2,290,468	0.0
4,142,132	(1),(3)	JP Morgan Mortgage Trust 2016-1 B3, 3.858%, 05/25/2046	4,238,282	0.1
1,068,362	(1),(3)	JP Morgan Mortgage Trust 2017-1 B4, 3.498%, 01/25/2047	1,074,392	0.0
1,808,268	(1),(3)	JP Morgan Mortgage Trust 2017-3 1A13, 3.500%, 08/25/2047	1,837,722	0.0
3,431,389	(1),(3)	JP Morgan Mortgage Trust 2017-3 B1, 3.791%, 08/25/2047	3,549,689	0.1
1,909,322	(1),(3)	JP Morgan Mortgage Trust 2017-3 B2, 3.791%, 08/25/2047	1,970,437	0.0
1,390,312	(1),(3)	JP Morgan Mortgage Trust 2017-6 B3, 3.803%, 12/25/2048	1,434,117	0.0
926,874	(1),(3)	JP Morgan Mortgage Trust 2017-6 B4, 3.803%, 12/25/2048	961,109	0.0
2,002,115	(1),(3)	JP Morgan Mortgage Trust 2018-1 B1, 3.717%, 06/25/2048	2,055,974	0.0
1,927,209	(1),(3)	JP Morgan Mortgage Trust 2018-1 B2, 3.717%, 06/25/2048	1,974,089	0.0
2,544,027	(1),(3)	JP Morgan Mortgage Trust 2018-1 B3, 3.717%, 06/25/2048	2,625,353	0.0
2,463,309	(1),(3)	JP Morgan Mortgage Trust 2018-3 B1, 3.761%, 09/25/2048	2,554,514	0.0
2,123,774	(1),(3)	JP Morgan Mortgage Trust 2018-4 B2, 3.755%, 10/25/2048	2,189,166	0.0
1,962,284	(1),(3)	JP Morgan Mortgage Trust 2018-6C B2, 3.930%, 12/25/2048	2,019,529	0.0
2,858,067	(1),(3)	JP Morgan Mortgage Trust 2018-9 B3, 4.408%, 02/25/2049	2,930,399	0.0
597,931	(1),(3)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	607,905	0.0
3,118,900	(1),(3)	JP Morgan Mortgage Trust 2019-1 B1, 4.531%, 05/25/2049	3,330,893	0.1
204,781	(1),(3)	JP Morgan Mortgage Trust 2019-2 A3, 4.000%, 08/25/2049	206,665	0.0
2,734,272	(1),(3)	JP Morgan Mortgage Trust 2019-6 B1, 4.286%, 12/25/2049	2,962,881	0.0
4,127,950	(1),(3)	JP Morgan Mortgage Trust 2019-6 B2, 4.286%, 12/25/2049	4,239,802	0.1
802,799	(1),(3)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	821,133	0.0
1,750,000	(1),(3)	JP Morgan Mortgage Trust 2019-8 A5, 3.500%, 03/25/2050	1,778,513	0.0
1,941,446	(1),(3)	JP Morgan Mortgage Trust 2019-9 B2A, 3.503%, 05/25/2050	2,014,911	0.0
1,460,646	(1),(3)	JP Morgan Mortgage Trust 2019-HYB1 B1, 3.822%, 10/25/2049	1,539,303	0.0
1,772,227	(1),(3)	JP Morgan Mortgage Trust 2019-INV1 B3, 5.027%, 10/25/2049	1,876,115	0.0
1,043,641	(1),(3)	JP Morgan Mortgage Trust 2019-LTV1 A3, 4.000%, 06/25/2049	1,050,411	0.0
1,023,474	(1),(3)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	1,033,421	0.0
3,521,721	(1),(3)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.802%, 12/25/2049	3,668,415	0.1
2,463,142	(1),(3)	JP Morgan Mortgage Trust 2020-1 A15, 3.500%, 06/25/2050	2,502,930	0.0
1,937,539	(1),(3)	JP Morgan Mortgage Trust 2020-1 A7, 3.500%, 06/25/2050	1,972,686	0.0
1,269,627	(1),(3)	JP Morgan Mortgage Trust 2020-1 B1, 3.883%, 06/25/2050	1,335,475	0.0
687,171	(1),(3)	JP Morgan Mortgage Trust 2020-2 A15, 3.500%, 07/25/2050	701,633	0.0
706,543	(1),(3)	JP Morgan Mortgage Trust 2020-3 A15, 3.500%, 08/25/2050	720,745	0.0
779,174	(1),(3)	JP Morgan Mortgage Trust 2020-3 B2, 3.894%, 08/25/2050	820,350	0.0
2,400,294	(1),(3)	JP Morgan Mortgage Trust 2020-4 A15, 3.000%, 11/25/2050	2,425,944	0.0
2,107,917	(1),(3)	JP Morgan Mortgage Trust 2020-5 B3, 3.675%, 12/25/2050	2,178,283	0.0
2,419,122	(1),(3)	JP Morgan Mortgage Trust 2020-7 A15, 3.000%, 01/25/2051	2,444,985	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

983,764	(1),(3)	JP Morgan Mortgage Trust 2020-8 B2, 3.569%, 03/25/2051	1,021,176	0.0
515,206	(1),(3)	JP Morgan Mortgage Trust 2020-INV1 A3, 3.500%, 08/25/2050	527,504	0.0
6,000,000	(1),(3)	JP Morgan Mortgage Trust 2020-LTV1 A5, 3.500%, 06/25/2050	6,073,478	0.1
1,969,243	(1),(3)	JP Morgan Mortgage Trust 2020-LTV2 A15, 3.000%, 11/25/2050	1,988,170	0.0
4,902,978	(1),(3)	JP Morgan Mortgage Trust 2021-4 A15, 2.500%, 08/25/2051	4,976,026	0.1
3,790,373,100	(1),(5),(6)	L Street Securities 2017-PM1 XIO, 0.300%, 10/25/2048	1,472,560	0.0
9,208,870	(5)	Lehman Mortgage Trust 2006-9 2A5, 6.529%, (-1.000*US0001M + 6.620%), 01/25/2037	2,080,147	0.0
1,506,045		Lehman XS Trust Series 2005-5N 1A2, 0.452%, (US0001M + 0.360%), 11/25/2035	1,418,940	0.0
14,221,441	(5)	Lehman Mortgage Trust 2006-7 2A4, 6.459%, (-1.000*US0001M + 6.550%), 11/25/2036	3,925,350	0.1
6,475,110	(1),(3)	Mello Mortgage Capital Acceptance 2021-MTG2 A19, 2.500%, 06/01/2051	6,544,219	0.1
3,100,000	(1)	Mello Warehouse Securitization Trust 2020-1 B, 1.242%, (US0001M + 1.150%), 10/25/2053	3,102,688	0.0
10,250,000	(1)	Mello Warehouse Securitization Trust 2021-1 A, 0.806%, (US0001M + 0.700%), 02/25/2055	10,260,250	0.1
6,150,000	(1)	Mello Warehouse Securitization Trust 2021-1 C, 1.206%, (US0001M + 1.100%), 02/25/2055	6,171,297	0.1
854,266	(1),(3)	MFA 2020-NQM3 A3 Trust, 1.632%, 01/26/2065	855,902	0.0
4,248,565		Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	3,289,112	0.1
1,000,000	(1),(3)	Morgan Stanley Residential Mortgage Loan Trust 2020-1 A5A, 2.500%, 12/25/2050	1,023,060	0.0
2,507,645	(1),(3)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	2,686,661	0.0
814,987	(1),(3)	New Residential Mortgage Loan Trust 2017-6A B2, 4.000%, 08/27/2057	879,902	0.0
1,000,000	(1)	Oaktown Re VI Ltd. 2021-1A M1C, 3.018%, (SOFR30A + 3.000%), 10/25/2033	1,025,375	0.0
775,405	(1),(3)	OBX 2019-EXP1 1A3 Trust, 4.000%, 01/25/2059	790,995	0.0
850,831	(1),(3)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	861,146	0.0
9,826,000		Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates 2005-4 M2, 0.842%, (US0001M + 0.500%), 11/25/2035	9,623,895	0.1
92,373		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	88,201	0.0
1,251,701	(1),(3)	Provident Funding Mortgage Trust 2020-1 B3, 3.287%, 02/25/2050	1,291,137	0.0
6,000,000	(1)	Radnor RE 2021-1 M1C Ltd., 2.710%, (SOFR30A + 2.700%), 12/27/2033	5,999,971	0.1
1,794,127	(1),(3)	RCKT Mortgage Trust 2019-1 A13, 3.500%, 09/25/2049	1,819,676	0.0
939,808	(1),(3)	RCKT Mortgage Trust 2020-1 A13, 3.000%, 02/25/2050	953,909	0.0
8,862,201		Seasoned Credit Risk Transfer Trust Series 2018-2, 3.500%, 11/25/2057	9,713,968	0.1
1,291,231		Seasoned Credit Risk Transfer Trust Series 2019-3 MA, 3.500%, 10/25/2058	1,359,513	0.0
309,054		Seasoned Credit Risk Transfer Trust Series 2019-4 M55D, 4.000%, 02/25/2059	339,817	0.0
27,840,000		Seasoned Loans Structured Transaction Trust Series 2019-3 A2C, 2.750%, 11/25/2029	29,570,314	0.3
1,014,633	(1),(3)	Sequoia Mortgage Trust 2014-3 B3, 3.985%, 10/25/2044	1,037,229	0.0
1,118,994	(1),(3)	Sequoia Mortgage Trust 2014-4 B3, 3.878%, 11/25/2044	1,148,991	0.0
1,287,586	(1),(3)	Sequoia Mortgage Trust 2015-2 B3, 3.768%, 05/25/2045	1,317,316	0.0
1,149,855	(1),(3)	Sequoia Mortgage Trust 2015-3 B3, 3.718%, 07/25/2045	1,185,945	0.0
730,336	(1),(3)	Sequoia Mortgage Trust 2017-5 B3, 3.838%, 08/25/2047	748,768	0.0
3,154,816	(1),(3)	Sequoia Mortgage Trust 2017-CH2 A13, 4.000%, 12/25/2047	3,209,980	0.0
560,457	(1),(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	568,419	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

2,531,689	(1),(3)	Sequoia Mortgage Trust 2018-CH1 B2B, 4.487%, 02/25/2048	2,613,259	0.0
320,244	(1),(3)	Sequoia Mortgage Trust 2019-1 A1, 4.000%, 02/25/2049	324,102	0.0
1,219,971	(1),(3)	Sequoia Mortgage Trust 2019-4 A19, 3.500%, 11/25/2049	1,235,743	0.0
635,765	(1),(3)	Sequoia Mortgage Trust 2019-5 A19, 3.500%, 12/25/2049	644,948	0.0
267,853	(1),(3)	Sequoia Mortgage Trust 2019-CH1 A1, 4.500%, 03/25/2049	270,194	0.0
1,193,208	(1),(3)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	1,204,109	0.0
1,989,653	(1),(3)	Sequoia Mortgage Trust 2020-1 A19, 3.500%, 02/25/2050	2,033,347	0.0
1,954,849	(1),(3)	Sequoia Mortgage Trust 2020-2 A19, 3.500%, 03/25/2050	1,999,535	0.0
1,965,177	(1),(3)	Sequoia Mortgage Trust 2020-2 B2, 3.665%, 03/25/2050	2,046,527	0.0
2,995,528	(1),(3)	Sequoia Mortgage Trust 2020-3 B2, 3.359%, 04/25/2050	3,095,489	0.0
1,562,236	(1),(3)	Sequoia Mortgage Trust 2020-4 A20, 2.500%, 11/25/2050	1,588,071	0.0
1,000,000	(1),(3)	Sequoia Mortgage Trust 2021-5 B3, 3.059%, 07/25/2051	1,007,361	0.0
1,833,981	(1),(3)	Shellpoint Co-Originator Trust 2017-2 B2, 3.712%, 10/25/2047	1,913,561	0.0
2,193,308	(1),(3)	Starwood Mortgage Residential Trust 2019-1 A3, 3.299%, 06/25/2049	2,204,868	0.0
5,551	(3)	Structured Adjustable Rate Mortgage Loan Trust 2004-12 7A3, 3.123%, 09/25/2034	5,677	0.0
2,359,252	(1),(3)	TIAA Bank Mortgage Loan Trust 2018-2 B2, 3.783%, 07/25/2048	2,419,412	0.0
880,097	(1),(7)	Verus Securitization Trust 2019-4 A3, 3.000% (Step Rate @ 4.000% on 10/25/2023), 11/25/2059	895,524	0.0
2,440,815	(1),(3)	Verus Securitization Trust 2019-INV2 A2, 3.117%, 07/25/2059	2,487,419	0.0
1,162,772	(1),(3)	Verus Securitization Trust 2020-INV1 A1, 1.977%, 03/25/2060	1,179,031	0.0
1,000,000	(1),(3)	Verus Securitization Trust 2020-INV1 A2, 3.035%, 03/25/2060	1,033,637	0.0
575,432	(3)	Wachovia Mortgage Loan LLC Series 2005-B 2A1, 2.510%, 10/20/2035	530,783	0.0
230,212	(3)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 2.514%, 10/25/2036	224,428	0.0
3,250,867	(3)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 2.605%, 06/25/2034	3,298,622	0.1
1,912,352		WaMu Mortgage Pass-Through Certificates Series 2005-AR11 A1C3, 1.112%, (US0001M + 0.510%), 08/25/2045	1,912,192	0.0
63,929,794	(3),(5)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 1.765%, 08/25/2045	2,702,325	0.0
1,414,746		WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 1.072%, (US0001M + 0.490%), 10/25/2045	1,405,375	0.0
307,115	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.066%, 10/25/2036	308,784	0.0
654,529	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A4, 2.611%, 11/25/2036	651,424	0.0
893,615	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A1, 2.492%, 12/25/2036	853,787	0.0
2,065,942	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A3, 2.492%, 12/25/2036	1,973,864	0.0
1,153,030	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 3A1, 3.103%, 12/25/2036	1,115,201	0.0
1,018,725	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.076%, 08/25/2046	1,014,163	0.0
1,500,752	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.050%, 12/25/2036	1,505,377	0.0
397,522	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY3 1A1, 2.830%, 03/25/2037	368,115	0.0
1,039,029	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 2.716%, 04/25/2037	988,829	0.0
1,320,451		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A3, 0.992%, (US0001M + 0.900%), 11/25/2035	1,173,549	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

1,158,257		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	1,111,437	0.0
798,730		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-5 CB3, 5.500%, 07/25/2035	794,558	0.0
338,800		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	339,609	0.0
3,860,868		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 1.076%, (12MTA + 0.960%), 08/25/2046	2,613,041	0.0
609,622		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A3, 0.322%, (US0001M + 0.230%), 01/25/2047	619,569	0.0
1,262,952		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A4, 0.412%, (US0001M + 0.320%), 01/25/2047	1,296,699	0.0
612,921		Wells Fargo Alternative Loan 2007-PA2 2A1, 0.522%, (US0001M + 0.430%), 06/25/2037	490,151	0.0
796,770		Wells Fargo Alternative Loan 2007-PA3 3A1, 6.250%, 07/25/2037	798,246	0.0
221,801	(3)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 2.827%, 04/25/2036	217,677	0.0
1,987,942	(1),(3)	Wells Fargo Mortgage Backed Securities 2019-4 B3 Trust, 3.555%, 09/25/2049	2,029,855	0.0
1,327,541	(1),(3)	Wells Fargo Mortgage Backed Securities 2020-1 A17 Trust, 3.000%, 12/25/2049	1,349,527	0.0
1,574,613	(1),(3)	Wells Fargo Mortgage Backed Securities 2020-2 A17 Trust, 3.000%, 12/25/2049	1,586,609	0.0
3,000,000	(1),(3)	Wells Fargo Mortgage Backed Securities 2020-2 A5 Trust, 3.000%, 12/25/2049	3,072,351	0.0
2,927,679	(1),(3)	Wells Fargo Mortgage Backed Securities 2020-2 B1 Trust, 3.249%, 12/25/2049	3,022,820	0.0
3,917,505	(1),(3)	Wells Fargo Mortgage Backed Securities 2020-4 B1 Trust, 3.216%, 07/25/2050	4,129,272	0.1
832,448	(1),(3)	WinWater Mortgage Loan Trust 2015-5 B3, 3.760%, 08/20/2045	836,901	0.0
1,357,991	(1),(3)	WinWater Mortgage Loan Trust 2015-5 B4, 3.760%, 08/20/2045	1,358,372	0.0

	Total Collateralized Mortgage Obligations
	(Cost $1,578,645,251)		1,628,422,779	15.8

U.S. TREASURY OBLIGATIONS: 10.8%
		U.S. Treasury Bonds: 3.5%
58,000		1.250%, 05/15/2050	47,376	0.0
2,699,000		1.375%, 11/15/2040	2,425,515	0.1
268,000	(2)	1.625%, 11/15/2050	240,781	0.0
131,520,000	(2)	1.875%, 02/15/2051	125,560,500	1.2
219,193,000		2.250%, 05/15/2041	228,131,965	2.2
			356,406,137	3.5

		U.S. Treasury Notes: 7.3%
45,504,000		0.125%, 05/31/2023	45,409,793	0.4
180,431,000		0.125%, 06/30/2023	180,004,591	1.7
100,000		0.125%, 10/15/2023	99,590	0.0
195,897,000		0.250%, 06/15/2024	194,710,904	1.9
132,000		0.625%, 05/15/2030	123,405	0.0
176,843,000		0.875%, 06/30/2026	176,767,012	1.7
2,336,000	(2)	1.125%, 02/15/2031	2,268,110	0.0
139,622,000		1.250%, 06/30/2028	139,851,067	1.4
17,505,000	(2)	1.625%, 05/15/2031	17,775,780	0.2
			757,010,252	7.3

	Total U.S. Treasury Obligations
	(Cost $1,098,463,747)		1,113,416,389	10.8

U.S. GOVERNMENT AGENCY OBLIGATIONS: 10.0%
		Federal Home Loan Mortgage Corporation: 2.5%(8)
3,224		2.047%, (US0012M + 1.773%),05/01/2037	3,421	0.0
374,274		2.500%, 05/01/2030	393,036	0.0
719,786		2.500%, 05/01/2030	758,192	0.0
849,661		2.500%, 06/01/2030	894,991	0.0
1,074,256		3.000%, 11/01/2042	1,143,532	0.0
1,099,704		3.000%, 02/01/2043	1,170,028	0.0
1,407,983		3.000%, 03/01/2045	1,501,307	0.0
1,097,057		3.000%, 03/01/2045	1,163,164	0.0
3,293,695		3.000%, 04/01/2045	3,506,209	0.0
3,437,218		3.000%, 04/01/2045	3,665,025	0.0
1,554,366		3.000%, 10/01/2046	1,664,141	0.0
13,677,237		3.000%, 10/01/2046	14,493,524	0.1
5,002,599		3.000%, 03/01/2048	5,298,000	0.1
6,242,269		3.000%, 03/01/2048	6,625,531	0.1
15,360,021		3.000%, 08/01/2048	16,198,799	0.2
5,398,208		3.500%, 01/01/2045	5,813,504	0.1
1,564,383		3.500%, 03/01/2045	1,680,004	0.0
14,601,277		3.500%, 12/01/2046	15,751,267	0.2
7,932,073		3.500%, 12/01/2046	8,615,871	0.1
5,931,713		3.500%, 04/01/2047	6,490,662	0.1
5,311,478		3.500%, 07/01/2047	5,624,671	0.1
4,709,849		3.500%, 10/01/2047	4,988,296	0.1
17,322,285		3.500%, 01/01/2048	18,508,804	0.2
2,260,136		3.500%, 03/01/2048	2,439,234	0.0
39,329,044		3.500%, 03/01/2048	42,623,917	0.4
25,846,352		3.500%, 11/01/2048	28,011,757	0.3
577,931		4.000%, 10/01/2041	633,118	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

913,958	4.000%, 12/01/2041	1,001,164	0.0
2,119,030	4.000%, 08/01/2044	2,331,440	0.0
711,759	4.000%, 07/01/2045	776,010	0.0
1,350,144	4.000%, 09/01/2045	1,464,742	0.0
1,739,660	4.000%, 09/01/2045	1,900,689	0.0
2,771,205	4.000%, 09/01/2045	3,018,090	0.0
18,172,488	4.000%, 11/01/2045	19,802,126	0.2
1,824,576	4.000%, 05/01/2046	1,972,324	0.0
1,328,011	4.000%, 05/01/2047	1,429,930	0.0
7,842,919	4.000%, 11/01/2047	8,391,928	0.1
446,308	4.000%, 03/01/2048	477,010	0.0
6,140,814	4.000%, 06/01/2048	6,817,640	0.1
284,369	4.500%, 08/01/2041	318,290	0.0
731,392	4.500%, 09/01/2041	815,145	0.0
600,793	4.500%, 10/01/2041	663,601	0.0
1,559,962	4.500%, 03/01/2044	1,741,457	0.0
3,059,397	4.500%, 02/01/2048	3,311,629	0.0
679,907	4.500%, 06/01/2048	734,510	0.0
64,876	5.000%, 01/01/2041	73,373	0.0
467,861	5.000%, 04/01/2041	529,107	0.0
19,583	5.500%, 07/01/2037	22,624	0.0
1,196,840	5.500%, 11/01/2038	1,369,438	0.0
1,137	6.000%, 12/01/2028	1,276	0.0
13,651	6.000%, 01/01/2029	15,320	0.0
2,257	6.500%, 01/01/2024	2,530	0.0
3,348	6.500%, 12/01/2031	3,819	0.0
363,748	6.500%, 09/01/2034	416,707	0.0
827	7.000%, 03/01/2032	877	0.0
		259,062,801	2.5

		Federal National Mortgage Association: 0.3%(8)
39,306		2.128%, (US0012M + 1.486%),07/01/2035	39,786	0.0
3,745,202		3.500%, 01/01/2044	4,046,284	0.1
5,369,970		4.000%, 12/01/2046	5,894,574	0.1
1,920,573		4.500%, 09/01/2047	2,192,296	0.0
12,307,431		5.000%, 08/01/2056	14,236,625	0.1
124,737		6.000%, 05/01/2038	137,317	0.0
			26,546,882	0.3

		Government National Mortgage Association: 2.2%
56,176,000	(9)	2.500%, 07/15/2051	58,137,772	0.6
11,224,090		3.000%, 10/20/2049	11,896,070	0.1
7,348,412		3.000%, 11/20/2049	7,788,877	0.1
45,750,000	(9)	3.000%, 07/15/2051	47,738,160	0.5
851,140		3.500%, 07/20/2046	904,986	0.0
5,335,554		3.500%, 07/20/2046	5,672,205	0.1
1,283,190		3.500%, 10/20/2046	1,401,933	0.0
711,377		3.500%, 02/20/2047	755,682	0.0
402,265		3.500%, 03/20/2047	424,697	0.0
567,729		3.500%, 07/20/2047	601,847	0.0
876,855		3.500%, 08/20/2047	933,832	0.0
1,575,432		3.500%, 09/20/2047	1,669,489	0.0
10,306,081		3.500%, 12/20/2047	10,988,305	0.1
5,917,792		3.500%, 01/20/2048	6,311,519	0.1
9,595,577		3.500%, 02/20/2048	10,322,155	0.1
4,939,210		3.500%, 02/20/2048	5,262,976	0.0
1,186,678		3.500%, 03/20/2048	1,311,125	0.0
23,515,316		3.500%, 03/20/2048	25,180,006	0.2
177,673		4.000%, 11/20/2040	194,495	0.0
1,128,048		4.000%, 03/20/2046	1,219,755	0.0
16,511,607		4.000%, 09/20/2047	17,618,311	0.2
9,385,853		4.000%, 02/20/2050	9,922,933	0.1
252,416		4.500%, 10/15/2039	287,064	0.0
148,528		4.500%, 11/15/2039	168,916	0.0
171,770		4.500%, 11/15/2039	193,931	0.0
55,368		4.500%, 12/15/2039	62,968	0.0
50,572		4.500%, 08/20/2041	55,961	0.0
1,649,187		4.500%, 09/15/2047	1,838,324	0.0
10,591	(3)	5.500%, 03/20/2060	11,642	0.0
			228,875,936	2.2

		Uniform Mortgage-Backed Securities: 5.0%
146,894,000	(9)	2.000%, 08/15/2051	148,041,611	1.5
1,094,610		2.500%, 05/01/2030	1,151,369	0.0
2,395,610		2.500%, 06/01/2030	2,515,886	0.0
1,720,013		2.500%, 06/01/2030	1,806,360	0.0
1,003,755		2.500%, 07/01/2030	1,053,850	0.0
48,400,000	(9)	2.500%, 07/15/2051	50,063,750	0.5
1,517,845		3.000%, 08/01/2030	1,607,306	0.0
791,351		3.000%, 09/01/2030	837,046	0.0
2,672,320		3.000%, 04/01/2043	2,842,685	0.0
2,212,342		3.000%, 07/01/2043	2,352,889	0.0
667,248		3.000%, 08/01/2043	714,513	0.0
468,813		3.000%, 09/01/2043	496,441	0.0
7,278,700		3.000%, 04/01/2045	7,749,911	0.1
3,428,653		3.000%, 08/01/2046	3,641,971	0.1
1,470,138		3.000%, 08/01/2046	1,566,366	0.0
909,649		3.000%, 11/01/2046	970,969	0.0
10,470,736		3.000%, 12/01/2046	11,116,807	0.1
2,421,634		3.000%, 12/01/2046	2,557,705	0.0
18,536,819		3.000%, 01/01/2047	19,440,442	0.2
4,365,214		3.000%, 02/01/2047	4,594,799	0.1
4,858,939		3.000%, 03/01/2047	5,112,699	0.1
4,428,889		3.000%, 07/01/2047	4,655,816	0.1
24,000,000	(9)	3.000%, 07/15/2051	25,018,594	0.3
24,464,704		3.500%, 06/01/2034	26,390,776	0.3
2,798,776		3.500%, 10/01/2042	3,016,946	0.0
1,200,947		3.500%, 04/01/2043	1,304,156	0.0
3,790,314		3.500%, 08/01/2043	4,116,058	0.1
2,336,731		3.500%, 03/01/2044	2,534,806	0.0
271,300		3.500%, 01/01/2046	294,586	0.0
436,219		3.500%, 02/01/2046	473,662	0.0
191,988		3.500%, 02/01/2046	208,472	0.0
16,653,709		3.500%, 08/01/2046	18,083,124	0.2
1,248,852		3.500%, 08/01/2047	1,322,050	0.0
1,803,464		3.500%, 09/01/2047	1,910,362	0.0
19,408,128		3.500%, 11/01/2047	21,118,751	0.2
688,491		3.500%, 12/01/2047	728,423	0.0
1,214,659		3.500%, 02/01/2048	1,282,742	0.0
1,440,946		3.500%, 05/01/2048	1,520,436	0.0
12,071,939		3.500%, 07/01/2048	13,075,377	0.1
2,723,170		3.500%, 10/01/2049	2,971,655	0.0
11,400,000	(9)	3.500%, 07/15/2051	12,000,504	0.1
231,127		4.000%, 03/01/2042	251,857	0.0
710,154		4.000%, 07/01/2042	773,325	0.0
1,357,722		4.000%, 07/01/2042	1,493,927	0.0
252,740		4.000%, 07/01/2042	278,054	0.0
629,271		4.000%, 09/01/2043	692,908	0.0
12,038,638		4.000%, 01/01/2045	13,425,878	0.2
1,784,896		4.000%, 01/01/2045	1,954,479	0.0
1,236,120		4.000%, 03/01/2045	1,356,181	0.0
6,121,903		4.000%, 05/01/2045	6,677,428	0.1
1,247,378		4.000%, 06/01/2045	1,362,104	0.0
1,370,216		4.000%, 11/01/2045	1,505,629	0.0
4,075,547		4.000%, 02/01/2046	4,459,387	0.1
7,549,301		4.000%, 07/01/2047	8,163,110	0.1
2,654,765		4.000%, 08/01/2047	2,843,375	0.0
849,952		4.000%, 08/01/2047	910,874	0.0
306,589		4.000%, 03/01/2048	327,552	0.0
989,254		4.000%, 03/01/2048	1,057,149	0.0
6,025,829		4.000%, 09/01/2048	6,493,064	0.1
15,035,452		4.000%, 04/01/2049	16,250,645	0.2
1,599,387		4.250%, 11/01/2043	1,771,544	0.0
309,999		4.500%, 11/01/2040	345,978	0.0
2,091,581		4.500%, 11/01/2040	2,325,269	0.0
142,593		4.500%, 11/01/2040	157,373	0.0
3,170		4.500%, 12/01/2040	3,538	0.0
5,101		4.500%, 12/01/2040	5,673	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

4,536	4.500%, 01/01/2041	5,061	0.0
5,966	4.500%, 01/01/2041	6,576	0.0
274,198	4.500%, 10/01/2041	303,483	0.0
357,250	4.500%, 10/01/2044	391,951	0.0
673,367	4.500%, 12/01/2045	735,552	0.0
390,011	4.500%, 04/01/2047	420,512	0.0
2,142,980	4.500%, 04/01/2047	2,335,085	0.0
1,428,214	4.500%, 04/01/2047	1,551,868	0.0
3,768,344	4.500%, 04/01/2047	4,172,315	0.1
2,740,494	4.500%, 04/01/2047	2,991,682	0.0
1,322,496	4.500%, 05/01/2047	1,447,976	0.0
2,160,706	4.500%, 05/01/2047	2,346,296	0.0
1,248,528	4.500%, 05/01/2047	1,387,695	0.0
1,643,118	4.500%, 05/01/2047	1,829,290	0.0
2,191,308	4.500%, 05/01/2047	2,439,607	0.0
1,691,454	4.500%, 06/01/2047	1,836,206	0.0
1,030,477	4.500%, 06/01/2047	1,140,946	0.0
1,104,294	4.500%, 06/01/2047	1,199,140	0.0
2,801,065	4.500%, 07/01/2047	3,039,943	0.0
777,612	4.500%, 08/01/2047	845,233	0.0
77,678	5.000%, 06/01/2033	88,756	0.0
17,180	5.000%, 09/01/2033	19,255	0.0
51,664	5.000%, 11/01/2033	58,944	0.0
15,761	5.000%, 03/01/2034	17,648	0.0
17,666	5.000%, 03/01/2034	20,132	0.0
121,388	5.000%, 02/01/2035	138,678	0.0
75,246	5.000%, 06/01/2035	86,020	0.0
4,433	5.000%, 06/01/2035	5,072	0.0
44,196	5.000%, 07/01/2035	50,566	0.0
257,892	5.000%, 08/01/2035	295,299	0.0
367,825	5.000%, 10/01/2035	420,894	0.0
14,450	5.000%, 10/01/2035	16,475	0.0
208,804	5.000%, 02/01/2036	239,318	0.0
3,064	5.000%, 03/01/2036	3,510	0.0
38,797	5.000%, 03/01/2036	44,433	0.0
6,270	5.000%, 05/01/2036	7,179	0.0
4,172	5.000%, 06/01/2036	4,776	0.0
170,830	5.000%, 07/01/2036	195,046	0.0
109,608	5.000%, 11/01/2040	125,614	0.0
53,000	5.000%, 05/01/2041	60,689	0.0
336,409	5.000%, 06/01/2041	381,465	0.0
182,339	5.000%, 06/01/2041	208,788	0.0
105,518	5.500%, 03/01/2037	120,273	0.0
113,080	5.500%, 06/01/2039	131,405	0.0
991,246	5.500%, 10/01/2039	1,145,716	0.0
40,848	6.000%, 09/01/2036	45,819	0.0
258	6.500%, 02/01/2028	289	0.0
519	6.500%, 09/01/2031	582	0.0
136	6.500%, 09/01/2031	153	0.0
14,614	6.500%, 11/01/2031	16,772	0.0
5,759	6.500%, 04/01/2032	6,485	0.0
4,000	6.500%, 08/01/2032	4,493	0.0
1,237	6.500%, 08/01/2032	1,415	0.0
5,621	7.000%, 12/01/2027	5,701	0.0
835	7.000%, 10/01/2031	854	0.0
614	7.000%, 03/01/2032	632	0.0
948	7.500%, 09/01/2030	1,104	0.0
3,048	7.500%, 09/01/2031	3,603	0.0
13,348	7.500%, 02/01/2032	15,256	0.0
		521,564,498	5.0

	Total U.S. Government Agency Obligations
	(Cost $997,841,329)	1,036,050,117	10.0

ASSET-BACKED SECURITIES: 16.8%
	Automobile Asset-Backed Securities: 1.0%
5,950,000	Americredit Automobile Receivables Trust 2018-2 D, 4.010%, 07/18/2024	6,236,065	0.1
8,440,000	Americredit Automobile Receivables Trust 2019-1 D, 3.620%, 03/18/2025	8,896,434	0.1
5,750,000	AmeriCredit Automobile Receivables Trust 2019-3 C, 2.320%, 07/18/2025	5,929,509	0.1
5,050,000	AmeriCredit Automobile Receivables Trust 2019-3 D, 2.580%, 09/18/2025	5,250,901	0.0
8,300,000	AmeriCredit Automobile Receivables Trust 2020-1 D, 1.800%, 12/18/2025	8,479,602	0.1
3,650,000	AmeriCredit Automobile Receivables Trust 2020-3 A3, 0.530%, 06/18/2025	3,663,158	0.0
750,000	CarMax Auto Owner Trust 2017-4 D, 3.300%, 05/15/2024	757,878	0.0
1,500,000	Carmax Auto Owner Trust 2018-4 D, 4.150%, 04/15/2025	1,573,132	0.0
3,030,000	Exeter Automobile Receivables Trust 2020-3A C, 1.320%, 07/15/2025	3,062,251	0.0
6,150,000	(1) Oscar US Funding XI LLC 2019-2A A4, 2.680%, 09/10/2026	6,388,536	0.1
441,455	Santander Drive Auto Receivables Trust 2018-1 D, 3.320%, 03/15/2024	447,336	0.0
9,100,000	Santander Drive Auto Receivables Trust 2018-4 D, 3.980%, 12/15/2025	9,355,295	0.1
2,850,000	Santander Drive Auto Receivables Trust 2019-3 C, 2.490%, 10/15/2025	2,882,936	0.0
7,550,000	Santander Drive Auto Receivables Trust 2019-3 D, 2.680%, 10/15/2025	7,740,429	0.1
9,600,000	Santander Drive Auto Receivables Trust 2020-1 B, 3.030%, 11/15/2024	9,788,078	0.1
12,400,000	Santander Drive Auto Receivables Trust 2020-2 C, 1.460%, 09/15/2025	12,546,202	0.1
4,550,000	Santander Drive Auto Receivables Trust 2020-2 D, 2.220%, 09/15/2026	4,661,015	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

4,150,000		Santander Drive Auto Receivables Trust 2020-3 C, 1.120%, 01/15/2026	4,188,967	0.0
6,050,000	(1)	Westlake Automobile Receivables Trust 2021-2A C, 0.890%, 07/15/2026	6,055,118	0.1
			107,902,842	1.0

		Credit Card Asset-Backed Securities: 0.0%
600,000		Synchrony Credit Card Master Note Trust 2017-2 C, 3.010%, 10/15/2025	617,168	0.0

		Home Equity Asset-Backed Securities: 0.2%
3,242,213	(1),(3)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	3,103,508	0.0
5,950,311		Freddie Mac Structured Pass Through Certificates T-31 A7, 0.342%, (US0001M + 0.250%), 05/25/2031	5,931,090	0.1
5,038,327	(3)	GSAA Home Equity Trust 2006-4 4A3, 3.059%, 03/25/2036	3,992,956	0.1
3,170,712	(3)	GSAA Trust 2006-7 AF2, 5.995%, 03/25/2046	1,835,346	0.0
190,312	(3)	HSI Asset Loan Obligation Trust 2007-WF1 A6, 4.814%, 12/25/2036	158,185	0.0
671,007		Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A3, 0.412%, (US0001M + 0.160%), 02/25/2037	662,756	0.0
814,173		Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A4A, 0.552%, (US0001M + 0.230%), 02/25/2037	796,641	0.0
2,102,421	(3)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	2,266,074	0.0
			18,746,556	0.2

		Other Asset-Backed Securities: 14.0%
19,500,000	(1)	ACRES Commercial Realty 2021-FL1 A Ltd., 1.273%, (US0001M + 1.200%), 06/15/2036	19,512,057	0.2
14,931,000	(1)	ACRES Commercial Realty 2021-FL1 AS Ltd., 1.673%, (US0001M + 1.600%), 06/15/2036	14,940,206	0.2
9,500,000	(1)	AGL CLO 5 Ltd. 2020-5A A1R, 1.311%, (US0003M + 1.160%), 07/20/2034	9,500,997	0.1
6,750,000	(1)	AIG CLO 2021-1A C, 1.934%, (US0003M + 1.750%), 04/22/2034	6,752,281	0.1
8,850,000	(1)	Aimco CLO 11 Ltd. 2020-11A A2, 1.484%, (US0003M + 1.300%), 10/15/2031	8,853,912	0.1
10,000,000	(1)	Allegany Park CLO Ltd. 2019-1A A, 1.518%, (US0003M + 1.330%), 01/20/2033	10,016,360	0.1
1,059,238	(1),(3),(4),(5),(6)	American Homes 4 Rent 2015-SFR1 XS, 0.000%, 04/17/2052	–	–
1,850,000	(1)	AMMC CLO 16 Ltd. 2015-16A CR2, 2.136%, (US0003M + 1.950%), 04/14/2029	1,832,560	0.0
9,975,646	(1)	AMMC CLO 15 Ltd. 2014-15A ARR, 1.444%, (US0003M + 1.260%), 01/15/2032	9,976,414	0.1
3,900,000	(1)	Apidos CLO XII 2013-12A AR, 1.264%, (US0003M + 1.080%), 04/15/2031	3,894,992	0.0
500,000	(1)	Apidos CLO XII 2013-12A CR, 1.984%, (US0003M + 1.800%), 04/15/2031	500,023	0.0
20,000,000	(1)	Apidos CLO XXXII 2019-32A A1, 1.508%, (US0003M + 1.320%), 01/20/2033	20,017,980	0.2
11,400,000	(1)	Apidos CLO XXXIII 2020-33A A, 1.876%, (US0003M + 1.700%), 07/24/2031	11,404,560	0.1
10,000,000	(1)	Apidos CLO XXXV 2021-35A C, 1.849%, (US0003M + 1.650%), 04/20/2034	9,983,410	0.1
4,416,625	(1)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2I, 4.194%, 06/07/2049	4,546,538	0.0
2,034,625	(1)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/07/2049	2,157,693	0.0
2,676,814	(1)	Aqua Finance Trust 2019-A A, 3.140%, 07/16/2040	2,751,328	0.0
4,945,173	(1)	Aqua Finance Trust 2020-AA A, 1.900%, 07/17/2046	5,004,771	0.1
7,245,250	(1)	Arbys Funding LLC 2020-1A A2, 3.237%, 07/30/2050	7,610,611	0.1
10,000,000	(1)	ARES XLVI CLO Ltd. 2017-46A A2, 1.414%, (US0003M + 1.230%), 01/15/2030	9,969,360	0.1
3,890,000	(1)	Babson CLO Ltd. 2017-1A A2, 1.540%, (US0003M + 1.350%), 07/18/2029	3,889,265	0.0
6,361,000	(1)	Babson CLO Ltd. 2018-3A A2, 1.488%, (US0003M + 1.300%), 07/20/2029	6,360,981	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

9,600,000	(1)	Bardot CLO Ltd. 2019-2A A2, 1.834%, (US0003M + 1.650%), 10/22/2032	9,613,594	0.1
3,750,000	(1)	Barings Clo Ltd. 2019-4A C, 2.984%, (US0003M + 2.800%), 01/15/2033	3,759,765	0.0
4,250,000	(1)	Beechwood Park CLO Ltd. 2019-1A A1, 1.520%, (US0003M + 1.330%), 01/17/2033	4,258,776	0.0
6,500,000	(1)	Benefit Street Partners CLO IV Ltd. 2014-IVA BRRR, 2.338%, (US0003M + 2.150%), 01/20/2032	6,467,565	0.1
13,900,000	(1)	Benefit Street Partners CLO Ltd. 2021-23A A1, 1.293%, (US0003M + 1.080%), 04/25/2034	13,904,921	0.1
4,600,000	(1)	Benefit Street Partners CLO Ltd. 2021-23A C, 2.413%, (US0003M + 2.200%), 04/25/2034	4,601,504	0.0
15,250,000	(1)	Benefit Street Partners CLO VIII Ltd. 2015-8A A1BR, 1.388%, (US0003M + 1.200%), 01/20/2031	15,215,215	0.2
11,560,000	(1)	Benefit Street Partners CLO X Ltd. 2016-10A BRR, 2.338%, (US0003M + 2.150%), 04/20/2034	11,494,883	0.1
2,500,000	(1)	Benefit Street Partners Clo XII Ltd. 2017-12A A1, 1.434%, (US0003M + 1.250%), 10/15/2030	2,500,808	0.0
5,000,000	(1)	Benefit Street Partners CLO XIV Ltd. 2018-14A A2, 1.338%, (US0003M + 1.150%), 04/20/2031	4,966,650	0.1
17,350,000	(1)	Benefit Street Partners CLO XIX Ltd. 2019-19A A, 1.534%, (US0003M + 1.350%), 01/15/2033	17,369,328	0.2
5,350,000	(1)	BlueMountain CLO Ltd. 2021-28A C, 2.163%, (US0003M + 2.000%), 04/15/2034	5,324,357	0.1
6,500,000	(1)	Bojangles Issuer LLC 2020-3A A2, 3.832%, 10/20/2050	6,807,070	0.1
7,570,000	(1)	Broad River Bsl Funding Clo Ltd. 2020-1A AR, 1.248%, (US0003M + 1.170%), 07/20/2034	7,585,571	0.1
4,400,000	(1)	Broad River Bsl Funding Clo Ltd. 2020-1A CR, 2.078%, (US0003M + 2.000%), 07/20/2034	4,400,431	0.0
10,000,000	(1)	Carbone CLO Ltd. 2017-1A A1, 1.328%, (US0003M + 1.140%), 01/20/2031	10,003,570	0.1
689,945	(1)	Carlyle Global Market Strategies CLO 2014-2RA A1 Ltd., 1.206%, (US0003M + 1.050%), 05/15/2031	688,564	0.0
27,000,000	(1)	Carlyle Global Market Strategies CLO 2016-1 Ltd. 2016-1A A1R2, 1.300%, (US0003M + 1.140%), 04/20/2034	27,019,467	0.3
3,250,000	(1)	Carlyle Global Market Strategies CLO Ltd. 2014-1A A2R2, 1.320%, (US0003M + 1.130%), 04/17/2031	3,250,215	0.0
11,000,000	(1)	Carlyle US CLO 2017-3A BR Ltd., 2.188%, (US0003M + 2.000%), 07/20/2029	10,964,459	0.1
10,000,000	(1)	Cedar Funding IV CLO Ltd. 2014-4A CRR, 2.146%, (US0003M + 2.000%), 07/23/2034	10,000,000	0.1
21,700,000	(1)	Cedar Funding IV CLO Ltd.2014-4A ARR, 1.306%, (US0003M + 1.160%), 07/23/2034	21,743,704	0.2
3,530,000	(1)	Cedar Funding VIII Clo Ltd. 2017-8A A1, 1.440%, (US0003M + 1.250%), 10/17/2030	3,530,858	0.0
37,149		Chase Funding Trust Series 2003-5 2A2, 0.692%, (US0001M + 0.600%), 07/25/2033	35,987	0.0
2,150,000	(1)	CIFC Funding 2017-2A CR Ltd., 1.978%, (US0003M + 1.850%), 04/20/2030	2,150,056	0.0
3,000,000	(1)	CIFC Funding 2017-5A A1, 1.370%, (US0003M + 1.180%), 11/16/2030	3,000,822	0.0
8,750,000	(1)	CIFC Funding 2018-1A A Ltd., 1.190%, (US0003M + 1.000%), 04/18/2031	8,751,374	0.1
11,380,000	(1)	CIFC Funding 2019-6A A1 Ltd., 1.514%, (US0003M + 1.330%), 01/16/2033	11,391,403	0.1
3,000,000	(1)	CIFC Funding 2019-6A A2 Ltd., 1.934%, (US0003M + 1.750%), 01/16/2033	3,009,033	0.0
6,000,000	(1)	CIFC Funding 2020-3A A2 Ltd., 1.788%, (US0003M + 1.600%), 10/20/2031	6,008,166	0.1
7,300,000	(1)	CIFC Funding 2021-IA A1 Ltd., 1.246%, (US0003M + 1.110%), 04/25/2033	7,290,985	0.1
3,065,250	(1)	CLI Funding VI LLC 2020-1A A, 2.080%, 09/18/2045	3,096,022	0.0
9,668,809	(1)	CLI Funding VIII LLC 2021-1A A, 1.640%, 02/18/2046	9,607,944	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

7,425,000		Countrywide Asset-Backed Certificates 2005-AB2 M1, 0.797%, (US0001M + 0.705%), 09/25/2035	7,361,756	0.1
8,376,278		Credit-Based Asset Servicing & Securitization LLC 2006-CB8 A2C, 0.392%, (US0001M + 0.150%), 10/25/2036	7,733,478	0.1
4,666,875	(1)	DB Master Finance LLC 2019-1A A23, 4.352%, 05/20/2049	5,172,030	0.1
2,407,125	(1)	DB Master Finance LLC 2019-1A A2II, 4.021%, 05/20/2049	2,550,420	0.0
4,200,000	(1)	Deer Creek Clo Ltd. 2017-1A A, 1.368%, (US0003M + 1.180%), 10/20/2030	4,200,550	0.0
7,000,000	(1)	Dewolf Park Clo Ltd. 2017-1A A, 1.394%, (US0003M + 1.210%), 10/15/2030	6,999,986	0.1
2,583,750	(1)	Domino's Pizza Master Issuer LLC 2018-1A A211, 4.328%, 07/25/2048	2,822,074	0.0
8,196,250	(1)	Domino's Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	8,899,719	0.1
12,200,000	(1)	Domino's Pizza Master Issuer LLC 2021-1A A2II, 3.151%, 04/25/2051	12,827,057	0.1
5,718,375	(1)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	6,182,113	0.1
2,279,500	(1)	Driven Brands Funding, LLC 2018-1A A2, 4.739%, 04/20/2048	2,434,739	0.0
6,400,000	(1)	Dryden 49 Senior Loan Fund 2017-49A CR, 2.240%, (US0003M + 2.050%), 07/18/2030	6,401,626	0.1
11,400,000	(1)	Dryden 75 CLO Ltd. 2019-75A CR2, 2.002%, (US0003M + 1.800%), 04/15/2034	11,354,742	0.1
8,850,000	(1)	Dryden 78 CLO Ltd. 2020-78A A, 1.370%, (US0003M + 1.180%), 04/17/2033	8,859,248	0.1
5,565,000	(1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 1.356%, (US0003M + 1.200%), 08/15/2030	5,566,141	0.1
8,000,000	(1)	Eaton Vance Clo 2015-1A A2R Ltd., 1.438%, (US0003M + 1.250%), 01/20/2030	7,992,664	0.1
16,000,000	(1)	Elevation CLO 2014-2A A1R Ltd., 1.414%, (US0003M + 1.230%), 10/15/2029	16,000,496	0.2
13,000,000	(1)	Elmwood CLO IX Ltd. 2021-2A A, 1.276%, (US0003M + 1.130%), 07/20/2034	13,005,187	0.1
4,228,050	(1)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	4,423,842	0.0
11,150,000	(1)	Galaxy XXI CLO Ltd. 2015-21A AR, 1.208%, (US0003M + 1.020%), 04/20/2031	11,152,966	0.1
2,300,000	(1)	Gilbert Park CLO Ltd. 2017-1A A, 1.374%, (US0003M + 1.190%), 10/15/2030	2,300,023	0.0
7,000,000	(1)	Goldentree Loan Management US Clo 2 Ltd. 2017-2A A, 1.338%, (US0003M + 1.150%), 11/28/2030	7,000,959	0.1
3,785,474	(1)	Helios Issuer LLC 2021-A A4, 1.800%, 02/20/2048	3,769,050	0.0
4,534,184	(1)	Helios Issuer, LLC 2018-1A A, 4.870%, 07/20/2048	4,940,341	0.1
930,929	(1)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	980,913	0.0
896,445	(1)	HERO Funding Trust 2016-2A A, 3.750%, 09/20/2041	940,142	0.0
2,285,026	(1)	HERO Funding Trust 2016-4A A2, 4.290%, 09/20/2047	2,377,662	0.0
7,750,000	(1)	Jay Park CLO Ltd. 2016-1A BR, 2.188%, (US0003M + 2.000%), 10/20/2027	7,740,328	0.1
3,925,081	(1)	JG Wentworth XLII LLC 2018-2A A, 3.960%, 10/15/2075	4,413,154	0.0
2,818,547	(1)	JGWPT XXXIII LLC 2014-3A A, 3.500%, 06/15/2077	3,078,688	0.0
20,900,000	(1)	Kayne CLO 6 Ltd. 2019-6A A1, 1.568%, (US0003M + 1.380%), 01/20/2033	20,925,853	0.2
6,000,000	(1)	Kayne CLO 6 Ltd. 2019-6A A2, 2.038%, (US0003M + 1.850%), 01/20/2033	6,021,618	0.1
4,250,000	(1)	Kayne CLO 7 Ltd. 2020-7A A1, 1.390%, (US0003M + 1.200%), 04/17/2033	4,264,535	0.0
7,130,000	(1)	Kayne CLO I Ltd. 2018-1A CR, 1.934%, (US0003M + 1.750%), 07/15/2031	7,125,865	0.1
6,000,000	(1),(9)	KKR CLO 21 A Ltd., 1.184%, (US0003M + 1.000%), 04/15/2031	5,982,468	0.1
6,000,000	(1)	LCM 26A A2 Ltd., 1.438%, (US0003M + 1.250%), 01/20/2031	5,999,982	0.1
11,237,000	(1)	LCM XIV L.P. 14A AR, 1.228%, (US0003M + 1.040%), 07/20/2031	11,241,742	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

5,000,000	(1)	LCM XVIII L.P. 18A A2R, 1.408%, (US0003M + 1.220%), 04/20/2031	4,988,715	0.1
11,900,000	(1)	LCM XXIV Ltd. 24A CR, 2.088%, (US0003M + 1.900%), 03/20/2030	11,863,062	0.1
7,888,370	(1)	Loanpal Solar Loan 2020-2GF A Ltd., 2.750%, 07/20/2047	8,219,787	0.1
6,911,998	(1)	Loanpal Solar Loan 2021-1 1GS A Ltd., 2.290%, 01/20/2048	7,032,465	0.1
10,657,154	(1)	Loanpal Solar Loan 2021-2GS A Ltd., 2.220%, 03/20/2048	10,776,022	0.1
6,150,000	(1)	Madison Park Funding XLVIII Ltd. 2021-48A C, 2.142%, (US0003M + 2.000%), 04/19/2033	6,134,570	0.1
3,600,000	(1)	Madison Park Funding XXI Ltd. 2016-21A BR, 3.034%, (US0003M + 2.850%), 10/15/2032	3,603,798	0.0
1,400,000	(1)	Madison Park Funding XXVII Ltd. 2018-27A B, 1.988%, (US0003M + 1.800%), 04/20/2030	1,391,950	0.0
13,050,000	(1)	Magnetite CLO Ltd. 2020-26A A, 1.934%, (US0003M + 1.750%), 07/15/2030	13,058,939	0.1
8,800,000	(1)	Magnetite XXVII Ltd. 2020-27A A1, 1.738%, (US0003M + 1.550%), 07/20/2033	8,802,367	0.1
3,488,000	(1)	Marlette Funding Trust 2018-4A C, 4.910%, 12/15/2028	3,539,469	0.0
500,000	(1)	Marlette Funding Trust 2019-2 A2A, 3.530%, 07/16/2029	506,996	0.0
4,200,000	(1)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	4,296,317	0.0
951,031	(1)	Mill City Solar Loan 2019-1A A Ltd., 4.340%, 03/20/2043	1,035,257	0.0
4,793,821	(1)	Mill City Solar Loan 2019-2GS A Ltd., 3.690%, 07/20/2043	5,094,721	0.1
1,100,000	(1),(3)	Mill City Mortgage Loan Trust 2017-1 M2, 3.250%, 11/25/2058	1,161,365	0.0
3,200,000	(1),(3)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	3,374,864	0.0
2,482,000	(1),(3)	Mill City Mortgage Trust 2015-2 B2, 3.646%, 09/25/2057	2,677,874	0.0
3,714,125	(1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	4,010,469	0.0
6,070,122	(1)	Mosaic Solar Loan Trust 2018-2-GS A, 4.200%, 02/22/2044	6,615,610	0.1
1,550,992	(1)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	1,652,738	0.0
4,151,571	(1)	Mosaic Solar Loan Trust 2019-2A A, 2.880%, 09/20/2040	4,367,961	0.0
5,884,472	(1)	Mosaic Solar Loan Trust 2020-1A B, 3.100%, 04/20/2046	6,177,225	0.1
11,837,981	(1)	Mosaic Solar Loan Trust 2020-2A A, 1.440%, 08/20/2046	11,669,008	0.1
5,041,734	(1)	Mosaic Solar Loan Trust 2021-1A B, 2.050%, 12/20/2046	5,056,497	0.1
2,266,846	(1)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	2,411,816	0.0
3,250,000	(1)	Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A C, 2.634%, (US0003M + 2.450%), 10/16/2032	3,253,929	0.0
12,250,000	(1)	Neuberger Berman Loan Advisers CLO 35 Ltd. 2019-35A A1, 1.530%, (US0003M + 1.340%), 01/19/2033	12,268,571	0.1
2,200,000	(1)	Newark BSL CLO 1 Ltd. 2016-1A A1R, 1.281%, (US0003M + 1.100%), 12/21/2029	2,200,334	0.0
14,050,000	(1)	Newark BSL CLO 2 Ltd. 2017-1A BR, 1.926%, (US0003M + 1.750%), 07/25/2030	13,999,223	0.1
5,750,000	(1)	Oak Hill Credit Partners 2021-8A C, 2.088%, (US0003M + 1.900%), 01/18/2034	5,740,789	0.1
22,190,000	(1)	Oaktree CLO 2020-1A AR Ltd., 1.495%, (US0003M + 1.150%), 07/15/2034	22,235,645	0.2
19,800,000	(1)	Oaktree CLO Ltd. 2021-1A A1, 1.306%, (US0003M + 1.160%), 07/15/2034	19,839,877	0.2
5,000,000	(1)	OCP CLO 2017-13A A1A Ltd., 1.444%, (US0003M + 1.260%), 07/15/2030	5,000,995	0.1
12,050,000	(1)	OCP CLO 2020-19 A A1 Ltd., 1.938%, (US0003M + 1.750%), 07/20/2031	12,054,374	0.1
14,950,000	(1)	Octagon Investment Partners 30 Ltd. 2017-1A BR, 2.138%, (US0003M + 1.950%), 03/17/2030	14,889,333	0.1
3,500,000	(1)	Octagon Investment Partners 32 Ltd. 2017-1A CR, 2.234%, (US0003M + 2.050%), 07/15/2029	3,500,056	0.0
2,300,000	(1)	Octagon Investment Partners 48 Ltd. 2020-3A A, 1.688%, (US0003M + 1.500%), 10/20/2031	2,302,275	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

25,350,000	(1)	Octagon Investment Partners XIV Ltd. 2012-1A BRR, 2.284%, (US0003M + 2.100%), 07/15/2029	25,270,350	0.3
4,060,000	(1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 1.540%, (US0003M + 1.350%), 07/19/2030	4,057,418	0.0
6,000,000	(1)	Octagon Investment Partners XXI Ltd. 2014-1A BR3, 1.904%, (US0003M + 1.750%), 02/14/2031	5,967,852	0.1
21,243,110	(1)	Octagon Loan Funding Ltd. 2014-1A ARR, 1.335%, (US0003M + 1.180%), 11/18/2031	21,246,806	0.2
6,700,000	(1)	OHA Credit Funding 9 Ltd. 2021-9A C, 2.046%, (US0003M + 1.900%), 07/19/2035	6,706,693	0.1
10,700,000	(1)	OHA Credit Partners VII Ltd. 2012-7A CR3, 1.955%, (US0003M + 1.800%), 02/20/2034	10,665,439	0.1
17,700,000	(1)	OHA Loan Funding 2015-1A A1R2 Ltd., 1.496%, (US0003M + 1.340%), 11/15/2032	17,735,807	0.2
4,900,000	(1)	Pagaya AI Debt Selection Trust 2021-HG1 A, 1.220%, 01/16/2029	4,903,514	0.1
3,550,000	(1)	Palmer Square CLO 2014-1A A1R2 Ltd., 1.320%, (US0003M + 1.130%), 01/17/2031	3,551,019	0.0
6,600,000	(1)	Palmer Square CLO 2015-2A A1R2 Ltd., 1.288%, (US0003M + 1.100%), 07/20/2030	6,592,885	0.1
10,000,000	(1)	Palmer Square CLO 2018-1A A1 Ltd., 1.220%, (US0003M + 1.030%), 04/18/2031	9,971,040	0.1
5,800,000	(1)	Palmer Square CLO 2021-1A B Ltd., 1.894%, (US0003M + 1.700%), 04/20/2034	5,795,215	0.1
25,000,000	(1)	Palmer Square CLO Ltd. 2021-2A A, 1.256%, (US0003M + 1.150%), 07/15/2034	25,025,400	0.2
429,376	(3)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.635%, 01/25/2036	434,144	0.0
4,974,250	(1)	Primose Funding LLC 2019-1A A2, 4.475%, 07/30/2049	5,176,983	0.1
14,500,000	(1)	Riserva Clo Ltd. 2016-3A ARR, 1.250%, (US0003M + 1.060%), 01/18/2034	14,498,507	0.1
9,150,000	(1)	Rockland Park CLO Ltd. 2021-1A C, 2.046%, (US0003M + 1.900%), 04/20/2034	9,153,203	0.1
1,032,922	(1),(3)	Sofi Consumer Loan Program 2016-4 C LLC, 5.920%, 11/25/2025	1,036,063	0.0
3,064,186	(1)	SoFi Consumer Loan Program 2017-3 B, 3.850%, 05/25/2026	3,094,681	0.0
1,167,447	(1)	Sofi Consumer Loan Program 2017-6 B LLC, 3.520%, 11/25/2026	1,180,010	0.0
7,000,000	(1)	Sofi Consumer Loan Program 2018-1 C Trust, 3.970%, 02/25/2027	7,159,244	0.1
3,875,163	(1)	Sofi Consumer Loan Program 2018-2 B Trust, 3.790%, 04/26/2027	3,918,257	0.0
3,700,000	(1)	Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	3,813,916	0.0
9,950,000	(1)	Sofi Consumer Loan Program 2018-3 C Trust, 4.670%, 08/25/2027	10,315,555	0.1
798,917	(1)	SoFi Consumer Loan Program 2018-4 B Trust, 3.960%, 11/26/2027	801,779	0.0
2,000,000	(1)	SoFi Consumer Loan Program 2019-2 C Trust, 3.460%, 04/25/2028	2,050,368	0.0
2,000,000	(1)	SoFi Consumer Loan Program 2019-2 D Trust, 4.200%, 04/25/2028	2,071,820	0.0
4,100,000	(1)	SoFi Consumer Loan Program 2019-4 C Trust, 2.840%, 08/25/2028	4,208,854	0.0
1,300,000	(1)	SoFi Consumer Loan Program 2019-4 D Trust, 3.480%, 08/25/2028	1,330,074	0.0
340,959	(1)	Sonic Capital LLC 2018-1A A2, 4.026%, 02/20/2048	350,646	0.0
7,220,917	(1)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	7,654,430	0.1
20,950,000	(1)	Sound Point Clo XVI Ltd. 2017-2A CR, 2.376%, (US0003M + 2.200%), 07/25/2030	20,949,078	0.2
17,500,000	(1)	Sound Point CLO XXIII 2019-2A AR, 1.318%, (US0003M + 1.170%), 07/15/2034	17,535,700	0.2
9,950,000	(1)	Sound Point CLO XXIX Ltd. 2021-1A C1, 2.440%, (US0003M + 2.300%), 04/25/2034	9,955,104	0.1
22,060,000	(1)	Sound Point CLO XXV Ltd. 2019-4A A1A, 1.584%, (US0003M + 1.400%), 01/15/2033	22,082,104	0.2
7,880,744	(1)	Sunnova Sol II Issuer LLC 2020-2A A, 2.730%, 11/01/2055	8,087,883	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

10,150,000	(1)	Sunnova Sol III Issuer LLC 2021-1 A, 2.580%, 04/28/2056	10,155,947	0.1
4,718,964	(1)	Sunrun Athena Issuer 2018-1 A LLC, 5.310%, 04/30/2049	5,281,748	0.1
4,285,116	(1)	Sunrun Xanadu Issuer 2019-1A A LLC, 3.980%, 06/30/2054	4,616,612	0.0
8,450,000	(1)	Symphony CLO XXVI Ltd. 2021-26A CR, 2.109%, (US0003M + 2.000%), 04/20/2033	8,412,347	0.1
5,996,250	(1)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	6,786,173	0.1
13,150,000	(1)	TCW CLO 2021-1A C Ltd., 2.009%, (US0003M + 1.900%), 03/18/2034	13,128,618	0.1
7,200,000	(1)	TES LLC 2017-1A B, 7.740%, 10/20/2047	7,133,678	0.1
5,986,000	(1)	Textainer Marine Containers VII Ltd. 2021-1A A, 1.680%, 02/20/2046	5,936,775	0.1
6,788,938	(1)	THL Credit Wind River 2013-2A AR CLO Ltd., 1.420%, (US0003M + 1.230%), 10/18/2030	6,790,180	0.1
12,250,000	(1)	THL Credit Wind River 2016-2A A1R CLO Ltd., 1.366%, (US0003M + 1.190%), 11/01/2031	12,249,963	0.1
12,900,000	(1)	THL Credit Wind River 2019-1A AR CLO Ltd., 1.306%, (US0003M + 1.160%), 07/20/2034	12,901,355	0.1
7,500,000	(1)	Tiaa Clo III Ltd. 2017-2A A, 1.334%, (US0003M + 1.150%), 01/16/2031	7,460,655	0.1
1,400,000	(1),(3)	Towd Point Mortgage Trust 2015-2 1B1, 3.434%, 11/25/2060	1,480,419	0.0
2,640,000	(1),(3)	Towd Point Mortgage Trust 2015-2 2B2, 4.060%, 11/25/2057	2,906,258	0.0
4,346,000	(1),(3)	Towd Point Mortgage Trust 2016-2 M1, 3.000%, 08/25/2055	4,583,701	0.0
3,200,000	(1),(3)	Towd Point Mortgage Trust 2017-1 M1, 3.750%, 10/25/2056	3,391,340	0.0
2,200,000	(1),(3)	Towd Point Mortgage Trust 2017-3 M1, 3.500%, 07/25/2057	2,326,668	0.0
3,000,000	(1)	Trafigura Securitisation Finance PLC 2018-1A B, 4.290%, 03/15/2022	3,015,308	0.0
12,283,313	(1)	Triton Container Finance VIII LLC 2021-1A A, 1.860%, 03/20/2046	12,239,815	0.1
7,250,000	(1)	Venture XX CLO Ltd. 2015-20A CR, 2.084%, (US0003M + 1.900%), 04/15/2027	7,251,225	0.1
12,000,000	(1)	Venture XXVIII CLO Ltd. 2017-28A A2, 1.298%, (US0003M + 1.110%), 07/20/2030	11,984,064	0.1
14,900,000	(1)	Wellman Park CLO Ltd. 2021-1A A, 1.246%, (US0003M + 1.100%), 07/15/2034	14,899,970	0.1
3,560,850	(1)	Wendy's Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	3,803,618	0.0
8,600,000	(1)	Wendy's Funding LLC 2021-1A A2II, 2.775%, 06/15/2051	8,715,613	0.1
10,000,000	(1)	Wind River 2021-1A C CLO Ltd., 2.144%, (US0003M + 1.950%), 04/20/2034	9,926,550	0.1
15,850,000	(1)	ZAXBY'S FUNDING LLC 2021-1A A2, 3.238%, 07/30/2051	16,047,805	0.2
			1,444,913,032	14.0

		Student Loan Asset-Backed Securities: 1.6%
454,154	(1)	Commonbond Student Loan Trust 2016-B, 4.000%, 10/25/2040	463,616	0.0
1,291,835	(1)	Commonbond Student Loan Trust 2017-BGS B, 3.260%, 09/25/2042	1,322,573	0.0
1,889,716	(1)	Commonbond Student Loan Trust 2018-AGS A1, 3.210%, 02/25/2044	1,963,251	0.0
119,498	(1)	Commonbond Student Loan Trust 2018-A-GS C, 3.820%, 02/25/2044	121,031	0.0
3,863,051	(1)	Commonbond Student Loan Trust 2018-CGS A2, 0.892%, (US0001M + 0.800%), 02/25/2046	3,840,416	0.0
6,122,496	(1)	Commonbond Student Loan Trust 2020-AGS A, 1.980%, 08/25/2050	6,214,701	0.1
269,372	(1),(3)	Earnest Student Loan Program, LLC 2016-B B, 4.810%, 09/25/2036	269,410	0.0
143,771	(1)	Earnest Student Loan Program, LLC 2016-C B, 4.460%, 01/26/2037	143,771	0.0
452,715	(1)	Laurel Road Prime Student Loan Trust 2017-B A4, 3.020%, 08/25/2042	460,639	0.0
10,400,000	(1)	Laurel Road Prime Student Loan Trust 2020-A AFX, 1.400%, 11/25/2050	10,390,090	0.1
6,450,111	(1)	Navient Private Education Refi Loan Trust 2019-A A2A, 3.420%, 01/15/2043	6,615,917	0.1
5,392,631	(1)	Navient Private Education Refi Loan Trust 2020-DA A, 1.690%, 05/15/2069	5,449,495	0.1
6,285,626	(1)	Navient Private Education Refi Loan Trust 2020-FA A, 1.220%, 07/15/2069	6,327,402	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

6,454,745	(1)	Navient Private Education Refi Loan Trust 2020-GA A, 1.170%, 09/16/2069	6,484,799	0.1
2,700,000	(1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	2,612,428	0.0
1,450,000	(1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,507,291	0.0
22,200,000	(1)	SMB Private Education Loan Trust 2020-PTA A2A, 1.600%, 09/15/2054	22,446,322	0.2
4,100,000	(1),(3)	SoFi Professional Loan Program 2016-E C, 4.430%, 10/25/2041	4,258,173	0.0
3,000,000	(1),(3)	SoFi Professional Loan Program 2017-C B, 3.560%, 07/25/2040	3,105,494	0.0
3,900,000	(1)	SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	4,072,334	0.0
3,250,000	(1)	Sofi Professional Loan Program 2018-A B LLC, 3.610%, 02/25/2042	3,394,075	0.0
8,000,000	(1)	Sofi Professional Loan Program 2018-B BFX Trust, 3.830%, 08/25/2047	8,343,727	0.1
9,725,527	(1)	Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	10,037,701	0.1
5,800,000	(1)	Sofi Professional Loan Program 2018-C BFX Trust, 4.130%, 01/25/2048	6,147,281	0.1
4,554,945	(1)	Sofi Professional Loan Program 2018-D A2FX Trust, 3.600%, 02/25/2048	4,679,032	0.0
6,000,000	(1)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	6,273,265	0.1
3,000,000	(1)	Sofi Professional Loan Program 2019-B BFX LLC, 3.730%, 08/17/2048	3,118,264	0.0
19,943,683	(1)	Sofi Professional Loan Program 2019-C A2FX LLC, 2.370%, 11/16/2048	20,369,640	0.2
15,274,195	(1)	SoFi Professional Loan Program 2020-C AFX Trust, 1.950%, 02/15/2046	15,507,191	0.2
			165,939,329	1.6

	Total Asset-Backed Securities
	(Cost $1,716,946,962)		1,738,118,927	16.8

COMMERCIAL MORTGAGE-BACKED SECURITIES: 7.1%
6,240,000	(1)	ACRE Commercial Mortgage 2021-FL4 C Ltd., 1.833%, (US0001M + 1.750%), 12/18/2037	6,208,015	0.1
5,000,000	(1)	Alen 2021-ACEN C Mortgage Trust, 2.323%, (US0001M + 2.250%), 04/15/2034	5,014,098	0.1
5,310,000	(1),(10)	BAMLL Re-REMIC Trust 2015-FRR11 CK25, 0.000%, 09/27/2045	5,086,101	0.1
34,820,411	(3),(5)	BANK 2017-BNK4 XA, 1.551%, 05/15/2050	2,030,361	0.0
167,655,000	(3),(5)	BANK 2017-BNK8 XB, 0.221%, 11/15/2050	1,830,709	0.0
201,754,058	(3),(5)	BANK 2018-BNK14 XA, 0.662%, 09/15/2060	5,788,364	0.1
19,110,000	(1),(3),(5)	BANK 2018-BNK14 XD, 1.755%, 09/15/2060	1,982,598	0.0
24,508,522	(3),(5)	BANK 2019-BNK16 XA, 1.119%, 02/15/2052	1,461,713	0.0
5,210,000	(1)	BANK 2019-BNK18 D, 3.000%, 05/15/2062	4,897,868	0.1
100,108,061	(3),(5)	BANK 2019-BNK19 XA, 1.092%, 08/15/2061	6,687,569	0.1
6,265,523	(3),(5)	BANK 2020-BNK30 XA, 1.443%, 12/15/2053	606,510	0.0
92,840,000	(1),(3),(5)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	2,266,159	0.0
3,670,000	(1)	BBCMS 2020-BID D Mortgage Trust, 4.703%, (US0001M + 4.630%), 10/15/2037	3,726,482	0.0
8,200,000	(1)	BBCMS Trust 2021-AGW E, 3.223%, (US0001M + 3.150%), 06/15/2036	8,234,327	0.1
20,470,000	(3),(5)	BBCMS Trust 2021-C10 XA, 1.434%, 07/15/2054	2,061,698	0.0
3,228,254	(1)	BCRR 2016-FRR3 E Trust, 18.439%, (US0001M + 18.348%), 05/26/2026	3,030,259	0.0
2,620,000	(1),(3)	Benchmark 2018-B3 D Mortgage Trust, 3.207%, 04/10/2051	2,460,783	0.0
54,253,898	(3),(5)	Benchmark 2019-B12 XA Mortgage Trust, 1.202%, 08/15/2052	3,385,351	0.0
7,470,000	(1)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	7,011,457	0.1
36,459,681	(3),(5)	Benchmark 2019-B9 XA Mortgage Trust, 1.208%, 03/15/2052	2,471,365	0.0
92,651,556	(3),(5)	Benchmark 2020-B17 XA Mortgage Trust, 1.541%, 03/15/2053	8,121,956	0.1
8,640,000	(1)	Benchmark 2020-B18 AGNE Mortgage Trust, 3.759%, 07/15/2053	8,866,688	0.1
1,000,000	(1)	Benchmark 2020-B18 AGNF Mortgage Trust, 4.139%, 07/15/2053	1,017,115	0.0
110,494,206	(3),(5)	Benchmark 2020-B19 XA Mortgage Trust, 1.891%, 09/15/2053	12,068,332	0.1
60,313,803	(3),(5)	Benchmark 2020-B20 XA Mortgage Trust, 1.740%, 10/15/2053	6,589,440	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

47,641,231	(3),(5)	Benchmark 2020-B21 xa Mortgage Trust, 1.570%, 12/17/2053	5,168,311	0.1
10,000,000	(1),(3)	Benchmark 2021-B25 E Mortgage Trust, 2.000%, 04/15/2054	8,122,222	0.1
11,041,000	(1),(10)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	8,376,290	0.1
8,000,000	(1),(3)	BMD2 Re-Remic Trust 2019-FRR1 5B13, 2.210%, 05/25/2052	7,081,474	0.1
5,414,000	(1),(3)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.525%, 05/25/2052	4,947,299	0.1
12,092,282	(1)	BX Commercial Mortgage Trust 2020-BXLP F, 2.073%, (US0001M + 2.000%), 12/15/2036	12,112,398	0.1
6,280,000	(1)	BX Commercial Mortgage Trust 2020-VKNG E, 2.173%, (US0001M + 2.100%), 10/15/2037	6,306,018	0.1
4,000,000	(1)	BX Commercial Mortgage Trust 2021-IRON E, 2.423%, (US0001M + 2.350%), 02/15/2038	4,027,910	0.0
6,000,000	(1)	BX Trust 2019-OC11 A, 3.202%, 12/09/2041	6,480,320	0.1
6,300,000	(1),(3)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	6,598,257	0.1
15,000,000	(1)	BX Trust 2021-SOAR E, 2.450%, (US0001M + 2.350%), 06/15/2038	15,058,371	0.2
3,340,000	(3)	CCUBS Commercial Mortgage Trust 2017-C1 C, 4.538%, 11/15/2050	3,652,247	0.0
92,924,185	(3),(5)	CCUBS Commercial Mortgage Trust 2017-C1 XA, 1.150%, 11/15/2050	4,103,662	0.0
22,537,963	(3),(5)	CD 2016-CD1 Mortgage Trust XA, 1.527%, 08/10/2049	1,295,584	0.0
45,113,000	(1),(3),(5)	CD 2016-CD1 Mortgage Trust XB, 0.843%, 08/10/2049	1,519,789	0.0
33,222,046	(3),(5)	CD 2017-CD4 Mortgage Trust XA, 1.439%, 05/10/2050	1,776,625	0.0
7,745,000	(1),(3)	Citigroup Commercial Mortgage Trust 2016-C2 E, 4.582%, 08/10/2049	6,029,832	0.1
37,493,265	(3),(5)	Citigroup Commercial Mortgage Trust 2016-P4 XA, 2.108%, 07/10/2049	2,680,457	0.0
79,100,200	(3),(5)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.231%, 10/12/2050	3,847,980	0.0
39,780,012	(3),(5)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 1.040%, 09/15/2050	1,855,296	0.0
78,262,094	(3),(5)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.693%, 06/10/2051	3,033,595	0.0
7,480,000		Citigroup Commercial Mortgage Trust 2019-GC43 A4, 3.038%, 11/10/2052	8,105,817	0.1
5,000,000	(1),(3)	Citigroup Commercial Mortgage Trust 2020-420K E, 3.422%, 11/10/2042	4,802,029	0.1
27,362,844	(3),(5)	COMM 2012-CR2 XA, 1.776%, 08/15/2045	265,094	0.0
30,443,840	(3),(5)	COMM 2012-CR4 XA, 1.841%, 10/15/2045	501,532	0.0
27,260,000	(1),(3),(5)	COMM 2012-CR4 XB, 0.769%, 10/15/2045	219,732	0.0
43,942,880	(1),(3),(5)	COMM 2012-LC4 XA, 2.278%, 12/10/2044	394,198	0.0
4,640,000	(1),(3)	COMM 2013-CR10 E Mortgage Trust, 5.064%, 08/10/2046	4,579,694	0.0
9,645,000	(1),(3)	COMM 2013-CR10 F Mortgage Trust, 5.064%, 08/10/2046	8,752,861	0.1
108,019,016	(1),(3),(5)	COMM 2015-PC1 XA, 0.613%, 07/10/2050	1,449,561	0.0
920,000	(3)	COMM 2016-COR1 C, 4.510%, 10/10/2049	996,509	0.0
63,492,325	(3),(5)	COMM 2016-CR28 XA, 0.781%, 02/10/2049	1,602,521	0.0
35,760,888	(3),(5)	COMM 2017-COR2 XA, 1.309%, 09/10/2050	2,142,660	0.0
2,000,000	(1),(3)	COMM 2019-GC44 180B Mortgage Trust, 3.513%, 08/15/2057	1,954,985	0.0
8,261,000	(1),(3)	COMM 2020-CBM F Mortgage Trust, 3.754%, 02/10/2037	7,786,030	0.1
4,100,000	(1),(3)	Credit Suisse Mortgage Capital Certificates 2020-NET C, 3.526%, 08/15/2037	4,339,638	0.0
5,421,000	(3)	CSAIL 2015-C2 C Commercial Mortgage Trust, 4.327%, 06/15/2057	5,079,599	0.1
4,340,000	(1),(3)	CSAIL 2017-CX10 D Commercial Mortgage Trust, 4.246%, 11/15/2050	4,028,119	0.0
19,066,000	(3)	CSAIL 2018-CX11 A5 Commercial Mortgage Trust, 4.033%, 04/15/2051	21,557,823	0.2
5,848,000	(1)	CSWF 2018-TOP E, 2.323%, (US0001M + 2.250%), 08/15/2035	5,850,529	0.1
5,528,000	(1)	CSWF 2018-TOP F, 2.823%, (US0001M + 2.750%), 08/15/2035	5,536,768	0.1
3,900,000	(1)	CSWF 2021-SOP2 D, 2.390%, (US0001M + 2.317%), 06/15/2034	3,898,828	0.0
10,000,000	(1)	CSWF 2021-SOP2 E, 3.440%, (US0001M + 3.367%), 06/15/2034	10,013,998	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

11,745,247	(1)	DBUBS 2011-LC2A F Mortgage Trust, 3.742%, (US0001M + 3.650%), 07/10/2044	9,513,650	0.1
4,460,000	(1),(3)	DBJPM 16-C3 Mortgage Trust, 3.631%, 08/10/2049	3,802,855	0.0
7,000,000	(1)	DOLP Trust 2021-NYC A, 2.956%, 05/10/2041	7,484,453	0.1
4,500,000	(1),(3)	Fontainebleau Miami Beach Trust 2019-FBLU F, 4.095%, 12/10/2036	4,583,413	0.0
15,871,328		Freddie Mac Multifamily 2021-ML08-X-US Certificates Sustainability Bonds, 1.846%, 07/25/2037	3,025,732	0.0
42,047,111	(3),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K020 X3, 1.937%, 05/25/2040	671,883	0.0
31,879,545	(3),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K029 X3, 1.647%, 05/25/2041	903,237	0.0
9,782,699	(3),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K106 X1, 1.477%, 01/25/2030	992,440	0.0
23,397,326	(3),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K107 X1, 1.810%, 03/25/2030	3,009,963	0.0
68,831,383	(3),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K109 X1, 1.699%, 04/25/2030	8,244,534	0.1
110,864,919	(3),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K118 X1, 1.054%, 09/25/2030	8,505,268	0.1
101,463,448	(3),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K119 X1, 1.027%, 09/25/2030	7,540,571	0.1
41,078,753	(3),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K123 X1, 0.866%, 12/25/2030	2,580,764	0.0
13,369,154	(3),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K-1516 X1, 1.631%, 05/25/2035	2,232,256	0.0
223,355,545	(3),(5)	Freddie Mac Multifamily Structured Pass Through Certificates KHG2 X, 0.406%, 02/25/2030	4,968,298	0.1
29,596,275	(3),(5)	Freddie Mac Multifamily Structured Pass Through Certificates KLU3 X1, 2.080%, 01/25/2031	4,098,838	0.0
78,196,016	(3),(5)	Freddie Mac Multifamily Structured Pass Through CertificatesK151 X1, 0.540%, 04/25/2030	2,154,597	0.0
13,885,061	(1)	FREMF 2018-KBF2 C Mortgage Trust, 4.586%, (US0001M + 4.500%), 10/25/2025	13,915,320	0.1
6,000,000	(1)	FREMF 2019-KBF3 C Mortgage Trust, 4.836%, (US0001M + 4.750%), 01/25/2029	6,061,901	0.1
179,437,470	(1),(5)	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/2044	20,348	0.0
5,000,000	(1),(3)	FRR Re-REMIC Trust 2018-C1 B725, 3.012%, 02/27/2050	5,030,262	0.1
5,000,000	(1),(3),(6)	FRR Re-REMIC Trust 2018-C1 C725, 0.000%, 02/27/2050	4,557,017	0.0
12,584,000	(1),(6)	GAM Re-REMIC Trust 2021-FRR1 1B, 4.270%, 07/28/2027	9,710,670	0.1
15,763,000	(1),(6)	GAM Re-REMIC Trust 2021-FRR1 2B, 4.320%, 12/29/2027	11,910,195	0.1
5,500,000	(1)	GCT Commercial Mortgage Trust 2021-GCT D, 2.423%, (US0001M + 2.350%), 02/15/2038	5,508,551	0.1
4,400,000	(1)	GS Mortgage Securities Corp. II 2018-RIVR F, 2.173%, (US0001M + 2.100%), 07/15/2035	4,078,023	0.0
6,140,000	(1)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	3,380,448	0.0
44,974,998	(3),(5)	GS Mortgage Securities Trust 2013-GC16 XA, 1.193%, 11/10/2046	894,085	0.0
55,768,523	(3),(5)	GS Mortgage Securities Trust 2014-GC22 XA, 1.105%, 06/10/2047	1,159,483	0.0
6,612,581		GS Mortgage Securities Trust 2014-GC24 A4, 3.666%, 09/10/2047	7,022,973	0.1
60,039,805	(3),(5)	GS Mortgage Securities Trust 2016-GS4 XA, 0.621%, 11/10/2049	1,431,919	0.0
69,435,306	(3),(5)	GS Mortgage Securities Trust 2017-GS6 XA, 1.176%, 05/10/2050	3,685,196	0.0
6,310,000		GS Mortgage Securities Trust 2019-GC38 A4, 3.968%, 02/10/2052	7,217,004	0.1
78,088,384	(3),(5)	GS Mortgage Securities Trust 2019-GC38 XA, 1.120%, 02/10/2052	4,884,296	0.1
13,220,000	(1),(3)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.668%, 07/10/2052	13,485,496	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

10,120,000	(1),(3)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.668%, 07/10/2052	10,118,937	0.1
11,820,000		GS Mortgage Securities Trust 2019-GSA1 A4, 3.048%, 11/10/2052	12,802,292	0.1
8,938,202	(3),(5)	JPMBB Commercial Mortgage Securities Trust 2014-C19 XA, 0.834%, 04/15/2047	125,859	0.0
1,246,053	(3),(5)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.106%, 10/15/2048	35,206	0.0
930,000	(1)	JP Morgan Chase Commercial Mortgage Securities Corp. 2021-MHC E, 2.523%, (US0001M + 2.450%), 04/15/2038	934,631	0.0
2,400,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 E, 5.713%, 07/15/2046	2,406,879	0.0
4,500,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	4,466,002	0.0
47,790,812	(3),(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.543%, 06/15/2045	186,465	0.0
5,550,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 E, 3.986%, 01/15/2046	5,482,084	0.1
7,345,454	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16 E, 3.744%, 12/15/2046	6,961,728	0.1
16,556,586	(1)	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 A4A2, 3.538%, 07/15/2047	17,080,718	0.2
5,000,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 D, 4.723%, 07/15/2047	4,524,019	0.0
87,363,913	(3),(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.810%, 12/15/2049	2,146,269	0.0
10,720,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.990%, 12/05/2038	10,545,519	0.1
6,363,797	(1),(3)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.369%, 11/15/2045	6,572,135	0.1
7,840,000	(1),(3)	JPMBB Commercial Mortgage Securities Trust 2013-C17 D, 5.048%, 01/15/2047	7,891,794	0.1
6,470,000	(1),(3)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	5,130,300	0.1
2,000,000	(1)	KNDL 2019-KNSQ F Mortgage Trust, 2.073%, (US0001M + 2.000%), 05/15/2036	1,935,942	0.0
2,183,956	(1),(3),(5)	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.629%, 11/15/2038	7,067	0.0
1,500,000	(1)	Life 2021-BMR F Mortgage Trust, 2.423%, (US0001M + 2.350%), 03/15/2038	1,508,444	0.0
7,160,000	(1),(3)	LSTAR Commercial Mortgage Trust 2015-3 D, 3.367%, 04/20/2048	7,071,122	0.1
45,956,901	(1),(3),(5)	LSTAR Commercial Mortgage Trust 2017-5 X, 1.139%, 03/10/2050	1,263,139	0.0
6,472,490	(1)	MBRT 2019-MBR H1, 4.073%, (US0001M + 4.000%), 11/15/2036	6,462,247	0.1
3,400,000	(1)	Merit 2020-Hill E, 3.173%, (US0001M + 3.100%), 08/15/2037	3,428,859	0.0
8,541,000	(1)	MF1 Multifamily Housing Mortgage Loan Trust 2021-FL5 D, 2.625%, (US0001M + 2.500%), 07/15/2036	8,543,692	0.1
4,340,000	(1),(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 D, 5.061%, 11/15/2046	4,105,817	0.0
70,453,095	(3),(5)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 1.129%, 12/15/2047	1,941,074	0.0
3,470,000	(1),(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 D, 5.063%, 04/15/2047	3,610,358	0.0
2,330,000	(1)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 D, 3.389%, 10/15/2047	2,116,569	0.0
14,914,000	(1)	Morgan Stanley Capital I Trust 2011-C1 J, 4.193%, 09/15/2047	8,202,700	0.1
7,455,000		Morgan Stanley Capital I Trust 2019-H6 A4, 3.417%, 06/15/2052	8,243,569	0.1
4,670,000		Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	4,179,801	0.0
46,241,369	(3),(5)	Morgan Stanley Capital I, Inc. 2017-HR2 XA, 0.924%, 12/15/2050	1,947,229	0.0
6,130,000	(1)	MRCD 2019-PARK E Mortgage Trust, 2.718%, 12/15/2036	6,116,759	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

11,680,000	(1)	One Bryant Park Trust 2019-OBP A, 2.516%, 09/15/2054	12,124,793	0.1
2,210,000	(1)	Prima Capital CRE Securitization 2019-RK1 CD Ltd., 3.500%, 04/15/2038	2,208,198	0.0
110,000	(1)	Prima Capital CRE Securitization 2019-RK1 DD Ltd., 3.500%, 04/15/2038	109,184	0.0
7,680,000		UBS Commercial Mortgage Trust 2019-C17 A4, 2.921%, 10/15/2052	8,182,171	0.1
5,280,000	(1),(3)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.616%, 12/10/2045	3,903,400	0.0
9,020,000	(1),(3)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.616%, 12/10/2045	5,204,584	0.1
2,000,000	(1)	Wells Fargo Commercial Mortgage Trust 2021-C59 C, 2.500%, 04/15/2054	1,696,741	0.0
6,000,000	(1),(10)	Wells Fargo Re-REMIC Trust 2013-FRR1 BK26, 0.000%, 01/27/2045	5,473,759	0.1
3,270,000	(1),(3)	WFRBS Commercial Mortgage Trust 2011-C5 E, 5.901%, 11/15/2044	3,231,746	0.0
3,920,000	(1)	WFRBS Commercial Mortgage Trust 2013-C17 E, 3.500%, 12/15/2046	3,379,227	0.0
79,713,952	(3),(5)	WFRBS Commercial Mortgage Trust 2014-C25 XA, 0.955%, 11/15/2047	1,842,652	0.0
12,638,406	(1),(3),(5)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.941%, 08/15/2045	129,429	0.0
9,116,722	(1),(3),(5)	WFRBS Commercial Mortgage Trust 2012-C9 XA, 2.025%, 11/15/2045	156,221	0.0
12,946,000	(1),(3)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.383%, 03/15/2045	10,093,556	0.1

	Total Commercial Mortgage-Backed Securities
	(Cost $740,567,025)		734,934,605	7.1

SOVEREIGN BONDS: 2.2%
8,471,964	(7)	Argentine Republic Government International Bond, 0.125% (Step Rate @ 0.500% on 07/09/2021), 07/09/2030	3,055,922	0.0
1,819,735	(7)	Argentine Republic Government International Bond, 0.125% (Step Rate @ 1.125% on 07/09/2021), 07/09/2035	580,514	0.0
504,551		Argentine Republic Government International Bond, 1.000%, 07/09/2029	192,325	0.0
7,775,000		Brazilian Government International Bond, 3.875%, 06/12/2030	7,853,916	0.1
5,900,000	(2)	Brazilian Government International Bond, 4.625%, 01/13/2028	6,386,248	0.1
700,000		Brazilian Government International Bond, 6.000%, 04/07/2026	818,905	0.0
1,000,000		Colombia Government International Bond, 3.125%, 04/15/2031	980,290	0.0
5,225,000		Colombia Government International Bond, 3.875%, 04/25/2027	5,558,512	0.1
2,500,000		Croatia Government International Bond, 5.500%, 04/04/2023	2,717,280	0.0
8,775,000	(1)	Dominican Republic International Bond, 4.500%, 01/30/2030	8,994,463	0.1
2,700,000	(1)	Dominican Republic International Bond, 4.875%, 09/23/2032	2,787,750	0.0
1,100,000	(1)	Dominican Republic International Bond, 5.300%, 01/21/2041	1,100,011	0.0
300,000	(1)	Dominican Republic International Bond, 5.500%, 01/27/2025	330,120	0.0
270,000		Dominican Republic International Bond, 5.875%, 04/18/2024	287,550	0.0
900,000		Dominican Republic International Bond, 5.950%, 01/25/2027	1,014,300	0.0
300,000	(1)	Dominican Republic International Bond, 6.600%, 01/28/2024	332,790	0.0
4,825,000		Dominican Republic International Bond, 6.875%, 01/29/2026	5,602,308	0.1
250,000	(1)	Egypt Government International Bond, 5.875%, 06/11/2025	267,521	0.0
1,500,000	(1),(2)	Egypt Government International Bond, 5.875%, 02/16/2031	1,461,375	0.0
1,300,000		Egypt Government International Bond, 6.588%, 02/21/2028	1,378,000	0.0
9,150,000		Egypt Government International Bond, 7.500%, 01/31/2027	10,305,188	0.1
7,675,000	(1)	Egypt Government International Bond, 7.625%, 05/29/2032	8,163,667	0.1
1,240,000	(1)	Gabon Government International Bond, 6.625%, 02/06/2031	1,252,445	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

12,725,000	(1)	Ghana Government International Bond, 6.375%, 02/11/2027	12,816,747	0.1
EUR 2,800,000	(1)	Ivory Coast Government International Bond, 4.875%, 01/30/2032	3,326,069	0.0
4,009,085	(2),(3)	Ivory Coast Government International Bond, 5.750%, 12/31/2032	4,029,892	0.1
2,350,000	(1)	Jordan Government International Bond, 5.850%, 07/07/2030	2,454,281	0.0
1,000,000	(2)	Jordan Government International Bond, 6.125%, 01/29/2026	1,086,895	0.0
1,200,000	(1),(2)	Kenya Government International Bond, 7.000%, 05/22/2027	1,319,832	0.0
3,000,000		Mexico Government International Bond, 3.750%, 04/19/2071	2,747,910	0.0
1,750,000		Mexico Government International Bond, 3.771%, 05/24/2061	1,632,094	0.0
1,375,000		Mexico Government International Bond, 4.280%, 08/14/2041	1,446,693	0.0
5,675,000	(1)	Morocco Government International Bond, 2.375%, 12/15/2027	5,583,689	0.1
5,850,000	(1)	Morocco Government International Bond, 3.000%, 12/15/2032	5,664,847	0.1
1,450,000	(1)	Morocco Government International Bond, 4.000%, 12/15/2050	1,348,500	0.0
2,250,000		Morocco Government International Bond, 4.250%, 12/11/2022	2,366,174	0.0
600,000	(1)	Morocco Government International Bond, 4.250%, 12/11/2022	630,980	0.0
850,000		Namibia International Bonds, 5.500%, 11/03/2021	861,632	0.0
3,400,000		Oman Government International Bond, 6.000%, 08/01/2029	3,624,152	0.1
2,350,000	(1)	Oman Government International Bond, 6.750%, 10/28/2027	2,638,227	0.0
5,250,000	(1)	Oman Government International Bond, 7.375%, 10/28/2032	6,008,756	0.1
693,000		Panama Government International Bond, 6.700%, 01/26/2036	943,031	0.0
1,000,000		Panama Government International Bond, 9.375%, 04/01/2029	1,482,060	0.0
600,000	(1)	Paraguay Government International Bond, 4.625%, 01/25/2023	633,006	0.0
3,600,000	(1),(2)	Perusahaan Penerbit SBSN Indonesia III, 2.800%, 06/23/2030	3,687,228	0.1
2,675,000		Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/2027	3,004,694	0.0
4,000,000	(1)	Perusahaan Penerbit SBSN Indonesia III, 4.400%, 03/01/2028	4,571,160	0.1
3,375,000		Peruvian Government International Bond, 1.862%, 12/01/2032	3,139,914	0.0
2,525,000		Peruvian Government International Bond, 2.780%, 12/01/2060	2,258,713	0.0
4,450,000		Republic of South Africa Government International Bond, 4.300%, 10/12/2028	4,605,973	0.1
12,300,000		Republic of South Africa Government International Bond, 4.850%, 09/30/2029	13,078,898	0.1
EUR 2,050,000	(1)	Romanian Government International Bond, 2.625%, 12/02/2040	2,414,880	0.0
3,600,000		Russian Foreign Bond - Eurobond, 4.250%, 06/23/2027	4,025,268	0.1
2,600,000		Russian Foreign Bond - Eurobond, 4.750%, 05/27/2026	2,957,861	0.0
5,200,000	(1),(2)	Saudi Government International Bond, 2.250%, 02/02/2033	5,061,810	0.1
1,750,000	(1)	Saudi Government International Bond, 3.250%, 10/22/2030	1,887,746	0.0
2,450,000	(1),(2)	Saudi Government International Bond, 3.450%, 02/02/2061	2,451,752	0.0
554,000		Saudi Government International Bond, 4.500%, 04/17/2030	653,213	0.0
2,925,000	(1)	Saudi Government International Bond, 4.500%, 04/17/2030	3,448,824	0.1
1,200,000		Sri Lanka Government International Bond, 6.350%, 06/28/2024	828,000	0.0
9,475,000		Turkey Government International Bond, 4.875%, 10/09/2026	9,297,704	0.1
1,000,000		Turkey Government International Bond, 5.125%, 02/17/2028	973,768	0.0
1,000,000		Turkey Government International Bond, 6.125%, 10/24/2028	1,018,912	0.0
1,700,000		Turkey Government International Bond, 6.375%, 10/14/2025	1,783,688	0.0
2,083,000		Turkey Government International Bond, 7.375%, 02/05/2025	2,257,099	0.0
2,250,000	(1)	Turkiye Ihracat Kredi Bankasi AS, 5.750%, 07/06/2026	2,229,609	0.0
500,000		Ukraine Government International Bond, 7.375%, 09/25/2032	527,066	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

1,500,000		Ukraine Government International Bond, 7.750%, 09/01/2023	1,619,568	0.0
10,400,000		Ukraine Government International Bond, 7.750%, 09/01/2025	11,417,120	0.1
1,890,000		Ukraine Government International Bond, 7.750%, 09/01/2026	2,091,404	0.0
850,000		Ukraine Government International Bond, 7.750%, 09/01/2027	937,504	0.0
389,000		Ukraine Government International Bond, 9.750%, 11/01/2028	464,508	0.0

	Total Sovereign Bonds
	(Cost $221,026,914)		226,760,751	2.2

			Value	Percentage of Net Assets
PURCHASED OPTIONS (11): 0.0%
	Total Purchased Options
	(Cost $3,833,214)		4,153,474	0.0

	Total Long-Term Investments
	(Cost $10,171,782,327)		10,460,143,856	101.3

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.1%
		Commercial Paper: 0.6%
20,000,000		Crown Point Capital Company, LLC, 0.080%, 07/01/2021	19,999,955	0.2
40,000,000		Crown Point Capital Company, LLC, 0.080%, 07/07/2021	39,999,378	0.4

	Total Commercial Paper
	(Cost $59,999,000)		59,999,333	0.6

		U.S. Treasury Bills: 1.0%
50,000,000	(6)	United States Treasury Bill, 0.040%, 07/27/2021	49,998,511	0.5
50,000,000	(2),(6)	United States Treasury Bill, 0.040%, 11/26/2021	49,991,161	0.5

	Total U.S. Treasury Bills
	(Cost $99,992,560)		99,989,672	1.0

		Repurchase Agreements: 1.4%
3,159,182	(12)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $3,159,187, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $3,222,366, due 12/30/21-07/01/51)	3,159,182	0.0
4,629,225	(12)	Bethesda Securities LLC, Repurchase Agreement dated 06/30/21, 0.08%, due 07/01/21 (Repurchase Amount $4,629,235, collateralized by various U.S. Government Agency Obligations, 1.500%-6.500%, Market Value plus accrued interest $4,721,809, due 01/01/25-04/01/51)	4,629,225	0.1
11,180,584	(12)	BNP Paribas S.A., Repurchase Agreement dated 06/30/21, 0.20%, due 07/01/21 (Repurchase Amount $11,180,645, collateralized by various U.S. Government Securities, 1.350%-9.150%, Market Value plus accrued interest $11,729,624, due 09/19/22-01/27/40)	11,180,584	0.1
31,400,000	(12)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $31,400,043, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-9.000%, Market Value plus accrued interest $32,028,001, due 07/25/21-05/20/71)	31,400,000	0.3
10,165,732	(12)	Citadel Securities LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $10,165,757, collateralized by various U.S. Government Securities, 0.000%-8.125%, Market Value plus accrued interest $10,369,073, due 07/01/21-11/15/50)	10,165,732	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

20,173,000		Deutsche Bank Repurchase Agreement dated 6/30/2021, 0.03%, due 7/1/2021, $20,173,017 to be received upon repurchase (Collateralized by $19,742,800, U.S. Treasury Note, 1.625%, Market Value plus accrued interest $20,576,540 due 2/15/2026)	20,173,000	0.2
1,441,755	(12)	ED&F Man Capital Markets Inc., Repurchase Agreement dated 06/30/21, 0.08%, due 07/01/21 (Repurchase Amount $1,441,758, collateralized by various U.S. Government Agency Obligations, 1.907%-5.500%, Market Value plus accrued interest $1,470,590, due 10/01/21-07/01/51)	1,441,755	0.0
3,676,236	(12)	Industrial & Comm. Bank of China, Repurchase Agreement dated 06/30/21, 0.04%, due 07/01/21 (Repurchase Amount $3,676,240, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $3,749,761, due 07/07/21-11/01/49)	3,676,236	0.0
8,677,044	(12)	JVB Financial Group LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $8,677,065, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $8,850,585, due 08/01/21-06/01/51)	8,677,044	0.1
11,024,171	(12)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $11,024,189, collateralized by various U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $11,244,673, due 05/01/24-04/20/71)	11,024,171	0.1
5,947,988	(12)	Palafox Trading LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $5,948,003, collateralized by various U.S. Government Securities, 1.125%, Market Value plus accrued interest $6,066,965, due 02/28/27)	5,947,988	0.1
3,056,631	(12)	Royal Bank of Canada, Repurchase Agreement dated 06/30/21, 0.21%, due 07/01/21 (Repurchase Amount $3,056,649, collateralized by various U.S. Government Securities, 0.250%-7.500%, Market Value plus accrued interest $3,202,482, due 10/01/21-11/15/39)	3,056,631	0.0
19,050,658	(12)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/21, 0.11%, due 07/01/21 (Repurchase Amount $19,050,715, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $19,433,746, due 07/15/23-02/15/48)	19,050,658	0.2
7,143,794	(12)	Stonex Financial Inc., Repurchase Agreement dated 06/30/21, 0.10%, due 07/01/21 (Repurchase Amount $7,143,814, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.320%-9.000%, Market Value plus accrued interest $7,286,670, due 12/01/21-05/20/71)	7,143,794	0.1
2,700,511	(12)	TD Securities (USA) LLC, Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $2,700,515, collateralized by various U.S. Government Agency Obligations, 2.000%-4.500%, Market Value plus accrued interest $2,754,521, due 03/01/32-07/01/51)	2,700,511	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

	Total Repurchase Agreements
	(Cost $143,426,511)		143,426,511	1 .4

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.1%
3,915,000	(12),(13)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%	3,915,000	0.1
3,915,000	(12),(13)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.020%	3,915,000	0.0
3,915,000	(12),(13)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	3,915,000	0.0
	Total Mutual Funds
	(Cost $11,745,000)		11,745,000	0.1

	Total Short-Term Investments
	(Cost $315,163,071)		315,160,516	3.1

	Total Investments in Securities (Cost $10,486,945,398)		$10,775,304,372	104.4
	Liabilities in Excess of Other Assets		(454,877,532)	(4.4)
	Net Assets		$10,320,426,840	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of June 30, 2021.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(6)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2021.
(7)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of June 30, 2021.
(8)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(9)	Represents or includes a TBA transaction.
(10)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(11)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(12)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(13)	Rate shown is the 7-day yield as of June 30, 2021.

Currency Abbreviations:
DKK	Danish Krone
EUR	EU Euro

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
US0001M	1-month LIBOR
US0003M	3-month LIBOR
US0012M	12-month LIBOR
SOFR30A	30-Day Secured Overnight Financing Rate

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Purchased Options	$–	$4,153,474	$–	$4,153,474
Corporate Bonds/Notes	–	3,978,286,814	–	3,978,286,814
Collateralized Mortgage Obligations	–	1,628,422,779	–	1,628,422,779
Asset-Backed Securities	–	1,738,118,927	–	1,738,118,927
Commercial Mortgage-Backed Securities	–	734,934,605	–	734,934,605
U.S. Government Agency Obligations	–	1,036,050,117	–	1,036,050,117
Sovereign Bonds	–	226,760,751	–	226,760,751
U.S. Treasury Obligations	–	1,113,416,389	–	1,113,416,389
Short-Term Investments	11,745,000	303,415,516	–	315,160,516
Total Investments, at fair value	$11,745,000	$10,763,559,372	$–	$10,775,304,372
Other Financial Instruments+
Forward Foreign Currency Contracts	–	327,798	–	327,798
Futures	29,248,645	–	–	29,248,645
Total Assets	$40,993,645	$10,763,887,170	$–	$10,804,880,815
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(61,031)	$–	$(61,031)
Futures	(12,547,799)	–	–	(12,547,799)
Written Options	–	(2,696,348)	–	(2,696,348)
Total Liabilities	$(12,547,799)	$(2,757,379)	$–	$(15,305,178)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2021, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN 201,960	USD 10,074	Barclays Bank PLC	07/23/21	$31
USD 228	HUF 65,821	BNP Paribas	08/06/21	5
USD 309	CZK 6,471	BNP Paribas	08/06/21	8
COP 32,809,987	USD 8,827	Citibank N.A.	07/23/21	(93)
CNY 1,332,393	USD 207,381	Citibank N.A.	08/06/21	(1,860)
ILS 1,663	USD 513	Citibank N.A.	08/06/21	(3)
USD 4,335,854	PEN 16,062,603	Credit Suisse International	07/23/21	156,176
USD 4,335,853	PEN 16,062,603	Credit Suisse International	07/23/21	156,176
USD 222,334	BRL 1,183,486	Goldman Sachs International	07/23/21	(15,067)
USD 9,346	MYR 38,391	Goldman Sachs International	08/06/21	113
USD 180	TRY 1,549	HSBC Bank USA N.A.	08/06/21	5
PHP 5,077	USD 105	HSBC Bank USA N.A.	08/06/21	(2)
CLP 1,567,550	USD 2,193	JPMorgan Chase Bank N.A.	07/23/21	(60)
RON 5,424,744	USD 1,334,733	JPMorgan Chase Bank N.A.	08/06/21	(30,775)
PLN 1,479	USD 397	Morgan Stanley Capital Services LLC	08/06/21	(10)
ZAR 1,187	USD 86	Morgan Stanley Capital Services LLC	08/06/21	(3)
PEN 32,417,867	USD 8,420,225	Standard Chartered Bank	07/23/21	15,284
RUB 633,021	USD 8,702	Standard Chartered Bank	08/06/21	(96)
IDR 8,987,240,083	USD 627,601	Standard Chartered Bank	08/06/21	(13,062)
				$266,767

At June 30, 2021, the following futures contracts were outstanding for Voya Intermediate Bond Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	474	09/21/21	$62,805,000	$265,739

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

U.S. Treasury 2-Year Note	9	09/30/21	1,982,883	(2,900)
U.S. Treasury 5-Year Note	1,129	09/30/21	139,352,118	(462,096)
U.S. Treasury Long Bond	2,334	09/21/21	375,190,500	10,216,952
U.S. Treasury Ultra Long Bond	2,391	09/21/21	460,715,812	18,765,954
			$1,040,046,313	$28,783,649
Short Contracts:
U.S. Treasury Ultra 10-Year Note	(6,149)	09/21/21	(905,152,016)	(12,082,803)
			$(905,152,016)	$(12,082,803)

At June 30, 2021, the following OTC purchased foreign currency options were outstanding for Voya Intermediate Bond Fund:

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount	Cost	Fair Value

Put AUD vs. Call USD	Standard Chartered Bank	09/17/21	0 .733	USD	513,698,000	$3,833,214	$4,153,474
						$3,833,214	$4,153,474

At June 30, 2021, the following OTC written foreign currency options were outstanding for Voya Intermediate Bond Fund:

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount	Premiums Received	Fair Value

Put AUD vs. Call USD	Standard Chartered Bank	07/19/21	0 .751	USD	293,996,000	$2,044,448	$(2,609,012)
						$2,044,448	$(2,609,012)

At June 30, 2021, the following OTC written interest rate swaptions were outstanding for Voya Intermediate Bond Fund:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.720%	3-month USD-LIBOR	09/24/21	USD	136,458,000	$1,189,793	$(87,336)
								$1,189,793	$(87,336)

(1)	Fund receives the exercise rate semi-annually and pays the floating rate index quarterly.

Currency Abbreviations
BRL	-	Brazilian Real
CLP	-	Chilean Peso
COP	-	Colombian Peso
CNY	-	Chinese Yuan
CZK	-	Czech Koruna

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $10,477,621,096.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$390,149,802
Gross Unrealized Depreciation	(78,508,936)
Net Unrealized Appreciation	$311,640,866